SEMI-ANNUAL REPORT APRIL 30, 2014
OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2015
Estimated average burden hours per response...20.6

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Report to Shareholders.
Semi-annual Report
(unaudited)
April 30, 2014

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation

Madison Cash Reserves Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison Government Bond Fund
Madison High Quality Bond Fund
Madison Core Bond Fund
Madison Corporate Bond Fund
Madison High Income Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Value Fund
Madison Investors Fund
Madison Large Cap Growth Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison NorthRoad International Fund
Madison International Stock Fund

Madison Funds    | April 30, 2014

Madison Funds    | April 30, 2014

*Although each Fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular Fund, group of Funds or list of Funds.
Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.
For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company.
For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

Madison Funds    | April 30, 2014

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Madison Funds    | Madison Funds® Performance | April 30, 2014

MADISON FUNDS® PERFORMANCE

Average Annual Total Returns
			Monthly as of April 30, 2014								Quarterly as of March 31, 2014
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio[1]	Inception Date
ALLOCATION FUNDS - maximum sales charge - 5.75%
Madison Conservative Allocation Fund
Class A	Without Sales Charge	MCNAX	0.46%	2.67%	1.90%	5.00%	5.41%	8.61%	–	4.21%	1.44%	5.81%	5.91%	9.54%	–	4.19%	1.28%	6/30/2006
	With Sales Charge		(5.29)%	(3.22)%	(3.99)%	(1.02)%	3.36%	7.32%	–	3.42%	(4.43)%	(0.24)%	3.84%	8.25%	–	3.40%
Class B	Without Sales Charge	MCNBX	0.37%	2.47%	1.61%	4.20%	4.62%	7.81%	–	3.44%	1.24%	5.09%	5.15%	8.73%	–	3.43%	2.03%	6/30/2006
	With Sales Charge		(4.13)%	(2.03)%	(2.89)%	(0.30)%	3.54%	7.51%	–	3.44%	(3.26)%	0.59%	4.08%	8.44%	–	3.43%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	(0.50)%	3.64%	4.80%	4.88%	5.46%	1.97%	(0.27)%	3.77%	4.66%	4.52%	5.41%
New Conservative Allocation Custom Index[2]			0.68%	2.77%	2.52%	6.10%	6.52%	9.68%	6.26%	6.32%	1.83%	6.83%	6.98%	10.44%	5.92%	6.29%
Old Conservative Allocation Custom Index[3]			0.64%	2.70%	2.58%	6.17%	6.72%	9.62%	6.12%	6.25%	1.92%	7.01%	7.19%	10.31%	5.79%	6.23%
Class C	Without Sales Charge	MCOCX	0.46%	2.47%	1.71%	4.20%	4.62%	7.80%	–	3.16%	1.24%	5.09%	5.11%	8.73%	–	3.13%	2.03%	2/29/2008
	With Sales Charge		(0.54)%	1.47%	0.71%	3.20%	4.62%	7.80%	–	3.16%	0.24%	4.09%	5.11%	8.73%	–	3.13%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	(0.50)%	3.64%	4.80%	4.88%	4.55%	1.97%	(0.27)%	3.77%	4.66%	4.52%	4.47%
New Conservative Allocation Custom Index[2]			0.68%	2.77%	2.52%	6.10%	6.52%	9.68%	6.26%	5.91%	1.83%	6.83%	6.98%	10.44%	5.92%	5.87%
Old Conservative Allocation Custom Index[3]			0.64%	2.70%	2.58%	6.17%	6.72%	9.62%	6.12%	5.89%	1.92%	7.01%	7.19%	10.31%	5.79%	5.86%

Madison Moderate Allocation Fund
Class A	Without Sales Charge	MMDAX	0.34%	3.76%	1.63%	9.36%	7.42%	11.39%	–	4.27%	1.28%	10.70%	8.20%	12.92%	–	4.27%	1.33%	6/30/2006
	With Sales Charge		(5.42)%	(2.22)%	(4.20)%	3.08%	5.33%	10.07%	–	3.49%	(4.52)%	4.34%	6.07%	11.58%	–	3.48%
Class B	Without Sales Charge	MMDRX	0.25%	3.59%	1.37%	8.57%	6.64%	10.56%	–	3.49%	1.11%	9.90%	7.36%	12.07%	–	3.49%	2.08%	6/30/2006
	With Sales Charge		(4.25)%	(0.91)%	(3.13)%	4.07%	5.60%	10.29%	–	3.49%	(3.39)%	5.40%	6.34%	11.81%	–	3.49%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	7.43%	1.81%	21.86%	14.66%	21.16%	7.42%	7.42%
New Moderate Allocation Custom Index[4]			0.55%	3.89%	2.36%	10.79%	8.48%	13.03%	7.09%	6.73%	1.80%	11.98%	9.19%	14.42%	6.77%	6.73%
Old Moderate Allocation Custom Index[5]			0.56%	3.75%	2.30%	10.47%	8.13%	12.43%	6.57%	6.15%	1.73%	11.93%	8.88%	13.76%	6.26%	6.14%
Class C	Without Sales Charge	MMDCX	0.25%	3.58%	1.37%	8.56%	6.63%	10.58%	–	3.10%	1.11%	9.89%	7.39%	12.06%	–	3.10%	2.08%	2/29/2008

Madison Funds    | Madison Funds® Performance | April 30, 2014

	With Sales Charge		-0.75%	2.58%	0.37%	7.56%	6.63%	10.58%	–	3.10%	0.11%	8.89%	7.39%	12.06%	–	3.10%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	8.15%	1.81%	21.86%	14.66%	21.16%	7.42%	8.14%
New Moderate Allocation Custom Index[4]			0.55%	3.89%	2.36%	10.79%	8.48%	13.03%	7.09%	6.57%	1.80%	11.98%	9.19%	14.42%	6.77%	6.57%
Old Moderate Allocation Custom Index[5]			0.56%	3.75%	2.30%	10.47%	8.13%	12.43%	6.57%	5.96%	1.73%	11.93%	8.88%	13.76%	6.26%	5.95%

Madison Aggressive Allocation Fund
Class A	Without Sales Charge	MAGSX	0.24%	4.94%	1.57%	13.19%	8.63%	13.80%	–	4.00%	1.32%	14.91%	9.58%	16.03%	–	4.01%	1.36%	6/30/2006
	With Sales Charge		-5.52%	-1.12%	-4.27%	6.65%	6.50%	12.45%	–	3.22%	-4.50%	8.26%	7.44%	14.66%	–	3.22%
Class B	Without Sales Charge	MAGBX	0.16%	4.73%	1.33%	12.36%	7.81%	12.94%	–	3.22%	1.16%	14.07%	8.75%	15.18%	–	3.23%	2.11%	6/30/2006
	With Sales Charge		-4.34%	0.23%	-3.17%	7.86%	6.80%	12.69%	–	3.22%	-3.34%	9.57%	7.75%	14.95%	–	3.23%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	7.43%	1.81%	21.86%	14.66%	21.16%	7.42%	7.42%
New Aggressive Allocation Custom Index[6]			0.43%	5.01%	2.17%	15.60%	10.34%	16.32%	7.75%	6.94%	1.73%	17.28%	11.29%	18.36%	7.45%	6.96%
Old Aggressive Allocation Custom Index[7]			0.52%	4.79%	1.94%	14.36%	8.85%	14.69%	6.64%	5.50%	1.41%	16.59%	9.91%	16.67%	6.34%	5.49%
Class C	Without Sales Charge	MAACX	0.16%	4.73%	1.33%	12.35%	7.80%	12.92%	–	2.63%	1.16%	14.06%	8.78%	15.16%	–	2.64%	2.11%	2/29/2008
	With Sales Charge		-0.84%	3.73%	0.33%	11.35%	7.80%	12.92%	–	2.63%	0.16%	13.06%	8.78%	15.16%	–	2.64%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	8.15%	1.81%	21.86%	14.66%	21.16%	7.42%	8.14%
New Aggressive Allocation Custom Index[6]			0.43%	5.01%	2.17%	15.60%	10.34%	16.32%	7.75%	7.01%	1.73%	17.28%	11.29%	18.36%	7.45%	7.03%
Old Aggressive Allocation Custom Index[7]			0.52%	4.79%	1.94%	14.36%	8.85%	14.69%	6.64%	5.31%	1.41%	16.59%	9.91%	16.67%	6.34%	5.30%

[1]	See Fund prospectus for further details on annual fund operating expenses.
[2]	New Conservative Allocation Custom Index consists of 28% Russell 3000® Index, 7% MSCI ACWI ex-USA Index and 65% Barclays US Aggregate Bond Index.
[3]	Old Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 3000 Index and 5% MSCI EAFE Index.
[4]	New Moderate Allocation Custom Index consists of 48% Russell 3000® Index, 12% MSCI ACWI ex-USA Index and 40% Barclays US Aggregate Bond Index.
[5]	Old Moderate Allocation Custom Index consists of 45% Russell 3000® Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
[6]	New Aggressive Allocation Custom Index consists of 68% Russell 3000® Index, 17% MSCI ACWI ex-USA Index and 15% Barclays US Aggregate Bond Index.
[7]	Old Aggressive Allocation Custom Index consists of 55% Russell 3000® Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.madisonfunds.com or call 1-800-877-6089 to obtain performance data current to the most recent month-end. This piece must be accompanied or preceded by a current Madison Funds prospectus. An investment in any Madison Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Cash Reserves Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the fund. Mutual funds are subject to investment risk. MFD Distributor, LLC. May 2, 2014
Not Part of the Semi-annual Report

Madison Funds    | Madison Funds® Performance | April 30, 2014

Average Annual Total Returns
		Monthly as of April 30, 2014									Quarterly as of March 31, 2014
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio[1]	Inception Date
FIXED INCOME FUNDS - maximum sales charge - 4.5%
Madison Cash Reserves Fund - No sales charge
Class A	Without Sales Charge	MFAXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.39%	2.17%	0.00%	0.00%	0.00%	0.00%	1.40%	2.18%	0.09%	12/29/1997
Class B	Without Sales Charge	MFBXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.05%	1.67%	0.00%	0.00%	0.00%	0.00%	1.05%	1.67%	0.10%	12/29/1997
	With Sales Charge		-4.50%	-4.50%	-4.50%	-4.50%	-1.18%	-0.40%	1.05%	1.67%	-4.50%	-4.50%	-1.18%	-0.40%	1.05%	1.67%
90-day U.S. T-Bill (Citigroup/Salomon)			0.00%	0.01%	0.02%	0.04%	0.06%	0.09%	1.56%	2.37%	0.01%	0.05%	0.06%	0.09%	1.56%	2.38%

Madison Tax-Free Virginia Fund
Class Y		GTVAX	1.09%	1.99%	3.57%	-0.49%	3.55%	3.53%	3.63%	5.38%	2.46%	-0.42%	3.74%	3.43%	3.25%	5.35%	0.85%	10/31/1987
Barclays Capital Muni Index			1.20%	2.56%	4.56%	0.50%	5.59%	5.54%	4.83%	6.52%	3.32%	0.39%	5.79%	5.71%	4.45%	6.50%

Madison Tax-Free National Fund
Class Y		GTFHX	1.33%	2.18%	3.85%	-0.92%	4.01%	3.78%	3.58%	5.97%	2.48%	-1.10%	4.13%	3.70%	3.15%	5.94%	0.85%	12/30/1982
Barclays Capital Muni Index			1.20%	2.56%	4.56%	0.50%	5.59%	5.54%	4.83%	7.39%	3.32%	0.39%	5.79%	5.71%	4.45%	7.37%

Madison Government Bond Fund
Class Y		MADTX	0.27%	0.16%	0.73%	-0.38%	1.43%	1.84%	2.94%	5.99%	0.46%	-0.44%	1.55%	1.76%	2.75%	6.00%	0.55%	7/21/1983
Barclays Capital 1-3 Yr Gov’t Bond Index			0.14%	0.12%	0.28%	0.43%	0.74%	1.23%	2.69%	5.90%	0.14%	0.39%	0.84%	1.21%	2.57%	5.91%
Barclays Capital Intermediate Gov’t Bond Index			0.36%	0.18%	1.00%	-0.84%	2.14%	2.57%	3.85%	6.84%	0.64%	-0.76%	2.35%	2.35%	3.58%	6.85%

Madison High Quality Bond
Class Y		MIIBX	0.36%	0.26%	1.09%	-0.30%	1.55%	2.65%	3.49%	4.17%	0.72%	-0.28%	1.67%	2.73%	3.28%	4.16%	0.49%	5/1/2000
Barclays Capital Intermediate Gov’t Credit A+ Index			0.42%	0.36%	1.23%	-0.51%	2.55%	3.54%	4.01%	5.08%	0.80%	-0.40%	2.77%	3.45%	3.72%	5.08%

Madison Core Bond Fund
Class A	Without Sales Charge	MBOAX	0.76%	0.94%	2.35%	-1.03%	2.38%	3.12%	3.54%	4.22%	1.57%	-0.99%	2.46%	2.98%	3.19%	4.19%	0.90%	12/29/1997
	With Sales Charge		-3.80%	-3.63%	-2.24%	-5.50%	0.83%	2.17%	3.07%	3.92%	-2.98%	-5.49%	0.90%	2.03%	2.72%	3.89%
Class B	Without Sales Charge	MBOBX	0.70%	0.75%	2.09%	-1.77%	1.58%	2.36%	2.77%	3.44%	1.37%	-1.73%	1.67%	2.21%	2.42%	3.41%	1.65%	12/29/1997
	With Sales Charge		-3.80%	-3.75%	-2.41%	-6.10%	0.45%	1.99%	2.77%	3.44%	-3.13%	-6.06%	0.53%	1.84%	2.42%	3.41%

Madison Funds    | Madison Funds® Performance | April 30, 2014

Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	-0.50%	3.64%	4.80%	4.88%	5.55%	1.97%	-0.27%	3.77%	4.66%	4.52%	5.53%
Class Y		MBOYX	0.79%	1.00%	2.44%	-0.86%	2.62%	3.38%	–	4.13%	1.64%	-0.73%	2.70%	3.21%	–	4.07%	0.65%	6/30/2006
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	-0.50%	3.64%	4.80%	4.88%	5.46%	1.97%	-0.27%	3.77%	4.66%	4.52%	5.41%
Class R6		MCBRX	0.79%	1.00%	2.44%	-0.77%	–	–	–	-0.51%	1.64%	–	–	–	–	-1.30%	0.52%	4/19/2013
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	-0.50%	3.64%	4.80%	4.88%	-0.30%	1.97%	-0.27%	3.77%	4.66%	4.52%	-1.14%

Madison Corporate Bond
Class Y		COINX	0.87%	1.50%	2.99%	-0.13%	4.22%	5.66%	–	5.89%	2.11%	0.32%	4.38%	5.90%	–	5.83%	0.65%	7/1/2007
Barclays Capital Credit Bond Index			1.19%	2.42%	4.14%	0.41%	5.63%	8.56%	5.66%	6.49%	2.91%	1.02%	5.80%	8.90%	5.20%	6.38%

Madison High Income Fund
Class A	Without Sales Charge	MHNAX	0.70%	2.77%	3.37%	5.46%	6.66%	10.62%	6.96%	5.75%	2.65%	6.33%	6.90%	11.45%	6.81%	5.73%	1.00%	12/29/1997
	With Sales Charge		-3.78%	-1.85%	-1.29%	0.74%	5.03%	9.60%	6.46%	5.45%	-1.97%	1.53%	5.26%	10.41%	6.33%	5.43%
Class B	Without Sales Charge	MHNBX	0.62%	2.52%	3.03%	4.57%	5.89%	9.79%	6.16%	4.97%	2.40%	5.42%	6.08%	10.60%	6.03%	4.95%	1.75%	12/29/1997
	With Sales Charge		-3.88%	-1.98%	-1.47%	0.29%	4.87%	9.52%	6.16%	4.97%	-2.10%	1.11%	5.06%	10.34%	6.03%	4.95%
Bank of America Merrill Lynch US High Yield Master II Constrained			0.69%	2.94%	3.71%	6.29%	8.41%	15.78%	8.69%	7.19%	2.99%	7.56%	8.69%	18.13%	8.55%	7.18%
Class Y		MHNYX	0.58%	2.71%	3.18%	5.54%	6.90%	10.88%	–	7.50%	2.59%	6.58%	7.19%	11.74%	–	7.50%	0.75%	6/30/2006
Bank of America Merrill Lynch US High Yield Master II Constrained			0.69%	2.94%	3.71%	6.29%	8.41%	15.78%	8.69%	9.26%	2.99%	7.56%	8.69%	18.13%	8.55%	9.26%

[1]	See Fund prospectus for further details on annual fund operating expenses.

Not Part of the Semi-annual Report

Madison Funds    | Madison Funds® Performance | April 30, 2014

			Average Annual Total Returns
			Monthly as of April 30, 2014								Quarterly as of March 31, 2014
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio[1]	Inception Date
HYBRID FUNDS - maximum sales charge 5.75%
Madison Diversified Income Fund
Class A	Without Sales Charge	MBLAX	0.79%	4.37%	2.23%	8.61%	8.81%	11.96%	6.16%	5.68%	1.42%	9.47%	9.43%	12.39%	5.90%	5.66%	1.10%	12/29/1997
	With Sales Charge		-4.97%	-1.64%	-3.68%	2.40%	6.67%	10.65%	5.53%	5.30%	-4.43%	3.20%	7.29%	11.07%	5.27%	5.28%
Class B	Without Sales Charge	MBLNX	0.73%	4.16%	1.90%	7.76%	8.00%	11.11%	5.36%	4.90%	1.16%	8.61%	8.61%	11.56%	5.11%	4.88%	1.85%	12/29/1997
	With Sales Charge		-3.77%	-0.34%	-2.60%	3.26%	6.99%	10.85%	5.36%	4.90%	-3.34%	4.11%	7.61%	11.30%	5.11%	4.88%
Custom Blended Index (50% Fixed 50% Equity)[8]			0.79%	3.72%	2.75%	9.64%	8.86%	12.04%	6.58%	6.24%	1.94%	10.42%	9.33%	12.94%	6.27%	6.22%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	-0.50%	3.64%	4.80%	4.88%	5.55%	1.97%	-0.27%	3.77%	4.66%	4.52%	5.53%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	6.19%	1.81%	21.86%	14.66%	21.16%	7.42%	6.17%
Class C	Without Sales Charge	MBLCX	0.73%	4.16%	1.97%	7.76%	–	–	–	9.90%	1.23%	8.69%	–	–	–	9.93%	1.85%	7/31/2012
	With Sales Charge		-0.27%	3.16%	0.97%	6.76%	–	–	–	9.90%	0.23%	7.69%	–	–	–	9.93%
Custom Blended Index (50% Fixed 50% Equity)[8]			0.79%	3.72%	2.75%	9.64%	8.86%	12.04%	6.58%	10.94%	1.94%	10.42%	9.33%	12.94%	6.27%	10.99%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			0.85%	1.23%	2.84%	-0.50%	3.64%	4.80%	4.88%	0.50%	1.97%	-0.27%	3.77%	4.66%	4.52%	0.02%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	22.13%	1.81%	21.86%	14.66%	21.16%	7.42%	22.81%

EQUITY FUNDS - maximum sales charge 5.75%
Madison Covered Call & Equity Income Fund
Class A	Without Sales Charge	MENAX	0.20%	4.32%	2.32%	11.35%	8.31%	–	–	8.47%	2.11%	11.92%	8.27%	–	–	8.58%	1.26%	10/31/2009
	With Sales Charge		-5.59%	-1.64%	-3.60%	4.93%	6.18%	–	–	7.05%	-3.80%	5.53%	6.14%	–	–	7.14%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	16.52%	1.81%	21.86%	14.66%	21.16%	7.42%	16.66%
CBOE S&P 500 BuyWrite IndexSM			1.01%	5.55%	3.48%	10.13%	7.94%	11.44%	5.25%	9.29%	2.44%	10.69%	8.34%	12.04%	5.11%	9.22%
Class C	Without Sales Charge	MENCX	0.10%	4.16%	2.04%	10.54%	–	–	–	10.92%	1.93%	11.11%	–	–	–	11.42%	2.01%	7/31/2012
	With Sales Charge		-0.90%	3.16%	1.04%	9.54%	–	–	–	10.92%	0.94%	10.11%	–	–	–	11.42%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	22.13%	1.81%	21.86%	14.66%	21.16%	7.42%	22.81%

Madison Funds    | Madison Funds® Performance | April 30, 2014

CBOE S&P 500 BuyWrite IndexSM			1.01%	5.55%	3.48%	10.13%	7.94%	11.44%	5.25%	9.02%	2.44%	10.69%	8.34%	12.04%	5.11%	8.83%
Class Y		MENYX	0.10%	4.38%	2.30%	11.52%	8.52%	–	–	8.70%	2.20%	12.31%	8.52%	–	–	8.84%	1.01%	10/31/2009
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	16.52%	1.81%	21.86%	14.66%	21.16%	7.42%	16.66%
CBOE S&P 500 BuyWrite IndexSM			1.01%	5.55%	3.48%	10.13%	7.94%	11.44%	5.25%	9.29%	2.44%	10.69%	8.34%	12.04%	5.11%	9.22%
Class R6		MENRX	0.20%	4.48%	2.40%	11.73%	–	–	–	12.14%	2.19%	12.30%	–	–	–	12.64%	0.88%	7/31/2012
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	22.13%	1.81%	21.86%	14.66%	21.16%	7.42%	22.81%
CBOE S&P 500 BuyWrite IndexSM			1.01%	5.55%	3.48%	10.13%	7.94%	11.44%	5.25%	9.02%	2.44%	10.69%	8.34%	12.04%	5.11%	8.83%

Madison Dividend Income Fund
Class Y		BHBFX	0.93%	7.04%	2.35%	16.34%	13.10%	14.72%	6.89%	7.95%	1.40%	17.74%	13.59%	16.39%	6.68%	7.93%	0.95%	12/18/1986
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	10.16%	1.81%	21.86%	14.66%	21.16%	7.42%	10.16%

Madison Large Cap Value Fund
Class A	Without Sales Charge	MGWAX	0.71%	8.01%	3.50%	18.99%	13.01%	16.74%	6.08%	4.99%	2.77%	20.00%	14.08%	18.62%	5.84%	4.97%	1.16%	12/29/1997
	With Sales Charge		-5.08%	1.78%	-2.45%	12.13%	10.81%	15.36%	5.45%	4.61%	-3.14%	13.12%	11.84%	17.23%	5.22%	4.59%
Class B	Without Sales Charge	MGWBX	0.67%	7.81%	3.26%	18.16%	12.16%	15.86%	5.29%	4.21%	2.57%	19.16%	13.24%	17.73%	5.05%	4.19%	1.91%	12/29/1997
	With Sales Charge		-3.83%	3.31%	-1.24%	13.66%	11.23%	15.63%	5.29%	4.21%	-1.93%	14.66%	12.32%	17.53%	5.05%	4.19%
Russell 1000® Value Index			0.95%	7.83%	4.00%	20.90%	14.16%	19.52%	7.95%	7.01%	3.02%	21.57%	14.80%	21.75%	7.58%	6.99%
Class Y		MYLVX	0.77%	8.08%	3.56%	19.29%	13.29%	17.03%	–	5.27%	2.77%	20.31%	14.38%	18.90%	–	5.23%	0.91%	6/30/2006
Russell 1000® Value Index			0.95%	7.83%	4.00%	20.90%	14.16%	19.52%	7.95%	6.40%	3.02%	21.57%	14.80%	21.75%	7.58%	6.34%

Madison Investors Fund
Class A	Without Sales Charge	MNVAX	-0.88%	4.99%	1.82%	–	–	–	–	10.01%	2.72%	–	–	–	–	10.99%	1.20%	9/23/2013
	With Sales Charge		-6.58%	-1.05%	-4.03%	–	–	–	–	3.67%	-3.18%	–	–	–	–	4.59%
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	11.51%	1.81%	21.86%	14.66%	21.16%	7.42%	10.69%
Class Y		MINVX	-0.84%	5.08%	1.94%	16.58%	12.42%	16.80%	6.20%	10.83%	2.81%	19.80%	13.79%	19.81%	6.21%	10.89%	0.95%	11/1/1978
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	12.00%	1.81%	21.86%	14.66%	21.16%	7.42%	12.00%
Class R6		MNVRX	-0.80%	5.16%	2.03%	–	–	–	–	10.40%	2.85%	–	–	–	–	11.29%	0.67%	9/23/2013
S&P 500® Index			0.74%	6.23%	2.56%	20.44%	13.83%	19.14%	7.67%	11.51%	1.81%	21.86%	14.66%	21.16%	7.42%	10.69%

Madison Funds    | Madison Funds® Performance | April 30, 2014

[1]	See Fund prospectus for further details on annual fund operating expenses.
[8]	Custom Blended Index consists of 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 50% S&P 500® Index.

Not Part of the Semi-annual Report

Madison Funds    | Madison Funds® Performance | April 30, 2014

			Average Annual Total Returns
			Monthly as of April 30, 2014								Quarterly as of March 31, 2014
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio[1]	Inception Date
EQUITY FUNDS - maximum sales charge 5.75%
Madison Large Cap Growth Fund
Class A	Without Sales Charge	MCAAX	0.14%	4.11%	0.19%	17.92%	9.43%	14.69%	6.19%	5.18%	0.05%	19.84%	10.42%	16.53%	6.06%	5.20%	1.20%	12/29/1997
	With Sales Charge		–5.61%	–1.87%	–5.57%	11.16%	7.29%	13.34%	5.56%	4.80%	–5.70%	12.98%	8.27%	15.15%	5.43%	4.82%
Class B	Without Sales Charge	MCPBX	0.05%	3.88%	–0.10%	17.01%	8.62%	13.84%	5.39%	4.41%	–0.16%	18.89%	9.61%	15.67%	5.27%	4.43%	1.95%	12/29/1997
	With Sales Charge		–4.45%	–0.62%	–4.60%	12.51%	7.62%	13.61%	5.39%	4.41%	–4.65%	14.39%	8.63%	15.45%	5.27%	4.43%
Russell 1000® Growth Index			0.00%	4.09%	1.12%	20.66%	13.37%	19.47%	7.99%	5.35%	1.12%	23.22%	14.62%	21.68%	7.86%	5.37%
Class Y		MYLGX	0.18%	4.17%	0.23%	18.19%	9.71%	14.99%	–	6.82%	0.05%	20.11%	10.70%	16.81%	–	6.87%	0.95%	6/30/2006
Russell 1000® Growth Index			0.00%	4.09%	1.12%	20.66%	13.37%	19.47%	7.99%	8.81%	1.12%	23.22%	14.62%	21.68%	7.86%	8.91%

Madison Mid Cap Fund
Class A	Without Sales Charge	MERAX	–1.29%	2.92%	–1.51%	13.32%	–	–	–	16.12%	–0.22%	–	–	–	–	18.22%	1.40%	4/19/2013
	With Sales Charge		–7.01%	–2.97%	–7.20%	6.79%	–	–	–	9.69%	–5.98%	–	–	–	–	11.46%
Class B	Without Sales Charge	MERBX	–1.33%	2.77%	–1.69%	12.53%	–	–	–	15.24%	–0.36%	–	–	–	–	17.34%	2.15%	4/19/2013
	With Sales Charge		–5.77%	–1.73%	–6.11%	8.03%	–	–	–	11.38%	–4.85%	–	–	–	–	12.84%
Russell Midcap® Index			–0.57%	4.98%	2.93%	21.25%	13.05%	21.87%	10.40%	25.06%	3.53%	23.51%	14.39%	25.55%	10.05%	25.78%
Russell Midcap® Growth Index			–1.47%	2.78%	0.55%	20.62%	11.63%	21.10%	9.63%	24.28%	2.04%	24.22%	13.52%	24.73%	9.47%	26.13%
Class Y		GTSGX	–1.27%	2.97%	–1.37%	13.67%	10.90%	18.22%	7.91%	10.15%	–0.11%	16.53%	12.73%	21.30%	7.85%	10.22%	1.15%	7/21/1983
Russell Midcap® Index			–0.57%	4.98%	2.93%	21.25%	13.05%	21.87%	10.40%	12.08%	3.53%	23.51%	14.39%	25.55%	10.05%	12.13%
Russell Midcap® Growth Index			–1.47%	2.78%	0.55%	20.62%	11.63%	21.10%	9.63%		2.04%	24.22%	13.52%	24.73%	9.47%
Class R6		MMCRX	–1.26%	3.08%	–1.37%	13.88%	–	–	–	15.65%	–0.11%	16.93%	–	–	–	17.03%	0.77%	2/29/2012
Russell Midcap® Index			–0.57%	4.98%	2.93%	21.25%	13.05%	21.87%	10.40%	19.56%	3.53%	23.51%	14.39%	25.55%	10.05%	20.75%
Russell Midcap® Growth Index			–1.47%	2.78%	0.55%	20.62%	11.63%	21.10%	9.63%	17.21%	2.04%	24.22%	13.52%	24.73%	9.47%	18.80%

Madison Small Cap Fund
Class A	Without Sales Charge	MASVX	–4.06%	0.77%	–2.90%	15.90%	10.73%	19.17%	–	7.35%	1.21%	19.42%	13.48%	23.94%	–	8.05%	1.50%	12/27/2006

Madison Funds    | Madison Funds® Performance | April 30, 2014

	With Sales Charge		–9.60%	–5.01%	–8.46%	9.22%	8.58%	17.76%	–	6.49%	–4.58%	12.54%	11.27%	22.47%	–	7.17%
Class B	Without Sales Charge	MBSVX	–4.15%	0.51%	–3.21%	14.92%	9.87%	18.25%	–	6.61%	0.98%	18.57%	12.62%	22.99%	–	7.32%	2.25%	12/27/2006
	With Sales Charge		–8.47%	–3.99%	–7.57%	10.42%	8.89%	18.05%	–	6.61%	–3.52%	14.07%	11.69%	22.81%	–	7.32%
Russell 2000® Index			–3.88%	–0.04%	–2.80%	20.50%	10.74%	19.84%	8.67%	6.26%	1.12%	24.90%	13.18%	24.31%	8.53%	6.92%
Russell 2000® Value Index			–2.57%	3.15%	–0.84%	19.61%	11.16%	19.13%	8.37%	4.83%	1.78%	22.65%	12.74%	23.33%	8.07%	5.27%
Class Y		MYSVX	–4.06%	0.84%	–2.83%	16.14%	11.00%	19.44%	–	7.92%	1.28%	19.75%	13.76%	24.23%	–	8.63%	1.25%	1/9/2007
Russell 2000® Index			–3.88%	–0.04%	–2.80%	20.50%	10.74%	19.84%	8.67%	6.65%	1.12%	24.90%	13.18%	24.31%	8.53%	7.31%
Russell 2000® Value Index			–2.57%	3.15%	–0.84%	19.61%	11.16%	19.13%	8.37%	5.23%	1.78%	22.65%	12.74%	23.33%	8.07%	5.67%

Madison NorthRoad International Fund
Class Y		NRIEX	2.15%	8.61%	2.83%	13.99%	5.82%	13.92%	–	14.14%	0.67%	15.37%	6.16%	16.54%	–	13.92%	1.15%	12/31/2008
MSCI EAFE Index (net)			1.45%	6.40%	2.12%	13.35%					0.66%	17.56%
Class R6		NRRIX	2.14%	8.68%	2.82%	14.34%	–	–	–	13.89%	0.66%	15.74%	–	–	–	13.32%	0.82%	2/29/2012
MSCI EAFE Index (net)			1.45%	6.40%	2.12%	13.35%				13.70%	0.66%	17.56%	7.21%	16.02%	6.53%	13.50%

International Stock Fund
Class A	Without Sales Charge	MINAX	0.07%	4.88%	0.44%	12.02%	6.87%	13.37%	7.81%	5.67%	0.37%	15.93%	9.09%	15.63%	7.51%	5.70%	1.60%	12/29/1997
	With Sales Charge		–5.71%	–1.17%	–5.31%	5.61%	4.77%	12.03%	7.18%	5.29%	–5.38%	9.25%	6.96%	14.28%	6.88%	5.31%
Class B	Without Sales Charge	MINBX	0.00%	4.65%	0.15%	11.21%	6.05%	12.52%	7.02%	4.88%	0.15%	15.06%	8.25%	14.75%	6.71%	4.91%	2.35%	12/29/1997
	With Sales Charge		–4.50%	0.15%	–4.35%	6.71%	5.01%	12.27%	7.02%	4.88%	–4.35%	10.56%	7.25%	14.52%	6.71%	4.91%
MSCI EAFE Index (net)			1.45%	6.40%	2.12%	13.35%	5.66%	13.58%	6.93%	5.52%	0.66%	17.56%	7.21%	16.02%	6.53%	5.45%
Class Y		MINYX	0.07%	4.88%	0.44%	12.25%	7.14%	13.64%	–	4.70%	0.37%	16.17%	9.33%	15.90%	–	4.74%	1.35%	6/30/2006
MSCI EAFE Index (net)			1.45%	6.40%	2.12%	13.35%	5.66%	13.58%	6.93%	3.65%	0.66%	17.56%	7.21%	16.02%	6.53%	3.50%

[4]	See Fund prospectus for further details on annual fund operating expenses.

Not Part of the Semi-annual Report
5

Madison Funds    | Madison Funds® Performance | April 30, 2014

Average annual total returns assume all distributions are reinvested and reflect applicable fees and expenses. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
Maximum sales charge for Class A shares is 5.75% for the Allocation funds, Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds and 4.5% for the Core Bond and High Income Funds. The Cash Reserves Fund has no sales charge. Class A sales charges are lower for larger accounts. Class B shares have no up-front sales charge. If redeemed within six years, however, B shares are subject to a maximum contingent deferred sales charge of 4.5%. Class C shares do not have an up-front sales charge. They do, however, carry a 1% contingent deferred sales charge on shares redeemed within 12 months of purchase.
The investment adviser has contractually agreed to waive a portion of its management fees and/or other expenses for the Government Bond, Investors and Dividend Income Funds. Investment returns reflect the waivers, without which the results would have been lower. For the Government Bond and Dividend Income Funds, the investment adviser is waiving 0.10% of its management fee until at least March 1, 2015. For the Investors Fund the investment adviser is waiving 0.10% of its management fee on all classes and 0.05% of its services fee on Class A and Y shares until May 1, 2014. Beginning May 2, 2014 the investment adviser has agreed to waive 0.15% of its services fee on Class A and Y shares until September 30, 2015. For the Cash Reserves Fund, the investment advisor and the distributor has contractually agreed to waive fees and expenses to the extent necessary to prevent a negative fund yield until at least March 1, 2015. For the most recent fiscal year the fees waived were 0.46% for Class A and 1.20% for Class B. Investment returns reflect the waivers, without which the results would have been lower. These fee waiver agreements may by modified or terminated at any time or for any reason, but only with fund Board approval.
The performance data presented above for all periods prior to April 19, 2013 for the Tax-Free Virginia Fund, Tax-Free National Fund, Government Bond Fund (formerly Government Fund), High Quality Bond Fund (formerly Institutional Bond Fund), Corporate Bond Fund (formerly Investment Grade Corporate Bond Fund), Investors Fund, Dividend Income Fund and NorthRoad International Fund represents the performance of the former Madison Mosaic Funds prior to reorganization into a new series of the Madison Funds. Prior to March 1, 2012, the Dividend Income Fund was known as the Balanced Fund and pursued different strategies for achieving its investment objectives. Prior to June 30, 2011, the NorthRoad International Fund was known as the Small/Mid-Cap Fund and had different investment objectives and strategies. Its portfolio holdings were liquidated on June 29, 2011 and the fund began implementing its new investment objectives and strategies.
The performance data presented above for the Madison Mid Cap Fund represents the performance of the Madison Mosaic Mid-Cap Fund which was the accounting survivor of its reorganization into an existing series of Madison Funds with the same name.
Expense ratios are based on the fund’s most recent prospectus. See earlier expense waiver discussion. The expense ratios shown reflect all waivers, without which the expenses would have been higher. The expense ratios for the Allocation Funds include the weighted average expenses of the underlying funds in which they invest.

Not Part of the Semi-annual Report

Madison Funds | Review of Period (unaudited) | April 30, 2014

REVIEW OF PERIOD (unaudited)
Economic Overview
The sixth-month period ended April 30, 2014 was a solid one for stock investors. The domestic market was up 8.36% as measured by the S&P 500®, while the MSCI EAFE Index (net) showed the broad international market moving up 4.44%. Bond holders generally saw modest positive returns, with the bellwether 10-year Treasury Bond beginning the period yielding 2.56% and ending the period with a yield of 2.65%. The slight increase in yield was detrimental to bond valuations, but the yield, even at the subdued level we’ve grown accustomed to, was sufficient to overcome this headwind.
Domestically, investors kept a close eye on both economic indicators and Federal Reserve action and communications. Neither proved to be uneventful. In the first months of the period the economy appeared to be on stronger footing and the market rallied in November and December. In January, economic indicators began to stumble, perhaps as a result of an unusually harsh winter. The crisis in Ukraine, although a region generally disconnected from the fortunes of U.S. companies, still shook investors’ optimism and caused some flight from riskier assets such as stocks to the safety of investments like U.S. Treasury securities.
The domestic stock market’s steep recovery in February caught many by surprise, since it was in the face of much of the same negatives that drove the market down in January. Perhaps it was the prospect of warmer spring weather, but by April 1 the S&P 500® had hit a new all-time high. After some sharp volatility in early April, the market rally resumed, closing the six-month period just a few points short of the period high of April 2.
Meanwhile, the Federal Reserve Board (the “Fed”) continued its steady cutback of quantitative easing through asset purchases. In February the Bernanke era at the Federal Reserve ended and Janet Yellen was sworn in as Chair. This created the expected anxiety about a change in Fed policy, with endless analysis of Yellen’s background, past statements and disposition. The Fed’s role in market volatility was demonstrated when, in a March press conference, Yellen stated the Fed could start raising rates as soon as “six months” after it was done winding down its purchase program. This timeframe suggested a more aggressive pace than was widely anticipated and Treasury yields jumped temporarily higher.
The international investment scene was not as robust as that of the U.S., reflecting underlying economic issues, tensions in Ukraine, and the slowing of emerging economies, particularly that of China. A decrease in Chinese growth sends out significant shock waves, particularly to commodity-centric economies whose fortunes are tied to Chinese imports and commodity prices directly related to Chinese demand.
Outlook
We foresee modest domestic GDP growth during the remainder of 2014. We anticipate inflation will remain contained within the Fed’s target range. We remain diligent regarding possible risks to our forecast including significant acceleration of growth, a rise in inflation expectations or a devastating geopolitical event.
Our forecast is predicated upon moderate economic growth, temperate inflation and the absence of significant market disruptions caused by unforeseen global events. We anticipate heightened interest rate volatility, particularly if economic reports reveal continued improvement and investors try to second guess when the Federal Reserve may begin raising rates.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Conservative Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.
The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•
Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•
Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PERFORMANCE DISCUSSION
The Madison Conservative Allocation Fund (Class A at NAV) returned 3.37% for the six-month period, compared to the Conservative Allocation Fund Custom Index return of 3.57%. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Index, was up 1.74% as interest rates trended higher across the period. Rising rates tend to reduce the value of existing bonds as higher-yielding and more attractive bonds are issued. Large domestic stocks, as measured by the S&P 500® were up 8.36%, almost doubling the return of the broad international market, as the MSCI EAFE Index (net) advanced 4.44%. The fund’s conservative bond duration (due to owning shorter bonds than the broad market) was a hindrance to relative performance. Although it wasn’t sufficient to overcome this headwind, the fund did receive a boost for holding an overweight in corporate bonds versus Treasuries, and for our exposure to high-yield bonds. On the stock side, a preference for domestic stocks over foreign stocks was a plus, although the fund’s more conservatively oriented domestic managers did not keep up with their U.S. benchmarks. Within the fund’s foreign attribution, shareholders were rewarded for an emphasis on European stocks which outperformed the broader oversees market, particularly Japan.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Bond Funds	57.3%
Foreign Bond Funds	4.0%
Foreign Stock Funds	6.5%
Stock Funds	31.2%
Money Market Funds and Other Net Assets	1.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Madison Core Bond Fund Class Y	16.5%
Metropolitan West Total Return Bond Fund Class I	13.8%
Madison Large Cap Value Fund Class Y	9.1%
iShares 7-10 Year Treasury Bond ETF	8.4%
iShares Russell Mid-Cap ETF	7.5%
Madison Corporate Bond Fund Class Y	7.0%
Franklin Floating Rate Daily Access Fund Advisor Class	4.7%
Madison Investors Fund Class Y	4.3%
Madison High Quality Bond Fund Class Y	4.1%
Templeton Global Bond Fund Advisor Class	4.0%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Moderate Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.
The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•
Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

Madison Funds | Review of Period (unaudited) | April 30, 2014

•
Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PERFORMANCE DISCUSSION
The Madison Moderate Allocation Fund (Class A at NAV) returned 4.51% for the six-month period, while the Moderate Allocation Fund Custom Index returned 4.84%. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Index, was up 1.74% as interest rates trended higher across the period. Rising rates tend to reduce the value of existing bonds as higher-yielding and more attractive bonds are issued. Large domestic stocks, as measured by the S&P 500®, were up 8.36%, almost doubling the return of the broad international market, as the MSCI EAFE Index (net)advanced 4.44%. The fund’s conservative bond duration (due to owning shorter bonds than the broad market) was a hindrance to relative performance. Although it wasn’t sufficient to overcome this headwind, the fund did receive a boost for holding an overweight in corporate bonds versus Treasuries, and for our exposure to high-yield bonds. On the stock side, a preference for domestic stocks over foreign stocks was a plus, although the fund’s more conservatively oriented domestic managers did not keep up with their U.S. benchmarks. Within the fund’s foreign attribution, shareholders were rewarded for an emphasis on European stocks which outperformed the broader oversees market, particularly Japan.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Bond Funds	35.4%
Foreign Stock Funds	11.3%
Stock Funds	52.3%
Money Market Funds and Other Net Assets	1.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Madison Large Cap Value Fund Class Y	12.6%
Metropolitan West Total Return Bond Fund Class I	10.0%
Madison Core Bond Fund Class Y	9.9%
Madison Investors Fund Class Y	8.4%
iShares Core S&P Mid-Cap ETF	8.0%
Madison Large Cap Growth Fund Class Y	7.6%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	7.6%
iShares 7-10 Year Treasury Bond ETF	5.0%
Vanguard Value ETF	4.3%
Vanguard FTSE All-World ex-U.S. ETF	4.1%

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Agressive Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.
The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•
Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•
Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•
Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PERFORMANCE DISCUSSION
The Madison Aggressive Allocation Fund (Class A at NAV) returned 5.56% for the period, trailing the Aggressive Allocation Fund Custom Index, which returned 6.10%. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Index, was up 1.74% as interest rates trended higher across the period. Rising rates tend to reduce the value of existing bonds as higher-yielding and more attractive bonds are issued. Large domestic stocks, as measured by the S&P 500® were up 8.36%, almost doubling the return of the broad international market, as the MSCI EAFE Index (net)advanced 4.44%. The fund’s conservative bond duration (due to owning shorter bonds than the broad market) was a hindrance to relative performance. Although it wasn’t sufficient to overcome this headwind, the fund did receive a boost for holding an overweight in corporate bonds versus Treasuries, and for our exposure to high-yield bonds. On the stock side, a preference for domestic stocks over foreign stocks was a plus, although the fund’s more conservatively oriented domestic managers did not keep up with their U.S. benchmarks. Within the fund’s foreign attribution, shareholders were rewarded for an emphasis on European stocks which outperformed the broader oversees market, particularly Japan.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Bond Funds	14.7%
Foreign Stock Funds	16.1%
Stock Funds	68.3%
Money Market Funds and Other Net Assets	0.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Madison Large Cap Value Fund Class Y	14.7%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	10.7%
Madison Investors Fund Class Y	10.2%
Madison Large Cap Growth Fund Class Y	9.9%
iShares Core S&P Mid-Cap ETF	9.8%
Metropolitan West Total Return Bond Fund Class I	6.8%
Vanguard FTSE All-World ex-U.S. ETF	6.6%
Vanguard Value ETF	6.6%
Madison Core Bond Fund Class Y	5.0%
Vanguard FTSE Europe ETF	4.1%

MADISON CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.
The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

PERFORMANCE DISCUSSION
With the Federal Reserve continuing to pin short-term rates at near zero, management maintained its fee waivers to preserve investment capital. However, no dividends were produced over the course of this six-month period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Fannie Mae	22.7%
Federal Farm Credit Bank	2.3%
Federal Home Loan Bank	32.5%
Freddie Mac	28.1%
U.S. Treasury Notes	10.2%
Cash and Other Net Assets	4.2%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION
The Madison Tax-Free Virginia Fund (Class Y) returned 3.03% for the period, underperforming its benchmark, the Barclays Capital Municipal Bond Index, which was up 4.08%. The fund also underperformed its Morningstar Municipal Single State Long peer group, which averaged a 4.25% return. During this period long tax-free bonds produced stronger returns than shorter tax-frees, while low-quality showed higher returns than high-quality tax-free bonds. Both of these trends worked against the fund, as we continued to be disciplined in our more conservative duration stance (owning a portfolio of bonds averaging shorter maturity than its index) and preferring high-quality over low-quality as a risk-management posture. To compound matters, the intermediate part of the yield curve, where the fund’s securities were concentrated, showed particularly weak performance.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Airport	0.6%
Development	5.5%
Education	13.0%
Facilities	11.2%
General	4.2%
General Obligation	16.4%
Medical	9.7%
Multifamily Housing	8.9%
Power	4.1%
Transportation	5.3%
Utilities	5.7%
Water	14.1%
Net Other Assets and Liabilities	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Upper Occoquan Sewage Authority, 5.15% 7/1/20	4.9%
City of Richmond VA, 4.5% 1/15/2033	4.2%
Newport News Economic Development Authority, 5% 7/1/25	3.5%
Prince William County Industrial Development Authority, 5.25% 2/1/18	3.3%
Suffolk Redevelopment & Housing Authority, 5.6% 2/1/33	3.2%
Fairfax County Redevelopment & Housing Authority, 4.75% 10/1/36	3.2%
Virginia Commonwealth Transportation Board, 5% 3/15/25	2.7%
Chesterfield County Economic Development Authority, 5% 5/1/23	2.7%
City of Virginia Beach VA, 4% 8/1/22	2.7%
Commonwealth of Virginia, 5% 6/1/23	2.7%

MADISON TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION
The Madison Tax-Free National Fund (Class Y) returned 3.28% for the period, underperforming its benchmark, the Barclays Capital Municipal Bond Index, which was up 4.08%. The fund also underperformed its Morningstar Municipal National Long peer group, which averaged a 4.69% return. During this period long tax-free bonds produced stronger returns than shorter tax-frees, while low-quality showed higher returns than high-quality tax-free bonds. Both of these trends worked against the fund, as we continued to be disciplined in our more conservative duration stance (owning a portfolio of bonds averaging shorter maturity than its index) and preferring high-quality over low-quality as a risk-management posture. To compound matters, the intermediate part of the yield curve, where the fund’s securities were concentrated, showed particularly weak performance.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Alabama	6.6%	New Jersey	2.2%
Arkansas	0.7%	New York	3.1%
Colorado	1.6%	North Carolina	7.1%
Delaware	1.5%	Ohio	2.1%
Florida	16.1%	Pennsylvania	1.8%
Georgia	2.2%	South Carolina	4.0%
Illinois	0.9%	Tennessee	0.4%
Indiana	8.9%	Texas	15.1%
Iowa	2.8%	Virginia	8.2%
Maryland	3.4%	Washington	2.8%
Michigan	3.4%	Wisconsin	0.7%
Missouri	2.9%	Net Other Assets and Liabilities	1.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Mueller Local Government Corp, 5%, 9/1/25	4.9%
Western Boone Multi-School Building Corp., 5%, 1/10/20	4.1%
Montgomery County Economic Development Authority, 5%, 6/1/26	2.8%
Peace River/Manasota Regional Water Supply Authority, 5%, 10/1/23	2.8%
University of South Alabama, 5%, 12/1/24	2.7%
Montgomery County Revenue Authority, 5%, 5/1/31	2.4%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	2.4%
Orlando Utilities Commission, 5%, 10/1/22	2.2%
County of St Louis MO, 5.65%, 2/1/20	2.1%
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	2.1%

MADISON GOVERNMENT BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Government Bond Fund seeks to achieve its investment objective through investments in bonds and other debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in investment grade U.S. Government bonds. U.S. Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of each investment may range from long-term (30 years or more) to short-term (less than 10 years).

PERFORMANCE DISCUSSION
The Madison Government Fund (Class Y) returned 0.27% for the period, while its benchmark, the Barclays Capital Intermediate Government Bond Index advanced 0.20%. The fund was in line with its peer group, the Morningstar Short Government Bond category, which averaged a 0.29% return. Management continued to emphasize defensive positioning in a period in which longer government bonds led shorter maturity government bonds. The fund benefited from its emphasis on agency notes and government mortgage-backed issues, which provided a yield advantage over similar Treasuries. The additional yield was additive and helped offset the defensive positioning of the portfolio.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Mortgage Backed Securities	9.4%
U.S. Government and Agency Obligations	87.1%
Short-Term Investments and Other Net Assets and Liabilities	3.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Fannie Mae, 1.25%, 1/30/17	12.4%
U.S. Treasury Note, 3.125%, 10/31/16	10.4%
Freddie Mac, 2.5%, 5/27/16	8.9%
Freddie Mac, 1.25%, 5/12/17	7.4%
Federal Home Loan Bank, 3.375%, 6/12/20	6.9%
Fannie Mae, 2.375%, 4/11/16	6.3%
Fannie Mae, 0.5%, 3/30/16	6.1%
Fannie Mae, 2.375%, 7/28/15	5.0%
Fannie Mae, 1.625%, 10/26/15	5.0%
U.S. Treasury Note, 0.75%, 6/30/17	4.9%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standards & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION
The Madison High Quality Bond Fund (Class Y) returned 0.42% for the period, while its benchmark, the Barclays Capital Intermediate Government Credit A+ Index advanced 0.53%. The fund also trailed its peer group, the Morningstar Short-Term Bond category, which averaged a 0.86% return. The fund trailed its benchmarks due to its conservative positioning in terms of duration and quality. Management viewed the higher yields available on both longer-term government and lower-quality credit securities as not providing an attractive risk/return profile. Management believes that market complacency is at high levels and stronger economic growth around the corner, so management kept the fund conservatively positioned with respect to maturity and credit risk. This defensive positioning should provide opportunities to reposition the fund if yields return to more normal levels.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Consumer Discretionary	4.7%
Consumer Staples	3.5%
Energy	3.3%
Fannie Mae	11.2%
Financials	13.2%
Freddie Mac	8.6%
Health Care	3.5%
Industrials	3.1%
Information Technology	10.1%
Materials	1.2%
Telecommunication Services	1.2%
U.S. Treasury Notes	34.0%
Short-Term Investments and Other Net Assets and Liabilities	2.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
U.S. Treasury Note, 2.5%, 4/30/15	4.9%
Freddie Mac, 2.875%, 2/9/15	4.5%
U.S. Treasury Note, 1.25%, 1/31/19	4.3%
U.S. Treasury Note, 3%, 2/28/17	4.2%
Freddie Mac, 2.5%, 5/27/16	4.2%
U.S. Treasury Note, 4.25%, 8/15/14	4.1%
U.S. Treasury Note, 0.875%, 1/31/17	4.0%
Fannie Mae, 1.25%, 1/30/17	3.8%
Fannie Mae, 4.625%, 10/15/14	3.7%
Fannie Mae, 1.375%, 11/15/16	3.7%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS
Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION
The Madison Core Bond Fund (Class Y) returned 1.36% for the period, trailing the fund’s benchmark, the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index, which advanced 1.71%. The Morningstar Intermediate-Term peer group averaged 2.05% for the period. With investors focused primarily on yield during this six-month period, the best-performing areas of the bond market were long term and high yield. The Morningstar Long-Term bond category was up 3.87%, while the Morningstar High Yield Bond category was up 4.12%. Management continued to take a more defensive posture, avoiding both long government bonds and the riskiest corporate bonds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Asset Backed Securities	2.2%
Municipal Bonds	5.6%
Commercial Mortgage Backed Securities	0.8%
Corporate Notes and Bonds	33.3%
Mortgage Backed Securities	19.3%
U.S. Government and Agency Obligations	37.2%
Short-Term Investments and Other Net Assets and Liabilities	1.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
U.S. Treasury Note, 2.75%, 2/15/19	3.5%
U.S. Treasury Note, 4.25%, 8/15/15	3.1%
U.S. Treasury Bond, 4.5%, 5/15/38	3.0%
U.S. Treasury Note, 2.25%, 1/31/15	3.0%
U.S. Treasury Note, 2.75%, 11/30/16	2.8%
U.S. Treasury Note, 3.125%, 1/31/17	2.1%
U.S. Treasury Note, 0.75%, 3/15/17	2.1%
U.S. Treasury Note, 2.625%, 11/15/20	1.8%
U.S. Treasury Note, 2.625%, 1/31/18	1.7%
U.S. Treasury Note, 1.875%, 10/31/17	1.6%

MADISON CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays Capital Credit Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION
The Madison Corporate Bond Fund (Class Y) returned 2.52% for the period, while its benchmark, the Barclays Capital Credit Bond Index advanced 3.60%. The fund underperformed its peer group, the Morningstar Corporate Bond category, which averaged a 4.07% return for the period. The fund’s shorter duration posture hurt relative performance, as longer maturity bonds posted strong returns.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Consumer Discretionary	9.3%
Consumer Staples	9.8%
Energy	10.9%
Financials†	34.4%
Health Care	6.7%
Industrials	4.5%
Information Technology	11.9%
Materials	3.3%
Telecommunication Services	2.4%
Utilities	1.9%
Short-Term Investments and Other Net Assets and Liabilities	4.9%
†Financials includes securities in the following industries: Banks; Diversified Financial Services; Insurance; Iron/Steel; Machinery-Construction & Mining and Real Estate

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
General Electric Capital Corp., 6.75%, 3/15/32	2.2%
Oracle Corp., 5.75%, 4/15/18	1.9%
Wells Fargo & Co., 5.625%, 12/11/17	1.8%
Marathon Oil Corp., 6%, 10/1/17	1.8%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	1.8%
General Mills Inc., 5.65%, 2/15/19	1.7%
JPMorgan Chase & Co., 4.25%, 10/15/20	1.7%
Simon Property Group L.P., 4.125%, 12/1/21	1.7%
Valero Energy Corp., 6.625%, 6/15/37	1.7%
The Dow Chemical Co., 4.125%, 11/15/21	1.7%

MADISON HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION
The Madison High Income Fund (Class Y) returned 4.11% for the period, trailing the fund’s benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which returned 4.76%. The fund’s return was almost identical to the Morningstar High Yield Bond peer group, which averaged 4.12% for the period. The gap in return versus the index was largely due to fund management’s concerns with market overbuying in the lower-rated area and the potential for yields to widen from their historic lows. The fund held a higher-than-market weighting in more conservative, shorter duration paper, which provided consistent yet slightly lower returns. Security selection contributed to performance as strong fundamental research differentiated the most attractive investment opportunities in an environment where some may have neglected underlying credit research.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Consumer Discretionary†	30.4%
Consumer Staples	3.4%
Energy	17.8%
Financials	3.6%
Health Care	11.1%
Industrials	9.5%
Information Technology	5.0%
Materials	5.2%
Telecommunication Services	8.4%
Utilities	1.9%
Short-Term Investments and Other Net Assets and Liabilities	3.7%
†Consumer Discretionary includes securities in the following industries: Auto Components; Hotels, Restaurants & Leisure; Household Products; Media; Specialty Retail; and Textiles, Apparel & Luxury Goods

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Sprint Communications Inc., 7%, 8/15/20	1.5%
Felcor Lodging L.P., 6.75%, 6/1/19	1.4%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	1.3%
Univision Communications Inc., 6.75%, 9/15/22	1.3%
Chaparral Energy Inc., 8.25%, 9/1/21	1.3%
Biomet Inc., 6.5%, 10/1/20	1.3%
Tenet Healthcare Corp., 8%, 8/1/20	1.3%
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	1.3%
Ashtead Capital Inc., 6.5%, 7/15/22	1.3%
Oasis Petroleum Inc., 6.875%, 1/15/23	1.3%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Under normal market conditions, the portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. However, bonds may constitute up to 80% of the fund’s assets, stocks may constitute up to 70% of the fund’s assets, real estate securities may constitute up to 25% of the fund’s assets, foreign stocks and bonds may constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION
The Madison Diversified Income Fund (Class A at NAV) returned 4.83% for the six-month period, modestly underperforming its blended index (50% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 5.07%. Although conservative bond positioning was a slight detractor, the fund’s bond benchmark return of 1.71% for the period indicates the modest nature of this difference. The bulk of the return potential for the period was in the stock market, where the S&P 500® advanced 8.36%.
For much of this six-month period, speculative stocks were favored over more proven, dividend-paying stocks. The Bank of America MLQS Quality Indices had low-rated C&D stocks up 13.28% for the period, while A+ were up 5.73% and A-rated stocks were up 5.97%. This was a real headwind for the fund’s equity holdings, while a conservative bond posture with an emphasis on shorter-maturity bonds, constrained returns on the fixed-income side.
The top-performing sectors for the period were Utilities, Technology and Health Care. Not owning any utility stocks was a drag, but because it is the smallest sector in terms of weighting, not a severe one. We had strong results in Technology, led by well-established corporations such as Oracle and Microsoft. In Health Care our overweighting gave us another positive effect, with Merck & Co. leading with way with a 32% return over the period. We held close to the index’s weighting in the Financial Sector, but had superior results thanks to strong returns from Wells Fargo and U.S. Bancorp. The biggest hindrance to performance came from Consumer Staples, where Diageo and Philip Morris showed negative returns for the period and Energy, where one of our largest holdings, Chevron, disappointed, even as Exxon Mobil beat the market handily.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Asset Backed Securities	0.9%
Commercial Mortgage-Backed Securities	0.1%
Common Stocks	56.6%
Corporate Notes and Bonds	15.7%
Municipal Bonds	0.2%
Mortgage Backed Securities	7.0%
U.S. Government and Agency Obligations	15.4%
Short-Term Investments and Other Net Assets and Liabilities	4.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Chevron Corp.	2.3%
The Travelers Cos. Inc.	2.2%
Exxon Mobil Corp.	2.1%
Pfizer Inc.	2.1%
McDonald’s Corp.	2.1%
Johnson & Johnson	2.0%
U.S. Treasury Note, 0.5%, 10/15/14	1.8%
Microsoft Corp.	1.8%
United Technologies Corp.	1.8%
Merck & Co. Inc.	1.7%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund) invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.
The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION
The Madison Covered Call and Equity Income Fund (Class Y) returned 5.07% for the six-month period. The fund did not match the S&P 500®’s 8.36% return, an expected result since the fund’s covered call strategy is not designed to keep up with rapidly rising markets. The CBOE S&P 500 BuyWrite IndexSM (BXM) had a strong six months, up 7.02%. The fund was generally more hedged than the BXM Index during the period as we maintained a cautious outlook toward the overall market. The underperformance relative to the BXM occurred mainly in early February and late April which corresponded to market rebounds following minor corrections. The higher hedge level of the fund limited its ability to more fully participate in these rebounds. Given the continued market uptrend, particularly early in the period, the fund’s cash positioning, which averaged approximately 15% due to a high level of option assignment activity, proved to be a drag on relative performance. The fund’s higher concentration in the Consumer Discretionary Sector, which underperformed the market, and lower exposure to the Health Care Sector, which outperformed, were headwinds. Partially offsetting this were the fund’s overweighted positioning in the Information Technology Sector and underweighting in the Consumer Staples Sector. Individual stock selection was driven both positively and negatively by consumer discretionary companies. Laggards include Lululemon, Amazon and Discovery Communications while strong performance was generated by DirecTV, Advance Auto Parts and Panera Bread Company. Other holdings of note included strong performance from health care company Allergan and energy company Canadian Natural Resources.

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/14
Fund		S&P 500® Index	Fund		S&P 500® Index
Consumer Discretionary	21.1%	11.8%	Materials	6.3%	3.5%
Consumer Staples	5.4%	9.9%	Telecommunication Services	1.2%	2.4%
Energy	5.1%	10.6%	Utilities	–	3.2%
Financials	3.5%	16.1%	Exchange-Traded Funds	5.8%	–
Health Care	8.1%	13.2%	U.S. Treasury Bills	5.3%	–
Industrials	10.7%	10.8%	Short-Term Investments	12.4%	–
Information Technology	15.1%	18.5%

TOP TEN EQUITY HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
DIRECTV	3.7%
Costco Wholesale Corp.	3.2%
SPDR S&P 500® ETF Trust	3.0%
Apple Inc.	3.0%
Powershares QQQ Trust Series 1	2.8%
Amazon.com Inc.	2.8%
Discovery Communications Inc., Class C	2.8%
The Mosaic Co.	2.7%
Monsanto Co.	2.2%
United Technologies Corp.	2.2%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 40-55 securities which are chosen for having a current yield exceeding the S&P 500®’s average yield, strong fundamentals including an attractive balance sheet and reasonable valuations at the time of purchase. A key attraction for management is a company with a history of increasing dividend payments and a business model which supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION
The Madison Dividend Income Fund (Class Y) returned 7.63% for the six-month period, trailing its benchmark, the S&P 500® Index, which advanced 8.36%. This performance also trailed its peer group, as the Morningstar Large Value category was up 8.14%.

Dividend yield strategies were strong during the period, as investors were attracted to stocks yielding more than high-quality bonds. This effect helped provide the decided outperformance of large-cap value stocks over large-cap growth stocks. The fund suffered from its lack of exposure to the Utilities Sector, the leading area of the market over the six-month period and from holding cash in an upward trending market. The fund also had relative weakness in the Energy Sector, an area which outperformed the overall market. While Exxon Mobil was one of the top performers in the fund, other energy holdings were not, particularly Ensco, a provider of offshore drilling services, which suffered along with other drillers to a slowdown in exploration spending.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	S&P 500® Index
Consumer Discretionary	7.1%	11.8%
Consumer Staples	12.3%	9.9%
Energy	13.5%	10.6%
Financials	16.4%	16.1%
Health Care	16.4%	13.2%
Industrials	13.3%	10.8%
Information Technology	14.6%	18.5%
Materials	1.1%	3.5%
Telecommunication Services	1.9%	2.4%
Utilities	–	3.2%
Short-Term Investments and Other Net Assets and Liabilities	3.4%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Chevron Corp.	4.0%
McDonald’s Corp.	3.7%
The Travelers Cos. Inc.	3.6%
Pfizer Inc.	3.6%
Exxon Mobil Corp.	3.6%
Johnson & Johnson	3.5%
Microsoft Corp.	3.1%
United Technologies Corp.	2.9%
Merck & Co. Inc.	2.9%
Wells Fargo & Co.	2.9%

MADISON LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

PERFORMANCE DISCUSSION
The Madison Large Cap Value Fund (Class Y) returned 8.59% for the six-month period, trailing its benchmark, the Russell 1000® Value Index, which was up 9.61%. However, the fund was ahead of its Morningstar Benchmark, the Large Cap Value category, which showed an 8.14% return.

Compared to the Russell 1000® Value Index, the fund had strong stock selection while sector allocation was negative due to an overweight position in Consumer Discretionary and an underweight position in Utilities, both of which hurt results. The positive stock picking was led by Consumer Discretionary holdings including pay TV provider DIRECTV, which was the most additive stock in the portfolio, along with auto parts retailer Advance Auto Parts. Within Financials, there was strong relative performance from specialty insurance company Markel, along with bank holdings BB&T Corp., US Bancorp, and Wells Fargo. On the negative side, stock selection in the Energy and Consumer Staples sectors weighed on results. Oilfield equipment provider National Oilwell Varco and deep water driller Ensco detracted from performance in Energy, while tobacco manufacturer Phillip Morris and spirits manufacturer Diageo hurt relative performance in Consumer Staples.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	Russell 1000® Value Index
Consumer Discretionary	9.8%	6.5%
Consumer Staples	6.1%	5.9%
Energy	18.2%	15.1%
Financials	24.2%	28.3%
Health Care	14.2%	13.3%
Industrials	13.4%	10.1%
Information Technology	9.3%	9.0%
Materials	1.2%	3.0%
Telecommunication Services	0.9%	2.5%
Utilities	–	6.3%
Short-Term Investments and Other Net Assets and Liabilities	2.7%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
DIRECTV	4.6%
American International Group Inc.	4.1%
Pfizer Inc.	3.6%
Merck & Co. Inc.	3.4%
Baker Hughes Inc.	3.1%
Markel Corp.	3.0%
Berkshire Hathaway Inc., Class B	2.9%
Wells Fargo & Co.	2.8%
Occidental Petroleum Corp.	2.8%
Cameron International Corp.	2.6%

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The fund typically owns 25-40 securities which are selected using our long-held investment discipline of seeking the highest-quality, proven companies and purchasing them when valuations appear advantageous. Management follows a rigorous three-step process when evaluating companies. Management considers the business model, the management team and the valuation of each potential investment. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows, and corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been achieved, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION
The Madison Investors Fund (Class Y) returned 8.06% for the six-month period, slightly behind its benchmark, the S&P 500® Index, which advanced 8.36%. This performance was well ahead of its peer group, as the Morningstar Large Growth category was up 5.09%. During this period large-cap value stocks outperformed large-cap growth stocks, a factor which favored the fund’s disciplined approach to stock selection which leads to investment in more established companies. However, the market continued to be attracted to more speculative stocks. The Bank of America MLQS Quality Indices showed low-rated stocks(below B) up 13.28% for the period, A+ up 5.73% and A- rated stocks up 5.97%. B+ rated stocks also trailed the market with a 5.42% return, while B rated stocks were considerably stronger, with a 7.34% return.
The Investors Fund showed particular strength in the Consumer Discretionary and Financial Sectors, behind the performance of Advance Auto Parts and insurer Markel. The fund also had strong returns from new holding PACCAR, best known for its commercial vehicle production under the Kenworth and Peterbilt names and Technology holding Oracle. The fund underperformed in the Industrial and Energy Sectors. Individual stocks which constrained performance include CarMax, MICROS, Jacobs Engineering and C.H. Robinson. The fund’s cash balance was also a performance drag in a rising market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	S&P 500® Index
Consumer Discretionary	13.0%	11.8%
Consumer Staples	8.6%	9.9%
Energy	4.9%	10.6%
Financials	19.4%	16.1%
Health Care	8.1%	13.2%
Industrials	15.8%	10.8%
Information Technology	20.0%	18.5%
Materials	2.2%	3.5%
Telecommunication Services	–	2.4%
Utilities	–	3.2%
Short-Term Investments and Other Net Assets and Liabilities	8.0%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Berkshire Hathaway Inc., Class B	4.4%
Markel Corp.	4.2%
Oracle Corp.	3.8%
McDonald’s Corp.	3.7%
Nestle S.A.	3.6%
Accenture PLC, Class A	3.5%
Copart Inc.	3.3%
Diageo PLC	3.2%
PACCAR Inc.	3.2%
MICROS Systems Inc.	3.1%

MADISON LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less-established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION
The Madison Large Cap Growth Fund (Class Y) returned 6.11% for the six-month period, trailing its benchmark, the Russell 1000® Growth Index, which was up 6.95%. The fund outperformed its Morningstar Large Growth peer group, which was up 5.09%.

Information Technology and Consumer Discretionary make up some 46% of the Index, and relative performance is often largely influenced by returns within these two sectors. The fund had strong results in Technology, where our weighting was slightly higher than the Index’s, led by market-beating returns from Oracle, QUALCOMM, Apple, Accenture and Microsoft. On the other hand, the weakest returns came from the fund’s Consumer Discretionary holdings, where the bright spot was DIRECTV, which couldn’t make up for losses in our holdings in Amazon, Lululemon Athletica, Starbucks and Discovery Communications. Holding cash was also a distinct negative in this rising market. Other individual holdings of note include Health Care holdings Allergan, whose stock jumped 83% in value, and strong returns from Biogen and Johnson & Johnson.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	Russell 1000® Growth Index
Consumer Discretionary	19.5%	18.8%
Consumer Staples	6.7%	12.1%
Energy	4.7%	4.9%
Financials	3.0%	5.8%
Health Care	13.4%	12.3%
Industrials	14.7%	12.3%
Information Technology†	29.7%	26.7%
Materials	2.1%	4.6%
Telecommunication Services	1.6%	2.2%
Utilities	–	0.3%
Short-Term Investments and Other Net Assets and Liabilities	4.6%	–
†Information Technology includes securities in the following industries: Communications Equipment; Computers & Peripherals; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Apple Inc.	5.6%
Microsoft Corp.	4.5%
Oracle Corp.	3.9%
QUALCOMM Inc.	3.7%
Google Inc., Class C	3.6%
Schlumberger Ltd.	3.0%
Accenture PLC, Class A	2.5%
United Technologies Corp.	2.5%
The Home Depot Inc.	2.5%
McDonald’s Corp.	2.3%

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION
The Madison Mid Cap Fund (Class Y) returned 3.67% for the six-month period, trailing its benchmark Russell Midcap® Index’s 7.76% return. Relatively weak performance from Discovery Communications, a global media company, dragged on the portfolio given concerns over their television ratings and prospects for advertising spending. Additionally, leading home furnishings retailer Bed Bath & Beyond and off-price retailer Ross Stores proved they were not immune to the abnormally strong winter weather and sub-par holiday sales which created a difficult retail sales environment as both companies posted weaker than expected quarterly results and outlook which weighed on their shares. Finally, the portfolio’s lack of exposure to the lower quality and higher risk areas of the market (i.e. companies without earnings, low returns on equity, etc.) also provided a headwind to performance because they generally outperformed during the period. Advance Auto Parts, a retailer of automotive aftermarket parts, topped the list of contributors during the period as investors continue to warm to the strategic importance and enhanced earnings power from its recent acquisition of General Parts International. Long-time holding and leading specialty insurer Markel also contributed nicely to performance as the combination of a favorable pricing market and strong investment returns resulted in solid book value growth for shareholders.
We believe a keen awareness of risk is prudent in this investment environment. Stock market valuations are high, corporate profit margins are well above historical means and government stimulus will slowly diminish. Given this environment, we believe our focus on risk management should benefit the portfolio going forward and that is why the fund is positioned as it is.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	Russell Midcap® Index
Consumer Discretionary	23.5%	16.8%
Consumer Staples	1.1%	5.8%
Energy	5.8%	6.9%
Financials	22.9%	20.4%
Health Care	13.4%	11.0%
Industrials	17.2%	13.2%
Information Technology	4.7%	13.1%
Materials	3.5%	5.7%
Telecommunication Services	–	0.7%
Utilities	–	6.4%
Short-Term Investments and Other Net Assets and Liabilities	7.9%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Markel Corp.	5.6%
Brookfield Asset Management Inc., Class A	4.1%
WR Berkley Corp.	3.8%
Copart Inc.	3.7%
Crown Holdings Inc.	3.5%
Advance Auto Parts Inc.	3.3%
DENTSPLY International Inc.	3.2%
DaVita HealthCare Partners Inc.	2.9%
Ross Stores Inc.	2.9%
Laboratory Corp. of America Holdings	2.8%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION
The Madison Small Cap Fund (Class Y) returned 0.92% for the period, lagging the Russell 2000® Index’s 3.08% and the Russell 2000® Value Index’s 4.97% return. The fund also trailed its peer group average, as the Morningstar Small Blend category averaged a return of 4.48%. Security selection was the primary source of relative underperformance during the period as weak selection in the Industrials, Energy, and Materials Sectors was only partially offset by strong stock selection within Information Technology and Consumer Discretionary. Sector allocation, which is a residual of the bottom-up stock selection process, also detracted from relative results during the period, driven by a frictional cash balance which was a drag on performance during this period of positive absolute returns. The fund’s most significant detractors from relative performance during the period included Scorpio Tankers, which is an owner and operator of product tankers providing seaborne transportation for refined petroleum products. G&K Services, a provider of branded uniform and facility services programs, and United Stationers, a leading wholesale distributor of technology and office products, janitorial supplies and industrial products, also detracted from relative performance. The fund’s position in UTI Worldwide, a non-asset based international freight forwarder and logistics service provider, was also among the largest detractors on both an absolute and relative basis during the period. The fund’s top contributors to relative returns during the period included developer and distributor of branded consumer products in personal care and housewares, Helen of Troy, manufacturer of printers and related products, Zebra Technologies, and GATX, a leasing provider specializing in transportation equipment.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
	Fund	Russell 2000® Value Index
Consumer Discretionary	11.7%	10.0%
Consumer Staples	3.2%	2.5%
Energy	5.7%	8.0%
Financials	21.1%	39.7%
Health Care	12.1%	4.6%
Industrials	18.2%	13.3%
Information Technology	13.1%	10.3%
Materials	7.3%	4.6%
Telecommunication Services	–	0.5%
Utilities	3.6%	6.5%
Short-Term Investments and Other Net Assets and Liabilities	4.0%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Belden Inc.	3.9%	Amsurg Corp.	2.1%
Helen of Troy Ltd.	2.9%	The Cato Corp.	2.1%
Mueller Industries Inc.	2.5%	Webster Financial Corp.	2.1%
GATX Corp.	2.2%	G&K Services Inc.	2.0%
Charles River Laboratories International Inc.	2.1%	United Stationers Inc.	1.9%

MADISON NORTHROAD INTERNATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. The fund employs a value-oriented, bottom-up fundamental approach to the international markets. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The fund expects to have a relatively focused portfolio of between 25-50 holdings.

PERFORMANCE DISCUSSION
The Madison NorthRoad International Fund (Class Y) returned 5.06% for the period, besting the 4.44% return of the MSCI EAFE Index (net). The fund also outperformed its peer group, with the Morningstar Foreign Large Blend category averaging a 3.45% return. Results were bolstered by management’s emphasis on large-cap European stocks, driven by bottom up stock selection, which were generally strong for the period. European equity markets benefited from continued positive economic news and from the European Central Bank (ECB) interest rate cut in November. On a sector basis, the portfolio’s exposure to and stock selection in the Health Care Sector had a positive impact. Management continues to see value and strong underlying fundamentals in the pharmaceutical holdings in the portfolio, but is closely monitoring their valuations. Novartis, a Switzerland based health-care company, was trimmed. While still trading at a discount to its long-term fundamental value, that discount had narrowed substantially. The portfolio was negatively impacted by stock selection in the Financials Sector. The portfolio’s holding in MUFG, a large Japanese bank, sold off due to lackluster near-term results and a difficult Japanese equity market. At a healthy discount to book value, management believes the shares remained attractively valued and may also benefit from further share buybacks. The fund’s returns benefited from its limited exposure to a weak Japanese market. The Japanese market continued to lag the international developed markets as investors’ initial euphoric response towards “Abenomics” moderated. The Japanese market as a whole looked expensive to us, but its recent weakness allowed the purchase of two new Japanese holdings in the fund, Seven & i, a retailer with a market leading position in convenience stores in Japan and Makita, a manufacturer of power tools for consumers and professionals. Both businesses have strong balance sheets, are well positioned globally, generate healthy profitability and therefore, management believes are attractively valued.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Europe (excluding United Kingdom)	49.8%
United Kingdom	25.6%
Japan	10.2%
Emerging Markets	7.6%
Pacific Basin (excluding Japan)	4.7%
Short-Term Investments and Other Net Assets and Liabilities	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Novartis AG	4.1%
Diageo PLC	3.9%
Schneider Electric S.A.	3.4%
Total S.A.	3.2%
Royal Dutch Shell PLC	3.1%
Syngenta AG	3.1%
Technip S.A.	3.0%
WPP PLC	3.0%
GlaxoSmithKline PLC	3.0%
Nestle S.A.	3.0%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS
The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION
The Madison International Stock Fund (Class Y) returned 3.82% for the period, trailing the 4.44% return of the MSCI EAFE Index (net). The fund outperformed its peer group, with the Morningstar Foreign Large Blend category averaging a 3.45% return.
Stock selection in the Industrials, Consumer Discretionary, and Utilities Sectors was additive to relative returns. Shares of Britain’s International Consolidated Airlines, Italian toll road operator Atlantia, French auto-parts manufacturer Valeo, and Spanish electricity provider Red Electrica benefited from the continued European economic recovery. International Consolidated Airlines also benefited from increased air traffic during the winter, while shares of Valeo rose significantly after reporting 2013 results that were above expectations. Shares of the Brazilian for-profit post-secondary-education services company Estacio also rose during the period following news that the company is set to receive a favorable amount of funding under a government program that covers tuition for technical courses. In contrast, stock selection in the Telecom, Health Care, and Financials Sectors detracted from relative returns. Shares of Japanese telecom provider KDDI declined, despite the company announcing strong results, amid increased competition, pricing pressure, and the broad sell off in Japanese equities. In Japan, shares in financial services companies Sumitomo Mitsui Financial Group, AEON Financial, as well as real estate construction company Daiwa House, all fell amid the pull back in Japanese equities, driven in part by concerns that Japan’s recent sale tax increase may weaken the economy.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Europe (excluding United Kingdom)	46.3%
United Kingdom	21.8%
Japan	17.3%
Emerging Markets	8.8%
Other	2.5%
Pacific Basin (excluding Japan)	0.8%
Short-Term Investments and Other Net Assets and Liabilities	2.5%

TOP TEN ADR HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Novartis AG	4.0%
Royal Dutch Shell PLC	3.1%
Bayer AG	2.8%
Sanofi	2.8%
Prudential PLC	2.7%
BNP Paribas S.A.	2.7%
Anheuser-Busch InBev N.V.	2.6%
Lloyds Banking Group PLC	2.3%
British American Tobacco PLC	2.2%
Sumitomo Mitsui Financial Group Inc.	2.2%

BENCHMARK DESCRIPTIONS
Allocation Fund Indexes*
The Conservative Allocation Fund Custom Index consists of 28% Russell 3000 Index, 7% MSCI ACWI ex-US Index and 65% Barclays US Aggregate Bond Index. See market index descriptions below.
The Moderate Allocation Fund Custom Index consists of 48% Russell 3000 Index, 12% MSCI ACWI ex-US Index and 40% Barclays US Aggregate Bond Index. See market index descriptions below.
The Aggressive Allocation Fund Custom Index consists of 68% Russell 3000 Index, 17% MSCI ACWI ex-US Index and 15% Barclays US Aggregate Bond Index. See market index descriptions below.
Hybrid Fund Indexes*
The Custom Blended Index consists of 50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.
Market Indexes
The CBOE S&P 500 BuyWrite Monthly IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.
The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.
The Barclays Capital Credit Bond Index is an unmanaged, market capitalization weighted index that covers the U.S. dollar denominated fixed-rate, taxable bond market, with maturities of one year or more.
The Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.
The Barclays Capital U.S. Intermediate Government Bond Index is a market-value-weighted index for government fixed-rate debt issues with maturities between one and 10 years.
The Barclays Capital Intermediate Government Credit Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with maturities between one and 10 years.
The Barclays Capital Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.
The Barclays Municipal Bond Index measures the performance of the U.S. dollar denominated long-term tax exempt bond market.
The MLQS Quality Indices (Bank of America Merrill Lynch (BofAML) U.S. Universe of approximately 1600 stocks) represent the performance of BofAML-covered U.S. stocks that fall into specific quality rankings each month. BofAML uses the S&P Quality Ranks as their measure of quality; the S&P gives stocks ratings based on their earnings and dividend growth and stability. Companies with extremely stable earnings and dividends growth are rated A+, while the riskiest companies are rated D.
THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.
The Russell 1000® Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000® Index.
The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.
The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e. rebalanced back to original constituent weight every calendar month-end).
© 2014 Morningstar, Inc. All rights reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Past performance is no guarantee of future results.

Madison Funds    | April 30, 2014

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 57.3%
Franklin Floating Rate Daily Access Fund Advisor Class	374,411	$ 3,433,352
iShares 7-10 Year Treasury Bond ETF	59,964	6,134,917
iShares iBoxx $ High Yield Corporate Bond ETF	11,589	1,093,306
Madison Core Bond Fund Class Y (A)	1,183,203	12,009,514
Madison Corporate Bond Fund Class Y (A)	446,801	5,106,931
Madison High Income Fund Class Y (A)	136,606	931,654
Madison High Quality Bond Fund Class Y (A)	269,381	2,965,889
Metropolitan West Total Return Bond Fund Class I	935,040	10,042,329
		41,717,892

	Shares	Value (Note 2)
Foreign Bond Funds - 4.0%
Templeton Global Bond Fund Advisor Class	222,674	$ 2,905,892

Foreign Stock Funds - 6.5%
Madison International Stock Fund Class Y (A)	209,746	2,842,055
Vanguard FTSE All-World ex-U.S. ETF	21,675	1,106,726
Vanguard FTSE Europe ETF	13,330	806,598
		4,755,379
Money Market Funds - 0.6%
State Street Institutional U.S. Government Money Market Fund	407,688	407,688

Stock Funds - 31.2%
iShares Russell Mid-Cap ETF	35,689	5,492,180
Madison Investors Fund Class Y (A)	132,818	3,133,185
Madison Large Cap Growth Fund Class Y (A)	101,530	$ 2,204,213
Madison Large Cap Value Fund Class Y (A)	360,711	6,611,839
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	161,174	2,359,594
Vanguard Information Technology ETF	8,069	732,100
Vanguard Value ETF	28,058	2,210,409
		22,743,520
TOTAL INVESTMENTS - 99.6% (Cost $67,696,273**)		72,530,371
NET OTHER ASSETS AND LIABILITIES - 0.4%		314,310
TOTAL NET ASSETS - 100.0%		$ 72,844,681

**	Aggregate cost for Federal tax purposes was $68,578,101.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.
See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Moderate Allocation Fund Madison Moderate Allocation Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 35.4%
Franklin Floating Rate Daily Access Fund Advisor Class	484,229	$ 4,440,382
IShares 3-7 Year Treasury Bond ETF	18,515	2,243,648
iShares 7-10 Year Treasury Bond ETF	73,082	7,477,019
iShares iBoxx $ High Yield Corporate Bond ETF	23,674	2,233,405
Madison Core Bond Fund Class Y (A)	1,468,199	14,902,224
Madison High Income Fund Class Y (A)	163,304	1,113,730
Madison High Quality Bond Fund Class Y (A)	345,166	3,800,279
Metropolitan West Total Return Bond Fund Class I	1,389,914	14,927,681
Vanguard Intermediate-Term Corporate Bond ETF	21,827	1,869,919
		53,008,287

	Shares	Value (Note 2)
Foreign Stock Funds - 11.3%
Madison International Stock Fund Class Y (A)	335,037	$ 4,539,746
Madison NorthRoad International Fund Class Y (A)	232,392	2,872,367
Vanguard FTSE All-World ex-U.S. ETF	118,956	6,073,893
Vanguard FTSE Europe ETF	55,380	3,351,044
		16,837,050
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund	1,364,072	1,364,072
Stock Funds - 52.3%
iShares Core S&P Mid-Cap ETF	88,307	11,947,937
Madison Investors Fund Class Y (A)	531,289	12,533,119
Madison Large Cap Growth Fund Class Y (A)	527,526	11,452,589
Madison Large Cap Value Fund Class Y (A)	1,029,053	18,862,549
Madison Mid Cap Fund Class Y (A)	310,753	$ 2,905,540
Madison Small Cap Fund Class Y (A)	51,424	742,044
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	772,954	11,316,050
Vanguard Information Technology ETF	24,780	2,248,290
Vanguard Value ETF	81,022	6,382,913
		78,391,031
TOTAL INVESTMENTS - 99.9% (Cost $132,076,859**)		149,600,440
NET OTHER ASSETS AND LIABILITIES - 0.1%		216,840
TOTAL NET ASSETS - 100.0%		$149,817,280

**	Aggregate cost for Federal tax purposes was $134,066,182.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.
See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 14.7%
iShares 7-10 Year Treasury Bond ETF	17,564	$ 1,796,973
Madison Core Bond Fund Class Y (A)	292,883	2,972,764
Metropolitan West Total Return Bond Fund Class I	377,819	4,057,780
		8,827,517
Foreign Stock Funds - 16.1%
Madison International Stock Fund Class Y (A)	122,548	1,660,527
Madison NorthRoad International Fund Class Y (A)	126,690	1,565,891
Vanguard FTSE All-World ex-U.S. ETF	77,651	3,964,860
Vanguard FTSE Europe ETF	40,984	2,479,942
		9,671,220

	Shares	Value (Note 2)
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund	405,419	$ 405,419
Stock Funds - 68.3%
iShares Core S&P Mid-Cap ETF	43,363	5,867,014
Madison Investors Fund Class Y (A)	259,346	6,117,976
Madison Large Cap Growth Fund Class Y (A)	274,985	5,969,917
Madison Large Cap Value Fund Class Y (A)	480,729	8,811,756
Madison Mid Cap Fund Class Y (A)	218,764	2,045,447
Madison Small Cap Fund Class Y (A)	29,574	426,749
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	439,484	6,434,044
Vanguard Information Technology ETF	15,020	1,362,765
Vanguard Value ETF	49,912	3,932,067
		40,967,735
TOTAL INVESTMENTS - 99.8% (Cost $50,814,844**)		$ 59,871,891
NET OTHER ASSETS AND LIABILITIES - 0.2%		136,266
TOTAL NET ASSETS - 100.0%		$ 60,008,157

**	Aggregate cost for Federal tax purposes was $51,677,728.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.8%
Fannie Mae - 22.7%
0.056%, 5/2/14 (A)	$350,000	$ 349,999
0.071%, 5/7/14 (A)	423,000	422,995
2.500%, 5/15/14	700,000	700,668
0.061%, 6/5/14 (A)	300,000	299,983
0.066%, 6/16/14 (A)	1,600,000	1,599,867
0.069%, 6/18/14 (A)	1,500,000	1,499,864
0.122%, 7/2/14 (A)	140,000	139,971
		5,013,347
Federal Farm Credit Bank - 2.3%
0.041%, 5/7/14 (A)	500,000	499,997

Federal Home Loan Bank - 32.5%
0.091%, 5/7/14 (A)	900,000	899,987
0.081%, 5/14/14 (A)	1,000,000	999,971
0.140%, 5/20/14	1,225,000	1,225,060
0.041%, 5/21/14 (A)	500,000	499,989
1.375%, 5/28/14	500,000	500,497
4.875%, 6/13/14	600,000	603,350
5.250%, 6/18/14	1,085,000	1,092,388
0.400%, 7/2/14	$400,000	$ 400,197
0.074%, 7/9/14 (A)	425,000	424,940
0.104%, 7/11/14 (A)	246,000	245,950
0.081%, 8/1/14 (A)	290,000	289,941
		7,182,270
Freddie Mac - 28.1%
0.046%, 5/1/14 (A)	1,500,000	1,500,000
0.081%, 5/5/14 (A)	500,000	499,996
0.020%, 5/9/14 (A)	500,000	499,998
0.071%, 5/19/14 (A)	800,000	799,972
0.030%, 5/21/14 (A)	500,000	499,992
0.071%, 5/27/14 (A)	350,000	349,982
0.081%, 6/12/14 (A)	278,000	277,974
0.071%, 7/7/14 (A)	520,000	519,932
5.000%, 7/15/14	1,250,000	1,262,703
		6,210,549
U.S. Treasury Notes - 10.2%
2.250%, 5/31/14	1,250,000	1,252,272
0.250%, 6/30/14	1,000,000	1,000,337
		2,252,609
Total U.S. Government and Agency Obligations (Cost $21,158,772)		21,158,772
INVESTMENT COMPANIES - 4.0%
State Street Institutional U.S. Government Money Market Fund	884,666	$ 884,666
Total Investment Companies (Cost $884,666)		884,666
TOTAL INVESTMENTS - 99.8% (Cost $22,043,438**)		22,043,438
NET OTHER ASSETS AND LIABILITIES - 0.2%		53,116
TOTAL NET ASSETS - 100.0%		$ 22,096,554

**	Aggregate cost for Federal tax purposes was $22,043,438.
(A)	Rate noted represents annualized yield at time of purchase.
See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 98.7%
Airport - 0.6%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$ 131,996

Development - 5.5%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	522,912
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	756,223
		1,279,135
Education - 13.0%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	210,703
University of Virginia, 5%, 6/1/40	255,000	280,467
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	602,790
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	158,483
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	417,345
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	441,679
Virginia Public School Authority, 5%, 12/1/18	100,000	115,409
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	390,649
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	407,691
		3,025,216
Facilities - 11.2%
Gloucester County Industrial Development Authority, (NATL-RE), 4.375%, 11/1/25	500,000	511,625
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	818,480
Prince William County Park Authority, 4%, 4/15/24	$320,000	$ 336,554
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100) (NATL-RE), 4.5%, 8/1/25	185,000	194,838
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	515,000	520,227
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	228,208
		2,609,932
General - 4.2%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	358,850
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC)*, 5.5%, 8/1/27	100,000	122,592
Territory of Guam, 5%, 1/1/26	150,000	164,356
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	103,546
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	233,508
		982,852
General Obligation - 16.4%
City of Hampton VA, 5%, 1/15/21	250,000	284,885
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/24	250,000	297,270
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	117,076
City of Richmond VA, (Prerefunded 7/15/14 @ $100) (AGM), 5%, 7/15/23	400,000	403,768
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	260,029
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	618,978
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	616,875
Commonwealth of Virginia, 5%, 6/1/27	150,000	171,756
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	$175,000	$ 195,848
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	284,357
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	234,686
County of Henrico VA, 5%, 7/15/25	150,000	172,412

Madison Funds    | April 30, 2014

Town of Leesburg VA, 5%, 1/15/41	135,000	147,575
		3,805,515
Medical - 9.7%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	353,070
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	278,142
Harrisonburg Industrial Development Authority, (AMBAC)*, 5%, 8/15/46	180,000	183,517
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	165,000	167,792
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	520,733
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	544,045
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	208,810
		2,256,109
Multifamily Housing - 8.9%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	751,528
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	314,592
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	751,822
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	255,465
		2,073,407
See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - continued
Power - 4.1%
Chesterfield County Economic Development Authority, 5%, 5/1/23	$565,000	$ 621,670
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	325,922
		947,592
Transportation - 5.3%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	96,498
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	70,903
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	158,426
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	265,088
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	629,155
		1,220,070
Utilities - 5.7%
City of Richmond VA, (AGM), 4.5%, 1/15/33	940,000	980,664
City of Richmond VA, Series A, 5%, 1/15/38	300,000	333,231
		1,313,895

	Par Value	Value (Note 2)
Water - 14.1%
Fairfax County Water Authority, 5.25%, 4/1/23	$180,000	$ 224,507
Hampton Roads Sanitation District, 5%, 11/1/20	200,000	233,306
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	274,872
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	158,160
Prince William County Service Authority, 5%, 7/1/22	250,000	303,032
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,139,700
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	586,840
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	175,912
Virginia Resources Authority, 5%, 11/1/31	160,000	175,362
		3,271,691
TOTAL INVESTMENTS - 98.7% (Cost $22,256,487**)		22,917,410
NET OTHER ASSETS AND LIABILITIES - 1.3%		308,922
TOTAL NET ASSETS - 100.0%		$ 23,226,332

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $22,256,487.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 98.5%
Alabama - 6.6%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$ 324,084
Troy University, (ASSURED GTY), 4.125%, 11/1/23	420,000	451,009
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	330,550
University of South Alabama, (AMBAC)*, 5%, 12/1/24	700,000	762,510
		1,868,153
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	202,311
Colorado - 1.6%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	456,920
Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	417,012
Florida - 16.1%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	665,838
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	600,584
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	484,320
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	473,072
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	537,790
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	634,105
Palm Beach County Solid Waste Authority, 5%, 10/1/24	$300,000	$ 350,853
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	794,805
		4,541,367
Georgia - 2.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	380,976
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	103,429
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	139,208
		623,613
Illinois - 0.9%
Regional Transportation Authority, (AMBAC GO of AUTH)*, 7.2%, 11/1/20	215,000	255,390
Indiana - 8.9%
Indiana Finance Authority, 5%, 2/1/21	400,000	469,720
Indiana Finance Authority, 4.5%, 10/1/22	345,000	371,748
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	509,974
Western Boone Multi-School Building Corp., (AGM) (ST AID WITHHLDG), 5%, 1/10/20	1,015,000	1,149,143
		2,500,585
Iowa - 2.8%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	542,369
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	237,886
		780,255
Maryland - 3.4%
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	$ 40,000	$ 41,763
Maryland State Transportation Authority, Series A, 5%, 7/1/18	200,000	231,242
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	683,262
		956,267
Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	469,400
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF)*, 5%, 5/1/22	410,000	483,808

Madison Funds    | April 30, 2014

		953,208
Missouri - 2.9%
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	605,710
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	219,610
		825,320
New Jersey - 2.2%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE IBC), 6.5%, 1/1/16	295,000	314,803
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	301,395
		616,198
New York - 3.1%
New York State Dormitory Authority, (BHAC-CR AMBAC)*, 5.5%, 7/1/31	250,000	315,557
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	543,170
		858,727

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - continued
North Carolina - 7.1%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	$500,000	$ 512,705
North Carolina Municipal Power Agency No. 1, Series B, 5%, 1/1/21	470,000	552,640
State of North Carolina, 4.5%, 5/1/27	200,000	220,626
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	114,404
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	604,045
		2,004,420
Ohio - 2.1%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	586,965

Pennsylvania - 1.8%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	485,000	510,380
South Carolina - 4.0%
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	494,830
South Carolina State Ports Authority, 5%, 7/1/19	130,000	149,149
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	487,555
		1,131,534
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	112,081

Texas - 15.1%
Amarillo Independent School District, General Obligation, (PSF-GTD), 5%, 2/1/21	375,000	447,150
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	318,714
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	558,805
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	382,004
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	$250,000	$ 300,095
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	471,316
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,389,197
State of Texas, General Obligation, 5%, 8/1/27	330,000	381,308
		4,248,589
Virginia - 8.2%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	277,890
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	158,160
Montgomery County Economic Development Authority, Series A, 5%, 6/1/26	685,000	798,415
Newport News Economic Development Authority, Series A, (MUN GOVT GTD), 5%, 7/1/25	500,000	584,055
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	237,834
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	255,465
		2,311,819
Washington - 2.8%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	237,890
University of Washington, 5%, 7/1/32	500,000	555,035
		792,925
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	205,302
TOTAL INVESTMENTS - 98.5% (Cost $26,572,939**)		27,759,341
NET OTHER ASSETS AND LIABILITIES - 1.5%		426,691
TOTAL NET ASSETS - 100.0%		$ 28,186,032

Madison Funds    | April 30, 2014

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $26,572,939.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECT 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
MUN GOVT GTD	General Obligation Guarantee of the Municipality
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program)
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to Financial Statements

Madison Government Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - 9.4%
Fannie Mae - 2.1%
5.5%, 2/1/18 Pool # 555345	$ 5,797	$ 6,157
5%, 6/1/18 Pool # 555545	13,281	14,098
6.5%, 5/1/32 Pool # 636758	3,265	3,668
6.5%, 6/1/32 Pool # 254346	4,911	5,563
6%, 8/1/32 Pool # 254405	7,320	8,257
4.5%, 12/1/35 Pool # 745147	34,797	37,386
5.5%, 1/1/38 Pool # 953589	9,236	10,191
		85,320
Freddie Mac - 6.2%
5.5%, 8/1/17 Pool # E90778	4,761	5,050
4.5%, 11/1/23 Pool # G13342	10,869	11,654
3%, 12/1/26 Pool # J17506	72,684	75,012
3%, 1/1/27 Pool # G18420	50,355	51,914
6.5%, 6/1/32 Pool # C01364	4,955	5,668
4%, 10/1/40 Pool # A94362	99,822	104,740
		254,038
Ginnie Mae - 1.1%
7%, 9/20/27 Pool # E2483	3,707	4,351
6%, 2/15/38 Pool # 676516	6,904	7,736
4%, 4/15/39 Pool # 698089	30,179	31,988
		44,075
Total Mortgage Backed Securities (Cost $369,128)		383,433
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.1%
Fannie Mae - 34.8%

Madison Funds    | April 30, 2014

2.375%, 7/28/15	$200,000	$ 205,447
1.625%, 10/26/15	200,000	204,140
0.500%, 3/30/16	250,000	250,306
2.375%, 4/11/16	250,000	259,428
1.250%, 1/30/17	500,000	506,025
		1,425,346
Federal Home Loan Bank - 8.2%
1.375%, 5/28/14	50,000	50,050
3.375%, 6/12/20	265,000	284,272
		334,322
Freddie Mac - 21.8%
2.875%, 2/9/15	125,000	127,603
2.500%, 5/27/16	350,000	364,481
1.250%, 5/12/17	300,000	302,984
0.875%, 3/7/18	100,000	98,089
		893,157
U.S. Treasury Notes - 22.3%
4.250%, 8/15/14	25,000	25,307
0.250%, 2/15/15	85,000	85,106
3.125%, 10/31/16	400,000	424,625
0.750%, 6/30/17	$200,000	$ 198,640
3.750%, 11/15/18	150,000	164,801
2.000%, 2/15/23	15,000	14,357
		912,836
Total U.S. Government and Agency Obligations (Cost $3,517,699)		3,565,661
	Shares
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund	134,607	134,607
Total Short-Term Investments (Cost $134,607)		134,607
TOTAL INVESTMENTS - 99.8% (Cost $4,021,434**)		4,083,701
NET OTHER ASSETS AND LIABILITIES - 0.2%		9,444
TOTAL NET ASSETS - 100.0%		$ 4,093,145

**	Aggregate cost for Federal tax purposes was $4,021,434.
See accompanying Notes to Financial Statements.

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 43.8%
Consumer Discretionary - 4.7%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$ 2,002,426
McDonald’s Corp., MTN, 5.35%, 3/1/18	1,000,000	1,133,280
Target Corp., 2.9%, 1/15/22	2,000,000	1,973,058
Walt Disney Co/The, MTN, 1.1%, 12/1/17	750,000	743,130
		5,851,894
Consumer Staples - 3.5%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,697,994
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,114,298
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,571,393
		4,383,685
Energy - 3.3%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	533,744

Madison Funds    | April 30, 2014

Chevron Corp., 2.427%, 6/24/20	2,000,000	2,009,684
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,543,122
		4,086,550
Financials - 13.2%
American Express Credit Corp., MTN, 1.75%, 6/12/15	750,000	760,560
Bank of New York Mellon Corp./The, MTN, 4.3%, 5/15/14	1,500,000	1,501,615
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	493,880
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,495,762
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,269,144
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,019,472
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,045,972
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,147,262
US Bancorp, 4.2%, 5/15/14	$1,500,000	$ 1,501,971
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,283,238
		16,518,876
Health Care - 3.5%
Baxter International Inc., 1.85%, 6/15/18	2,000,000	1,992,854
Merck Sharp & Dohme Corp., 4%, 6/30/15	750,000	782,547
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,561,212
		4,336,613
Industrials - 3.1%
Caterpillar Inc., 3.9%, 5/27/21	2,000,000	2,144,316
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,706,081
		3,850,397
Information Technology - 10.1%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,868,672
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,178,366
EMC Corp., 2.65%, 6/1/20	750,000	755,845
Google Inc., 3.625%, 5/19/21	2,000,000	2,124,752
Intel Corp., 1.95%, 10/1/16	2,000,000	2,056,704
Microsoft Corp., 3%, 10/1/20	1,500,000	1,553,064
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,071,612
		12,609,015
Materials - 1.2%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,530,477
Telecommunication Service - 1.2%
AT&T Inc., 1.6%, 2/15/17	1,500,000	1,517,424
Total Corporate Notes and Bonds (Cost $53,743,465)		54,684,931
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.8%
Fannie Mae - 11.2%
4.625%, 10/15/14	4,500,000	4,593,064
1.375%, 11/15/16	$4,500,000	$ 4,575,272
1.250%, 1/30/17	4,750,000	4,807,242
		13,975,578
Freddie Mac - 8.6%
2.875%, 2/9/15	5,500,000	5,614,549
2.500%, 5/27/16	5,000,000	5,206,870
		10,821,419
U.S. Treasury Notes - 34.0%
2.250%, 5/31/14	4,000,000	4,007,032
4.250%, 8/15/14	5,000,000	5,061,330
2.500%, 4/30/15	6,000,000	6,143,202
0.875%, 1/31/17	5,000,000	5,014,455

Madison Funds    | April 30, 2014

3.000%, 2/28/17	5,000,000	5,306,250
1.250%, 1/31/19	5,500,000	5,407,616
3.125%, 5/15/19	2,000,000	2,138,750
3.625%, 2/15/20	3,000,000	3,285,000
2.625%, 11/15/20	3,500,000	3,609,102
2.500%, 8/15/23	2,500,000	2,480,470
		42,453,207
Total U.S. Government and Agency Obligations (Cost $67,178,971)		67,250,204
TOTAL INVESTMENTS - 97.6% (Cost $120,922,436**)		121,935,135
NET OTHER ASSETS AND LIABILITIES - 2.4%		2,980,025
TOTAL NET ASSETS - 100.0%		$124,915,160

**	Aggregate cost for Federal tax purposes was $120,922,436.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 2.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.458%, 9/21/30	$ 64,040	$ 64,806
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	750,000	749,524
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	777,502
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	275,000	274,881
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,125,831
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	625,000	625,143
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	500,000	499,545
Total Asset Backed Securities (Cost $4,113,531)		4,117,232
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 (E), 5.863%, 5/12/39	600,000	645,197
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (E), 5.23%, 9/15/42	869,879	905,115
Total Commercial Mortgage-Backed Securities (Cost $1,550,083)		1,550,312
CORPORATE NOTES AND BONDS - 33.3%
Consumer Discretionary - 4.6%
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	576,130
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	1,009,758
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,398,020
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	784,207
DR Horton Inc., 5.25%, 2/15/15	215,000	221,450
DR Horton Inc., 3.75%, 3/1/19	475,000	473,813
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	702,015
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	275,000	283,938
Intelsat Jackson Holdings S.A. (B) (C) (D), 5.5%, 8/1/23	500,000	489,375
Nissan Motor Acceptance Corp. (B) (C), 2.65%, 9/26/18	500,000	508,929
QVC Inc. (B) (C), 3.125%, 4/1/19	800,000	804,482
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	459,563
Whirlpool Corp., 2.4%, 3/1/19	900,000	900,364
		8,612,044
Consumer Staples - 2.2%

Madison Funds    | April 30, 2014

CVS Caremark Corp., 5.75%, 6/1/17	750,000	848,888
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,016,369
Kroger Co/The, 2.3%, 1/15/19	950,000	950,788
Sysco Corp., 5.25%, 2/12/18	100,000	111,430
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,136,222
		4,063,697
Energy - 2.9%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	500,000	506,250
BP Capital Markets PLC (D), 3.875%, 3/10/15	52,000	53,580
Denbury Resources Inc., 6.375%, 8/15/21	475,000	509,437
Denbury Resources Inc., 5.5%, 5/1/22	150,000	151,688
Energy Transfer Partners L.P., 4.15%, 10/1/20	750,000	783,505
Hess Corp., 7.875%, 10/1/29	240,000	322,608
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	$450,000	$ 452,375
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	425,000
Transocean Inc. (D), 6%, 3/15/18	850,000	949,164
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,349,985
		5,503,592
Financials - 10.6%
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,375,000	1,399,423
Air Lease Corp., 3.875%, 4/1/21	450,000	454,500
Allstate Corp./The, 6.2%, 5/16/14	100,000	100,175
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,004,542
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	194,131
Bank of New York Mellon Corp./The, MTN, 4.3%, 5/15/14	150,000	150,162
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	401,220
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	103,156
BioMed Realty L.P., 2.625%, 5/1/19	1,200,000	1,195,778
Capital One Financial Corp., 2.45%, 4/24/19	400,000	400,907
Caterpillar Financial Services Corp., Series G, MTN, 2.45%, 9/6/18	800,000	818,871
CBL & Associates L.P., 5.25%, 12/1/23	450,000	468,937
General Electric Capital Corp., MTN, 3.1%, 1/9/23	1,100,000	1,088,588
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	825,000	825,000
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	500,973
HCP Inc., MTN, 6.7%, 1/30/18	490,000	571,899
Health Care REIT Inc., 4.5%, 1/15/24	925,000	963,237
Hospitality Properties Trust, 4.65%, 3/15/24	900,000	905,598
Huntington National Bank/The, 2.2%, 4/1/19	1,500,000	1,488,862
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. (B) (C), 4.875%, 3/15/19	315,000	319,331
Invesco Finance PLC (D), 4%, 1/30/24	450,000	462,468
KeyCorp, MTN, 5.1%, 3/24/21	250,000	282,639
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,250,000	1,283,455
Marsh & McLennan Cos. Inc., MTN, 2.55%, 10/15/18	225,000	228,628
Metropolitan Life Global Funding I (B) (C), 2.3%, 4/10/19	700,000	703,745
ProAssurance Corp., 5.3%, 11/15/23	950,000	1,019,947
Senior Housing Properties Trust, 3.25%, 5/1/19	800,000	805,948
Simon Property Group L.P., 5.875%, 3/1/17	750,000	838,682
UBS AG (D), 5.75%, 4/25/18	122,000	139,784
US Bancorp, 4.2%, 5/15/14	100,000	100,131
WP Carey Inc., 4.6%, 4/1/24	800,000	816,382
		20,037,151
Health Care - 2.9%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,097,615

Madison Funds    | April 30, 2014

Baxter International Inc., 3.2%, 6/15/23	1,250,000	1,223,060
Eli Lilly & Co., 6.57%, 1/1/16	500,000	548,498
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	200,000	213,750
Genentech Inc., 5.25%, 7/15/35	325,000	369,072
HCA Inc., 5.875%, 3/15/22	300,000	321,750
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	$1,000,000	$ 1,003,779
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	450,000	454,406
Wyeth LLC, 6.5%, 2/1/34	230,000	296,817
		5,528,747
Industrials - 3.2%
ADT Corp/The, 4.125%, 4/15/19	475,000	473,812
B/E Aerospace Inc., 5.25%, 4/1/22	500,000	517,500
Boeing Co./The, 8.625%, 11/15/31	240,000	359,501
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	357,606
Crane Co., 2.75%, 12/15/18	450,000	456,227
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	403,787
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	521,275
Northrop Grumman Corp., 1.75%, 6/1/18	1,250,000	1,235,382
Union Pacific Corp., 2.25%, 2/15/19	900,000	906,465
United Rentals North America Inc., 6.125%, 6/15/23	400,000	430,000
Waste Management Inc., 7.125%, 12/15/17	235,000	274,927
		5,936,482
Information Technology - 2.6%
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	517,794
EMC Corp., 2.65%, 6/1/20	750,000	755,845
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	113,206
International Business Machines Corp., 1.875%, 8/1/22	1,500,000	1,367,505
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,231,955
Thomson Reuters Corp. (D), 4.3%, 11/23/23	475,000	492,025
Xilinx Inc., 3%, 3/15/21	500,000	502,220
		4,980,550
Materials - 1.4%
Ball Corp., 4%, 11/15/23	100,000	92,750
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,056,481
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	850,000	855,167
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	653,886
		2,658,284
Telecommunication Services - 1.4%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	752,926
Verizon Communications Inc., 3.45%, 3/15/21	1,500,000	1,533,657
Verizon Communications Inc., 5.15%, 9/15/23	313,000	345,031
		2,631,614
Utilities - 1.5%
AES Corp/VA, 5.5%, 3/15/24	200,000	200,000
Black Hills Corp., 4.25%, 11/30/23	950,000	991,938
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	717,735
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	941,203
		2,850,876
Total Corporate Notes and Bonds (Cost $60,786,427)		62,803,037

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - 5.6%
City of Los Angeles CA Wastewater System Revenue, Series A, (NATL-RE), 4.75%, 6/1/35	$1,690,000	$ 1,724,898
City of New York NY, General Obligation, 2.9%, 8/1/21	1,000,000	1,001,460
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	1,500,000	1,678,800
McHenry & Kane Cntys Community Consolidated School Dist No 158 Huntley, 5.375%, 1/15/30	1,000,000	1,156,850
Tulsa County OK Industrial Authority, 5%, 12/15/29	1,500,000	1,625,880
Tulsa OK Public Facility Authority Revenue, 6.6%, 11/15/29	1,400,000	1,578,514
University of New Mexico, Series A, (AGM), 5%, 6/1/36	1,750,000	1,880,725
Total Long Term Municipal Bonds (Cost $10,362,864)		10,647,127
MORTGAGE BACKED SECURITIES - 19.3%
Fannie Mae - 11.7%
4%, 4/1/15 Pool # 255719	28,034	29,718
5.5%, 4/1/16 Pool # 745444	46,332	49,209
6%, 5/1/16 Pool # 582558	3,634	3,741
5.5%, 2/1/18 Pool # 673194	74,916	79,648
5%, 2/1/19 Pool # 725341	10,854	11,588
5%, 5/1/20 Pool # 813965	130,481	140,554
4.5%, 9/1/20 Pool # 835465	127,961	136,074
5.5%, 3/1/21 Pool # 837199	19,804	21,548
6%, 3/1/21 Pool # 745406	17,778	19,271
6%, 5/1/21 Pool # 253847	14,981	16,797
4.5%, 4/1/23 Pool # 974401	236,000	252,297
4.5%, 6/1/23 Pool # 984075	115,414	122,952
3%, 12/1/26 Pool # AB4086	946,385	977,529
3%, 3/1/27 Pool # AK6784	1,942,987	2,006,783
3%, 5/1/27 Pool # AL1715	1,361,541	1,406,273
7%, 12/1/29 Pool # 762813	17,503	19,354
7%, 11/1/31 Pool # 607515	16,103	18,236
6.5%, 3/1/32 Pool # 631377	83,284	93,709
6.5%, 5/1/32 Pool # 636758	4,353	4,891
7%, 5/1/32 Pool # 644591	2,325	2,600
6.5%, 6/1/32 Pool # 545691	167,671	188,588
5.5%, 4/1/33 Pool # 690206	322,842	359,556
5%, 10/1/33 Pool # 254903	170,028	187,545
5.5%, 11/1/33 Pool # 555880	207,786	231,367
5%, 5/1/34 Pool # 775604	23,413	25,794
5%, 5/1/34 Pool # 780890	93,338	102,839
5%, 6/1/34 Pool # 255230	37,555	41,360
7%, 7/1/34 Pool # 792636	8,506	8,939
5.5%, 8/1/34 Pool # 793647	75,142	83,182
5%, 8/1/35 Pool # 829670	170,010	186,900
5%, 9/1/35 Pool # 820347	221,921	247,237
5%, 9/1/35 Pool # 835699	198,723	221,350
5%, 10/1/35 Pool # 797669	178,690	198,419
5.5%, 10/1/35 Pool # 836912	30,248	33,374
5%, 11/1/35 Pool # 844809	83,864	92,160
4.5%, 12/1/35 Pool # 745147	34,797	37,386
5%, 12/1/35 Pool # 850561	97,886	107,576
5%, 2/1/36 Pool # 745275	36,609	40,247
5%, 3/1/36 Pool # 745355	48,708	53,685

Madison Funds    | April 30, 2014

5.5%, 5/1/36 Pool # 745516	14,916	16,546
6%, 11/1/36 Pool # 902510	193,192	218,530
6%, 12/1/36 Pool # 256514	15,525	17,405
6%, 12/1/36 Pool # 902070	$ 29,032	$ 32,526
6%, 12/1/36 Pool # 903002	20,914	23,382
5.5%, 5/1/37 Pool # 928292	290,497	323,110
6%, 10/1/37 Pool # 947563	204,527	231,576
6.5%, 12/1/37 Pool # 889072	234,381	263,546
6%, 1/1/38 Pool # 965649	9,943	11,079
5%, 4/1/38 Pool # 889260	47,687	52,242
6.5%, 8/1/38 Pool # 987711	323,487	363,411
5.5%, 4/1/40 Pool # AD0926	1,357,837	1,502,255
4.5%, 8/1/40 Pool # AD8243	197,540	212,266
4%, 9/1/40 Pool # AE3039	1,603,937	1,684,298
4%, 1/1/41 Pool # AB2080	1,236,085	1,296,701
4%, 9/1/41 Pool # AJ1406	1,303,312	1,366,217
4%, 10/1/41 Pool # AJ4046	1,532,228	1,610,011
4%, 3/1/42 Pool # AL1998	2,409,250	2,531,775
3%, 9/1/42 Pool # AP6568	187,111	183,083
3.5%, 9/1/42 Pool # AB6228	658,384	668,869
3.5%, 12/1/42 Pool # AQ8892	195,874	198,993
3%, 2/1/43 Pool # AL3072	1,580,118	1,546,732
		22,214,829
Freddie Mac - 7.5%
5%, 5/1/18 Pool # E96322	62,382	66,137
5%, 2/1/21 Pool # G11911	20,002	21,517
4.5%, 4/1/23 Pool # J07302	39,837	42,697
4.5%, 11/1/23 Pool # G13342	21,738	23,309
3.5%, 6/1/26 Pool # Z50006	1,530,166	1,609,111
3%, 12/1/26 Pool # J17506	145,368	150,025
3%, 1/1/27 Pool # G18420	75,533	77,871
3%, 8/1/27 Pool # J19899	1,411,672	1,455,374
8%, 6/1/30 Pool # C01005	1,694	1,943
7%, 3/1/31 Pool # C48133	7,349	7,434
6.5%, 1/1/32 Pool # C62333	33,498	37,700
5%, 7/1/33 Pool # A11325	417,072	463,220
4.5%, 6/1/34 Pool # C01856	1,211,110	1,304,434
6%, 10/1/34 Pool # A28439	55,222	61,513
5%, 4/1/35 Pool # A32315	56,397	62,710
5%, 4/1/35 Pool # A32316	63,969	71,118
6.5%, 11/1/36 Pool # C02660	26,354	29,603
5.5%, 11/1/37 Pool # A68787	387,843	432,616
5%, 9/1/38 Pool # G04815	21,714	23,724
5%, 10/1/39 Pool # A89335	1,706,738	1,887,042
4%, 10/1/41 Pool # Q04092	1,920,399	2,012,409
4.5%, 3/1/42 Pool # G07491	1,585,302	1,703,828
3%, 9/1/42 Pool # C04233	1,010,639	985,146
3%, 2/1/43 Pool # Q15767	186,707	182,531
3%, 4/1/43 Pool # V80025	711,437	693,491
3%, 4/1/43 Pool # V80026	718,013	699,902
		14,106,405
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	2,308	2,335
6.5%, 2/20/29 Pool # 2714	19,295	22,161

Madison Funds    | April 30, 2014

6.5%, 4/20/31 Pool # 3068	9,809	11,222
4%, 4/15/39 Pool # 698089	113,171	119,955
		155,673
Total Mortgage Backed Securities (Cost $35,807,021)		36,476,907
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.2%
Fannie Mae - 0.6%
3.000%, 5/24/32 (A)	1,250,000	1,197,056
Federal Farm Credit Bank - 0.3%
5.875%, 10/3/16	500,000	561,109
Freddie Mac - 0.3%
5.000%, 2/16/17	$450,000	$ 502,014
U.S. Treasury Bonds - 5.5%
6.625%, 2/15/27	2,000,000	2,807,500
5.375%, 2/15/31	1,250,000	1,615,430
4.500%, 5/15/38	4,750,000	5,667,343
3.750%, 8/15/41	250,000	265,469
		10,355,742
U.S. Treasury Notes - 30.5%
2.250%, 1/31/15	5,500,000	5,589,375
2.500%, 3/31/15	265,000	270,807
4.250%, 8/15/15	5,500,000	5,789,393
0.375%, 1/15/16	450,000	450,580
1.500%, 6/30/16	1,500,000	1,532,343
2.750%, 11/30/16	5,000,000	5,264,060
3.125%, 1/31/17	3,800,000	4,043,436
0.750%, 3/15/17	4,000,000	3,992,500
2.375%, 7/31/17	2,200,000	2,295,907
1.875%, 10/31/17	3,000,000	3,078,048
4.250%, 11/15/17	2,550,000	2,825,918
2.625%, 1/31/18	3,000,000	3,153,750
3.875%, 5/15/18	2,750,000	3,026,504
2.750%, 2/15/19	6,200,000	6,527,434
3.625%, 8/15/19	2,750,000	3,010,392
2.625%, 11/15/20	3,350,000	3,454,426
3.125%, 5/15/21	1,750,000	1,853,086
1.625%, 11/15/22	1,500,000	1,397,813
		57,555,772
Total U.S. Government and Agency Obligations (Cost $66,737,020)		70,171,693
	Shares
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund	1,844,222	1,844,222
Total Short-Term Investments (Cost $1,844,222)		1,844,222
TOTAL INVESTMENTS - 99.4% (Cost $181,201,168**)		187,610,530
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,070,681
TOTAL NET ASSETS - 100.0%		$188,681,211

Madison Funds    | April 30, 2014

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $181,201,168.
(A)	Stepped rate security. Rate shown is as of April 30, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.8% of total net assets.
(E)	Floating rate or variable rate note. Rate shown is as of April 30, 2014.
(F)	In default. Issuer is bankrupt.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note
PLC	Public Limited Company.
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 95.1%
Consumer Discretionary - 9.3%
Advance Auto Parts Inc., 4.5%, 12/1/23	$ 50,000	$ 52,375
AutoZone Inc., 1.3%, 1/13/17	200,000	199,717
Comcast Corp., 6.45%, 3/15/37	300,000	376,455
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	325,045
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,294
DR Horton Inc., 3.75%, 3/1/19	50,000	49,875
GLP Capital L.P. / GLP Financing II Inc. (A) (B), 4.875%, 11/1/20	25,000	25,813
Intelsat Jackson Holdings S.A. (A) (B) (C), 5.5%, 8/1/23	50,000	48,938
McDonald’s Corp., MTN, 5.8%, 10/15/17	20,000	22,961
Nissan Motor Acceptance Corp. (A) (B), 2.65%, 9/26/18	50,000	50,893
QVC Inc. (A) (B), 3.125%, 4/1/19	200,000	201,120
Target Corp., 5.875%, 7/15/16	20,000	22,172
Target Corp., 5.375%, 5/1/17	300,000	335,879
Time Warner Inc., 6.25%, 3/29/41	250,000	299,256
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,063
Viacom Inc., 3.25%, 3/15/23	100,000	97,527
Whirlpool Corp., 2.4%, 3/1/19	100,000	100,040
		2,356,423
Consumer Staples - 9.8%
Coca-Cola Co./The, 4.875%, 3/15/19	200,000	226,399
CVS Caremark Corp., 5.75%, 6/1/17	195,000	220,711
CVS Caremark Corp., 2.25%, 12/5/18	100,000	100,724
General Mills Inc., 5.65%, 2/15/19	380,000	439,496
Kellogg Co., 1.875%, 11/17/16	300,000	306,791
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,552
Kraft Foods Group Inc., 5.375%, 2/10/20	100,000	114,584
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	203,274
Kroger Co/The, 2.3%, 1/15/19	50,000	50,041
Sysco Corp., 0.55%, 6/12/15	200,000	200,026
Sysco Corp., 5.25%, 2/12/18	25,000	27,857
Wal-Mart Stores Inc., 3.25%, 10/25/20	320,000	334,636
Walgreen Co., 5.25%, 1/15/19	220,000	249,969
		2,486,060

Madison Funds    | April 30, 2014

Energy - 10.9%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	101,250
BP Capital Markets PLC (C), 3.875%, 3/10/15	13,000	13,395
Calumet Specialty Products Partners L.P./Calumet Finance Corp. (A) (B), 6.5%, 4/15/21	100,000	99,750
Chevron Corp., 3.191%, 6/24/23	200,000	199,889
ConocoPhillips, 4.6%, 1/15/15	320,000	329,199
Denbury Resources Inc., 6.375%, 8/15/21	50,000	53,625
Denbury Resources Inc., 5.5%, 5/1/22	100,000	101,125
Devon Energy Corp., 5.6%, 7/15/41	100,000	112,765
Energy Transfer Partners L.P., 4.15%, 10/1/20	300,000	313,402
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	191,514
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	50,264
Marathon Oil Corp., 6%, 10/1/17	400,000	458,050
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	280,288
SandRidge Energy Inc., 7.5%, 3/15/21	25,000	26,563
Valero Energy Corp., 6.625%, 6/15/37	350,000	429,010
		2,760,089
Financials - 34.4%
Banks - 15.3%
Bank of America Corp., 2.6%, 1/15/19	$100,000	$ 100,524
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	194,131
Bank of New York Mellon Corp./The, MTN, 4.3%, 5/15/14	325,000	325,350
BB&T Corp., MTN, 2.25%, 2/1/19	300,000	300,915
Capital One Financial Corp., 2.45%, 4/24/19	300,000	300,680
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	299,442
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	100,000	100,195
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	198,328
Huntington National Bank/The, 2.2%, 4/1/19	300,000	297,773
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	20,700
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	430,051
KeyCorp, MTN, 5.1%, 3/24/21	250,000	282,639
PNC Funding Corp., 3.3%, 3/8/22	100,000	101,314
US Bancorp, 4.2%, 5/15/14	25,000	25,033
US Bancorp, MTN, 2.2%, 11/15/16	400,000	412,266
Wells Fargo & Co., 5.625%, 12/11/17	410,000	468,064
Wells Fargo & Co., MTN, 4.6%, 4/1/21	15,000	16,617
		3,874,022
Diversified Financial Services - 6.4%
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	305,329
Air Lease Corp., 3.875%, 4/1/21	50,000	50,500
American Express Co., 6.15%, 8/28/17	300,000	345,099
General Electric Capital Corp., MTN, 6.75%, 3/15/32	425,000	553,819
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. (A) (B), 4.875%, 3/15/19	25,000	25,344
Invesco Finance PLC (C), 4%, 1/30/24	50,000	51,385
John Deere Capital Corp., MTN, 1.4%, 3/15/17	300,000	302,921
		1,634,397
Insurance - 5.1%
Allstate Corp./The, 5%, 8/15/14	300,000	303,793
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	20,631
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	456,865
Liberty Mutual Group Inc. (A) (B), 4.25%, 6/15/23	100,000	102,676
Marsh & McLennan Cos. Inc., MTN, 2.55%, 10/15/18	50,000	50,806
Metropolitan Life Global Funding I (A) (B), 2.3%, 4/10/19	300,000	301,605
ProAssurance Corp., 5.3%, 11/15/23	50,000	53,681

Madison Funds    | April 30, 2014

		1,290,057
Iron/Steel - 0.5%
Glencore Funding LLC (A) (B), 3.125%, 4/29/19	125,000	125,000
Machinery-Constr&Mining - 0.8%
Caterpillar Financial Services Corp., Series G, MTN, 2.45%, 9/6/18	200,000	204,718
Real Estate - 6.3%
BioMed Realty L.P., 2.625%, 5/1/19	300,000	298,945
CBL & Associates L.P., 5.25%, 12/1/23	50,000	52,104
HCP Inc., 2.625%, 2/1/20	250,000	248,996
Health Care REIT Inc., 4.5%, 1/15/24	50,000	52,067
Hospitality Properties Trust, 4.65%, 3/15/24	$100,000	$ 100,622
Senior Housing Properties Trust, 3.25%, 5/1/19	200,000	201,487
Simon Property Group L.P., 4.125%, 12/1/21	400,000	429,452
WP Carey Inc., 4.6%, 4/1/24	200,000	204,095
		1,587,768
		8,715,962
Health Care - 6.7%
AbbVie Inc., 2%, 11/6/18	400,000	399,133
Baxter International Inc., 3.2%, 6/15/23	100,000	97,845
Catamaran Corp. (C), 4.75%, 3/15/21	100,000	100,750
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	219,221
Forest Laboratories Inc. (A) (B), 5%, 12/15/21	50,000	53,437
HCA Inc., 5.875%, 3/15/22	25,000	26,812
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	100,000	100,378
Merck & Co. Inc., 3.875%, 1/15/21	300,000	322,061
Pfizer Inc., 5.35%, 3/15/15	25,000	26,020
Stryker Corp., 1.3%, 4/1/18	100,000	98,120
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	50,000	50,490
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	192,351
		1,686,618
Industrials - 4.5%
ADT Corp/The, 4.125%, 4/15/19	150,000	149,625
B/E Aerospace Inc., 5.25%, 4/1/22	50,000	51,750
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	196,457
Caterpillar Inc., 5.2%, 5/27/41	20,000	22,343
Crane Co., 2.75%, 12/15/18	50,000	50,692
CSX Corp., 6.15%, 5/1/37	20,000	24,530
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	303,565
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	98,831
Union Pacific Corp., 2.25%, 2/15/19	100,000	100,718
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,748
United Rentals North America Inc., 6.125%, 6/15/23	100,000	107,500
		1,128,759
Information Technology - 11.9%
Apple Inc., 1%, 5/3/18	100,000	97,647
Apple Inc., 2.4%, 5/3/23	200,000	186,867
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	50,000	51,779
Cisco Systems Inc., 5.5%, 2/22/16	225,000	245,066
eBay Inc., 1.35%, 7/15/17	200,000	200,414
EMC Corp., 2.65%, 6/1/20	150,000	151,169
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	401,281
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	25,718
Intel Corp., 1.95%, 10/1/16	200,000	205,670
Intel Corp., 3.3%, 10/1/21	20,000	20,600

Madison Funds    | April 30, 2014

International Business Machines Corp., 1.95%, 7/22/16	400,000	410,979
Intuit Inc., 5.75%, 3/15/17	200,000	223,992
Oracle Corp., 5.75%, 4/15/18	420,000	485,135
Texas Instruments Inc., 1.375%, 5/15/14	200,000	200,065
Thomson Reuters Corp. (C), 4.3%, 11/23/23	50,000	51,792
Xilinx Inc., 3%, 3/15/21	50,000	50,222
		3,008,396

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Materials - 3.3%
Ball Corp., 4%, 11/15/23	$ 50,000	$ 46,375
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	422,593
EI du Pont de Nemours & Co., 3.25%, 1/15/15	300,000	306,095
Rio Tinto Finance USA PLC (C), 2.25%, 12/14/18	50,000	50,304
		825,367
Telecommunication Services - 2.4%
AT&T Inc., 1.6%, 2/15/17	100,000	101,162
AT&T Inc., 2.625%, 12/1/22	200,000	188,873
Verizon Communications Inc., 3.45%, 3/15/21	100,000	102,244
Verizon Communications Inc., 5.15%, 9/15/23	200,000	220,467
		612,746
Utilities - 1.9%
AES Corp/VA, 5.5%, 3/15/24	$ 50,000	$ 50,000
Black Hills Corp., 4.25%, 11/30/23	50,000	52,207
Dominion Resources Inc., 2.75%, 9/15/22	400,000	384,947
		487,154
Total Corporate Notes and Bonds (Cost $23,578,003)		24,067,574
	Shares
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund	1,299,383	1,299,383
Total Short-Term Investments (Cost $1,299,383)		1,299,383
TOTAL INVESTMENTS - 100.2% (Cost $24,877,386**)		25,366,957
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(39,089)
TOTAL NET ASSETS - 100.0%		$25,327,868

**	Aggregate cost for Federal tax purposes was $24,877,386.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”

(B)	Illiquid security (See Note 2).
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
MTN	Medium Term Note
PLC	Public Limited Company.
REIT	Real Estate Investment Trust

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 96.3%
Consumer Discretionary - 30.4%
Auto Components - 3.0%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$100,000	$ 108,000
Dana Holding Corp., 6.5%, 2/15/19	350,000	371,875
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	300,000	324,750
Lear Corp., 8.125%, 3/15/20	350,000	381,500
LKQ Corp., 4.75%, 5/15/23	100,000	96,000
		1,282,125
Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp., 9.125%, 12/1/18	200,000	214,500
Felcor Lodging L.P., 6.75%, 6/1/19	550,000	588,500
GLP Capital L.P. / GLP Financing II Inc. (A), 4.875%, 11/1/20	500,000	516,250

Madison Funds    | April 30, 2014

Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	215,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	218,600
Scientific Games International Inc., 9.25%, 6/15/19	250,000	263,125
Scientific Games International Inc., 6.25%, 9/1/20	350,000	367,500
		2,383,475
Household Products - 1.5%
ACCO Brands Corp., 6.75%, 4/30/20	250,000	260,000
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	361,375
		621,375
Media - 16.3%
AMC Networks Inc., 7.75%, 7/15/21	300,000	336,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	283,438
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	101,250
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	513,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	427,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	209,500
Cumulus Media Holdings Inc., 7.75%, 5/1/19	$500,000	$ 532,500
DISH DBS Corp., 6.75%, 6/1/21	250,000	282,500
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	275,000
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	169,125
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17	300,000	312,000
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	479,812
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	107,750
Sinclair Television Group Inc., 6.375%, 11/1/21	500,000	520,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	260,938
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	231,250
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	546,700
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21	350,000	385,875
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	272,500
ViaSat Inc., 6.875%, 6/15/20	370,000	396,362
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	403,000
		7,046,250
Specialty Retail - 3.5%
Chinos Intermediate Holdings A Inc., PIK (A), 7.75%, 5/1/19	400,000	414,000
Michaels FinCo Holdings LLC / Michaels FinCo Inc., PIK (A), 7.5%, 8/1/18	300,000	309,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	261,562
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	531,250
		1,515,812
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	272,500
		13,121,537
Consumer Staples - 3.4%
Alphabet Holding Co. Inc., PIK, 7.75%, 11/1/17	$500,000	$ 517,500
Big Heart Pet Brands, 7.625%, 2/15/19	173,000	180,353
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	505,000
Stater Brothers Holdings Inc., 7.75%, 4/15/15	250,000	251,125
		1,453,978
Energy - 17.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	440,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	535,000
Bill Barrett Corp., 7.625%, 10/1/19	500,000	540,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	546,250
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	340,500

Madison Funds    | April 30, 2014

Exterran Partners L.P. / EXLP Finance Corp. (A), 6%, 10/1/22	250,000	248,750
Ferrellgas L.P. / Ferrellgas Finance Corp. (A), 6.75%, 1/15/22	400,000	421,000
Jones Energy Holdings / Jones Energy Finance Corp. (A), 6.75%, 4/1/22	300,000	311,250
Key Energy Services Inc., 6.75%, 3/1/21	300,000	316,500
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	306,375
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	100,000	103,750
Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21	500,000	535,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	542,500
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	541,250
Pioneer Energy Services Corp. (A), 6.125%, 3/15/22	450,000	461,250
QEP Resources Inc., 5.375%, 10/1/22	250,000	250,625
QEP Resources Inc., 5.25%, 5/1/23	250,000	247,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	261,875
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.5%, 10/1/18	211,000	223,660
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	$227,000	$ 249,700
Unit Corp., 6.625%, 5/15/21	250,000	265,000
		7,687,735

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

Financials - 3.6%
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	380,625
MPT Operating Partnership L.P. / MPT Finance Corp., 5.5%, 5/1/24	100,000	102,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	450,000	429,188
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	261,250
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	384,125
		1,557,188
Health Care - 11.1%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	288,360
Biomet Inc., 6.5%, 10/1/20	500,000	545,000
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	500,000	518,125
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	266,562
DaVita HealthCare Partners Inc., 5.75%, 8/15/22	250,000	264,688
Endo Health Solutions Inc., 7%, 12/15/20	500,000	537,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	326,250
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	253,750
Hologic Inc., 6.25%, 8/1/20	300,000	317,250
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	289,500
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	414,000
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	217,000
Tenet Healthcare Corp., 8%, 8/1/20	500,000	543,750
		4,781,735
Industrials - 9.5%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	542,500
Belden Inc. (A), 5.5%, 9/1/22	500,000	508,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	357,875
Brand Energy & Infrastructure Services Inc. (A) (C), 8.5%, 12/1/21	$250,000	$ 265,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	151,688
FTI Consulting Inc., 6%, 11/15/22	500,000	510,000
Hertz Corp./The, 6.75%, 4/15/19	250,000	268,125
Iron Mountain Inc., 6%, 8/15/23	150,000	159,375
Iron Mountain Inc., 5.75%, 8/15/24	350,000	345,625
Nortek Inc., 8.5%, 4/15/21	250,000	275,625
Ply Gem Industries Inc. (A), 6.5%, 2/1/22	350,000	350,000
Spirit AeroSystems Inc. (A), 5.25%, 3/15/22	200,000	202,750
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	18,000	19,305
United Rentals North America Inc., 8.25%, 2/1/21	150,000	167,812
		4,124,430
Information Technology - 5.0%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	100,000	105,500
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	426,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	268,125
CommScope Inc. (A), 8.25%, 1/15/19	367,000	397,277
NCR Corp. (A), 6.375%, 12/15/23	250,000	267,500
SunGard Data Systems Inc., 7.375%, 11/15/18	246,000	260,760
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	434,000
		2,159,162
Materials - 5.2%
Greif Inc., 6.75%, 2/1/17	250,000	277,500
Huntsman International LLC, 4.875%, 11/15/20	400,000	405,000
INEOS Group Holdings S.A. (A) (B), 5.875%, 2/15/19	200,000	204,000

Madison Funds    | April 30, 2014

Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	550,000	574,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	266,875
Tronox Finance LLC, 6.375%, 8/15/20	500,000	510,000
		2,238,125
Telecommunication Services - 8.4%
Altice S.A. (A) (B), 7.75%, 5/15/22	400,000	417,000
CenturyLink Inc., 5.8%, 3/15/22	500,000	512,500
Frontier Communications Corp., 8.25%, 5/1/14	8,000	8,000
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	218,750
Level 3 Financing Inc., 8.625%, 7/15/20	$350,000	$ 392,000
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	315,000
Sprint Communications Inc., 7%, 8/15/20	600,000	652,500
T-Mobile USA Inc., 6.633%, 4/28/21	500,000	540,000
Windstream Corp., 7.875%, 11/1/17	400,000	459,500
Windstream Corp., 6.375%, 8/1/23	100,000	97,250
		3,612,500
Utilities - 1.9%
AES Corp/VA, 5.5%, 3/15/24	400,000	400,000
NRG Energy Inc., 8.25%, 9/1/20	200,000	220,750
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	200,750
		821,500
Total Corporate Notes and Bonds (Cost $39,518,679)		41,557,890
	Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund	1,096,913	1,096,913
Total Short-Term Investments (Cost $1,096,913)		1,096,913
TOTAL INVESTMENTS - 98.9% (Cost $40,615,592**)		42,654,803
NET OTHER ASSETS AND LIABILITIES - 1.1%		493,185
TOTAL NET ASSETS - 100.0%		$ 43,147,988

**	Aggregate cost for Federal tax purposes was $40,615,592.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.5% of total net assets.
(C)	Illiquid security (See Note 2).
MTN	Medium Term Note.
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.

See accompanying Notes to Financial Statements.

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 56.6%
Consumer Discretionary - 4.1%
McDonald’s Corp.	28,500	$ 2,889,330
Omnicom Group Inc.	11,500	778,320
Time Warner Inc.	30,000	1,993,800
		5,661,450
Consumer Staples - 7.2%
Coca-Cola Co./The	26,000	1,060,540
Diageo PLC, ADR	11,000	1,350,580
Nestle S.A., ADR	17,700	1,366,086

Madison Funds    | April 30, 2014

PepsiCo Inc.	20,000	1,717,800
Philip Morris International Inc.	17,500	1,495,025
Procter & Gamble Co./The	25,300	2,088,515
Wal-Mart Stores Inc.	10,500	836,955
		9,915,501
Energy - 7.8%
Chevron Corp.	25,500	3,200,760
ConocoPhillips	23,500	1,746,285
Ensco PLC, Class A	15,000	756,750
Exxon Mobil Corp.	28,500	2,918,685
Occidental Petroleum Corp.	13,000	1,244,750
Schlumberger Ltd.	9,000	913,950
		10,781,180
Financials - 9.7%
Bank of New York Mellon Corp./The	30,200	1,022,874
BB&T Corp.	33,500	1,250,555
M&T Bank Corp.	9,200	1,122,492
Northern Trust Corp.	16,000	964,000
PartnerRe Ltd.	14,000	1,475,600
Travelers Cos. Inc./The	34,000	3,079,720
US Bancorp	51,500	2,100,170
Wells Fargo & Co.	47,000	2,333,080
		13,348,491
Health Care - 9.7%
Baxter International Inc.	18,500	1,346,615
Becton, Dickinson and Co.	9,000	1,017,270
Johnson & Johnson	27,500	2,785,475
Medtronic Inc.	33,600	1,976,352
Merck & Co. Inc.	40,500	2,371,680
Novartis AG, ADR	10,500	912,870
Pfizer Inc.	93,000	2,909,040
		13,319,302
Industrials - 7.8%
3M Co.	14,000	1,947,260
Boeing Co./The	10,700	1,380,514
Deere & Co.	9,000	840,060
General Dynamics Corp.	10,000	1,094,500
United Parcel Service Inc., Class B	21,500	2,117,750
United Technologies Corp.	20,500	2,425,765
Waste Management Inc.	19,500	866,775
		10,672,624
Information Technology - 8.6%
Accenture PLC, Class A	21,500	1,724,730
Automatic Data Processing Inc.	16,500	1,286,340
Intel Corp.	33,500	894,115
Linear Technology Corp.	25,000	1,112,500
Microchip Technology Inc.	21,000	998,340
Microsoft Corp.	61,000	2,464,400
Oracle Corp.	23,000	940,240
QUALCOMM Inc.	30,000	2,361,300
		11,781,965
Materials - 0.6%
Praxair Inc.	6,500	848,575

Madison Funds    | April 30, 2014

Telecommunication Service - 1.1%
Verizon Communications Inc.	34,000	$ 1,588,820
Total Common Stocks (Cost $55,518,456)		77,917,908
	Par Value
ASSET BACKED SECURITIES - 0.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.458%, 9/21/30	$98,971	100,154
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	175,000	174,889
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	225,000	225,727
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	100,000	99,957
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	325,240
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	150,000	150,034
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	125,000	124,886
Total Asset Backed Securities (Cost $1,200,352)		1,200,887
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.1%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (D), 5.23%, 9/15/42	217,470	226,279
Total Commercial Mortgage-Backed Securities (Cost $226,411)		226,279
CORPORATE NOTES AND BONDS - 15.7%
Consumer Discretionary - 2.2%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	523,754
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	1,009,758
DR Horton Inc., 5.25%, 2/15/15	130,000	133,900
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	396,791
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	125,000	129,063
Royal Caribbean Cruises Ltd. (E), 7.25%, 6/15/16	400,000	444,000
Time Warner Inc., 4.75%, 3/29/21	400,000	441,287
		3,078,553
Consumer Staples - 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	400,000	452,740
Mondelez International Inc., 6.5%, 11/1/31	475,000	587,806
		1,040,546
Energy - 1.6%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	253,125
Denbury Resources Inc., 6.375%, 8/15/21	250,000	268,125
Energy Transfer Partners L.P., 4.15%, 10/1/20	200,000	208,935
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	509,914
Hess Corp., 7.875%, 10/1/29	150,000	201,630
Marathon Oil Corp., 6%, 10/1/17	300,000	343,538
Transocean Inc. (E), 7.5%, 4/15/31	400,000	464,156
		2,249,423
Financials - 1.9%
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	93,241
Capital One Financial Corp., 2.45%, 4/24/19	200,000	200,454
Fifth Third Bancorp, 2.3%, 3/1/19	$275,000	$ 274,489
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	265,000	265,000
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	275,000	275,535
HCP Inc., MTN, 6.7%, 1/30/18	335,000	390,992
Health Care REIT Inc., 4.5%, 1/15/24	200,000	208,267
Huntington National Bank/The, 2.2%, 4/1/19	400,000	397,030
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. (B) (C), 4.875%, 3/15/19	125,000	126,719
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	410,000	41
Simon Property Group L.P., 5.875%, 3/1/17	390,000	436,115
		2,667,883

Madison Funds    | April 30, 2014

Health Care - 2.5%
AbbVie Inc., 2%, 11/6/18	300,000	299,350
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,188,199
Baxter International Inc., 3.2%, 6/15/23	400,000	391,379
Eli Lilly & Co., 6.57%, 1/1/16	300,000	329,098
Genentech Inc., 5.25%, 7/15/35	195,000	221,443
HCA Inc., 5.875%, 3/15/22	150,000	160,875
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	266,067
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	384,702
Wyeth LLC, 6.5%, 2/1/34	150,000	193,577
		3,434,690
Industrials - 1.8%
B/E Aerospace Inc., 5.25%, 4/1/22	250,000	258,750
Boeing Co./The, 8.625%, 11/15/31	150,000	224,688
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	219,583
Caterpillar Inc., 3.9%, 5/27/21	450,000	482,471
Danaher Corp., 3.9%, 6/23/21	450,000	479,990
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	268,817
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	347,517
Waste Management Inc., 7.125%, 12/15/17	150,000	175,485
		2,457,301
Information Technology - 1.6%
Apple Inc., 2.4%, 5/3/23	450,000	420,451
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	466,015
Cisco Systems Inc., 5.5%, 2/22/16	240,000	261,404
EMC Corp., 2.65%, 6/1/20	400,000	403,117
International Business Machines Corp., 1.875%, 8/1/22	400,000	364,668
Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	233,064
		2,148,719
Materials - 0.3%
Ball Corp., 4%, 11/15/23	100,000	92,750
Rio Tinto Finance USA PLC (E), 2.25%, 12/14/18	150,000	150,912
Westvaco Corp., 8.2%, 1/15/30	175,000	224,209
		467,871
Telecommunication Services - 0.8%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	595,170
Verizon Communications Inc., 5.15%, 9/15/23	400,000	440,935
		1,036,105
Utilities - 2.2%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	224,282
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	535,575

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Utilities - continued
Sierra Pacific Power Co., Series M, 6%, 5/15/16	$126,000	$ 139,130
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	549,731
Westar Energy Inc., 6%, 7/1/14	600,000	605,250
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	941,203
		2,995,171
Total Corporate Notes and Bonds (Cost $20,347,415)		21,576,262
LONG TERM MUNICIPAL BONDS - 0.2%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	300,000	335,760
Total Long Term Municipal Bonds (Cost $309,545)		335,760
MORTGAGE BACKED SECURITIES - 7.0%
Fannie Mae - 4.7%
4%, 4/1/15 Pool # 255719	10,075	10,680
5.5%, 4/1/16 Pool # 745444	29,549	31,383
6%, 5/1/16 Pool # 582558	5,450	5,611
5%, 12/1/17 Pool # 672243	87,290	92,654
5%, 5/1/20 Pool # 813965	106,757	114,999
4.5%, 9/1/20 Pool # 835465	127,961	136,074
6%, 5/1/21 Pool # 253847	20,973	23,516
3.5%, 8/1/26 Pool # AL0787	412,034	434,063
3%, 5/1/27 Pool # AL1715	442,501	457,039
7%, 12/1/29 Pool # 762813	11,138	12,316
7%, 11/1/31 Pool # 607515	16,103	18,236
3.5%, 12/1/31 Pool # MA0919	713,685	742,664
7%, 5/1/32 Pool # 644591	3,721	4,160
5.5%, 10/1/33 Pool # 254904	119,373	132,891
5%, 6/1/34 Pool # 255230	91,899	101,212
7%, 7/1/34 Pool # 792636	5,347	5,618
5.5%, 8/1/34 Pool # 793647	45,961	50,878
5.5%, 3/1/35 Pool # 810075	60,983	67,369
5%, 8/1/35 Pool # 829670	98,843	108,663
5%, 9/1/35 Pool # 820347	132,374	147,475
5%, 9/1/35 Pool # 835699	123,695	137,779
5%, 10/1/35 Pool # 797669	162,445	180,381
5%, 11/1/35 Pool # 844809	53,368	58,647
5%, 12/1/35 Pool # 850561	59,583	65,481
5.5%, 9/1/36 Pool # 831820	215,220	241,830
6%, 9/1/36 Pool # 831741	$154,773	$ 172,575
5.5%, 10/1/36 Pool # 896340	19,068	21,043
5.5%, 10/1/36 Pool # 901723	101,067	111,755
5.5%, 12/1/36 Pool # 903059	173,491	192,741
5.5%, 4/1/40 Pool # AD0926	423,298	468,319
3.5%, 8/1/42 Pool # AO8100	362,585	368,358
3%, 2/1/43 Pool # AB8563	281,728	274,801
3%, 2/1/43 Pool # AL3072	482,401	472,208
3%, 2/1/43 Pool # AB8486	473,804	462,155
3%, 3/1/43 Pool # AB8818	475,835	464,135

		6,389,709

Madison Funds    | April 30, 2014

Freddie Mac - 2.3%
3%, 8/1/27 Pool # J19899	419,686	432,679
8%, 6/1/30 Pool # C01005	3,133	3,595
6.5%, 1/1/32 Pool # C62333	50,247	56,550
5%, 7/1/33 Pool # A11325	297,909	330,872
6%, 10/1/34 Pool # A28439	32,455	36,152
5%, 4/1/35 Pool # A32315	37,222	41,389
5%, 4/1/35 Pool # A32316	36,209	40,255
4%, 10/1/41 Pool # Q04092	453,912	475,660
3%, 8/1/42 Pool # G08502	420,578	409,969
3%, 9/1/42 Pool # C04233	418,652	408,092
3%, 4/1/43 Pool # V80025	474,291	462,328
3%, 4/1/43 Pool # V80026	478,675	466,601
		3,164,142
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995	1,510	1,527
6.5%, 2/20/29 Pool # 2714	27,012	31,026
6.5%, 4/20/31 Pool # 3068	16,349	18,703
		51,256
Total Mortgage Backed Securities (Cost $9,521,120)		9,605,107
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.4%
U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	860,000	1,207,225
3.000%, 5/15/42	500,000	460,547
		1,667,772
U.S. Treasury Notes - 14.2%
4.250%, 8/15/14	1,575,000	1,594,319
0.500%, 10/15/14	2,500,000	2,504,882
4.250%, 11/15/14	2,000,000	2,045,000
2.500%, 3/31/15	$1,190,000	$ 1,216,078
2.500%, 4/30/15	1,500,000	1,535,800
4.250%, 8/15/15	500,000	526,309
3.125%, 1/31/17	1,750,000	1,862,108
2.375%, 7/31/17	700,000	730,516
4.250%, 11/15/17	2,100,000	2,327,226
3.125%, 5/15/19	1,000,000	1,069,375
3.375%, 11/15/19	500,000	540,938
2.625%, 11/15/20	1,250,000	1,288,965
1.750%, 5/15/22	1,600,000	1,520,125
2.500%, 8/15/23	750,000	744,141
		19,505,782
Total U.S. Government and Agency Obligations (Cost $20,997,857)		21,173,554
	Shares
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund	5,191,629	5,191,629
		5,191,629
TOTAL INVESTMENTS - 99.7% (Cost $113,312,785**)		137,227,386
NET OTHER ASSETS AND LIABILITIES - 0.3%		385,187
TOTAL NET ASSETS - 100.0%		$137,612,573

Madison Funds    | April 30, 2014

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $113,485,514.
(A)	Stepped rate security. Rate shown is as of April 30, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”

(C)	Illiquid security (See Note 2).
(D)	Floating rate or variable rate note. Rate shown is as of April 30, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(F)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
MTN	Medium Term Note
PLC	Public Limited Company.
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund)
Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 76.5%
Consumer Discretionary - 21.1%
Amazon.com Inc. * (A)	3,500	$ 1,064,455
CarMax Inc. * (A)	13,000	569,140
CBS Corp., Class B (A)	10,500	606,480
DIRECTV * (A)	18,000	1,396,800
Discovery Communications Inc., Class C *	15,000	1,051,950
Home Depot Inc./The (A)	9,800	779,198
Lululemon Athletica Inc. * (A)	13,000	597,090
Priceline Group Inc./The * (A)	350	405,213
Ross Stores Inc. (A)	11,500	782,920
Starbucks Corp. (A)	10,000	706,200
		7,959,446
Consumer Staples (A) - 5.4%
Costco Wholesale Corp.	10,500	1,214,640
CVS Caremark Corp.	11,000	799,920
		2,014,560
Energy (A) - 5.1%
Apache Corp.	9,000	781,200
Petroleo Brasileiro S.A., ADR	35,000	485,800
Schlumberger Ltd.	6,500	660,075
		1,927,075
Financials (A) - 3.5%
Morgan Stanley	25,000	773,250
State Street Corp.	8,500	548,760
		1,322,010
Health Care - 8.1%
Baxter International Inc. (A)	9,900	720,621
Celgene Corp. *	5,100	749,751
Cerner Corp. * (A)	9,000	461,700
Gilead Sciences Inc. * (A)	6,000	470,940
Varian Medical Systems Inc. * (A)	8,000	636,400
		3,039,412

Madison Funds    | April 30, 2014

Industrials - 10.7%
C.H. Robinson Worldwide Inc.	10,000	589,000
Expeditors International of Washington Inc. (A)	18,000	$ 742,320
FedEx Corp. (A)	5,500	749,375
Jacobs Engineering Group Inc. * (A)	9,000	519,300
Stericycle Inc. * (A)	5,000	582,200
United Technologies Corp. (A)	7,000	828,310
		4,010,505
Information Technology - 15.1%
Accenture PLC, Class A (A)	8,000	641,760
Altera Corp. (A)	12,000	390,240
Apple Inc. (A)	1,900	1,121,171
Broadcom Corp., Class A (A)	20,000	616,200
eBay Inc. * (A)	15,000	777,450
EMC Corp. (A)	32,000	825,600
Linear Technology Corp. (A)	7,500	333,750
Microsoft Corp. (A)	5,400	218,160
Nuance Communications Inc. * (A)	20,000	321,800
Oracle Corp.	1,300	53,144
QUALCOMM Inc.	5,000	393,550
		5,692,825
Materials - 6.3%
Freeport-McMoRan Copper & Gold Inc. (A)	15,000	515,550
Monsanto Co.	7,600	841,320
Mosaic Co./The (A)	20,000	1,000,800
		2,357,670
Telecommunication Services (A) - 1.2%
Verizon Communications Inc.	10,000	467,300
Total Common Stocks (Cost $29,265,777)		28,790,803
EXCHANGE TRADED FUNDS (A) - 5.8%
Powershares QQQ Trust Series 1	12,200	1,066,158
SPDR S&P 500 ETF Trust	6,000	1,130,580
Total Exchange Traded Funds (Cost $2,220,954)		2,196,738
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.3%
U.S. Treasury Bill (B) (C) - 5.3%
0.057%, 5/8/14	$2,000,000	$ 1,999,978
Total U.S. Government and Agency Obligations (Cost $1,999,978)		1,999,978
	Shares
SHORT-TERM INVESTMENTS (A) - 12.4%
State Street Institutional U.S. Government Money Market Fund	4,652,359	4,652,359
Total Short-Term Investments (Cost $4,652,359)		4,652,359
TOTAL INVESTMENTS - 100.0% (Cost $38,139,068**)		37,639,878
NET OTHER ASSETS AND LIABILITIES - 1.4%		545,200
TOTAL CALL & PUT OPTIONS WRITTEN - (1.4%)		(539,978)
TOTAL NET ASSETS - 100.0%		$37,645,100

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $37,374,782.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of April 30, 2014, the total amount segregated was $1,999,978.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company

Madison Funds    | April 30, 2014

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 2)
Accenture PLC, Class A	40	May 2014	$ 80.00	$ 4,800
Altera Corp.	120	June 2014	35.00	3,000
Amazon.com Inc.	20	May 2014	335.00	1,390
Amazon.com Inc.	15	May 2014	380.00	82
Apache Corp.	50	July 2014	90.00	8,850
Apple Inc.	11	May 2014	530.00	66,523
Apple Inc.	8	July 2014	585.00	18,560
Baxter International Inc.	99	August 2014	75.00	14,999
Broadcom Corp., Class A	200	May 2014	31.00	9,000
CarMax Inc.	52	June 2014	45.00	5,720
CarMax Inc.	65	July 2014	45.00	9,100
CBS Corp., Class B	14	May 2014	62.50	875
CBS Corp., Class B	60	June 2014	60.00	10,200
Cerner Corp.	47	June 2014	55.00	2,467
Costco Wholesale Corp.	50	June 2014	115.00	13,800
CVS Caremark Corp.	110	May 2014	70.00	34,100
DIRECTV	100	May 2014	77.50	20,750
DIRECTV	80	June 2014	75.00	37,000
eBay Inc.	50	May 2014	55.00	650
eBay Inc.	100	June 2014	55.00	5,750
EMC Corp.	100	May 2014	27.00	650
EMC Corp.	180	May 2014	28.00	360
Expeditors International of Washington Inc.	100	May 2014	$ 41.00	$ 11,250
Expeditors International of Washington Inc.	40	June 2014	41.00	5,400
FedEx Corp.	40	June 2014	140.00	9,260
FedEx Corp.	15	July 2014	140.00	4,725
Freeport-McMoRan Copper & Gold Inc.	150	May 2014	34.00	12,900
Gilead Sciences Inc.	60	June 2014	77.50	24,900
Home Depot Inc./The	40	May 2014	80.00	3,660
Home Depot Inc./The	58	June 2014	80.00	10,295
Jacobs Engineering Group Inc.	90	June 2014	65.00	900
Linear Technology Corp.	75	May 2014	47.00	750
Lululemon Athletica Inc.	40	June 2014	50.00	4,960
Microsoft Corp.	54	May 2014	40.00	4,266
Morgan Stanley	125	May 2014	31.00	6,313
Morgan Stanley	125	May 2014	33.00	312
Mosaic Co./The	100	June 2014	50.00	15,200
Nuance Communications Inc.	150	May 2014	18.00	1,875
Powershares QQQ Trust Series 1	122	July 2014	88.00	26,596
Priceline Group Inc./The	3	June 2014	1,300.00	4,470
Ross Stores Inc.	60	May 2014	72.50	300
Ross Stores Inc.	55	August 2014	72.50	6,050
Schlumberger Ltd.	30	May 2014	92.50	27,375
Schlumberger Ltd.	35	May 2014	95.00	23,450

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund)
Portfolio of Investments (unaudited) - continued

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 2)
SPDR S&P 500 ETF Trust	60	May 2014	$189.00	$ 8,820
Starbucks Corp.	50	May 2014	75.00	525
State Street Corp.	85	June 2014	67.50	5,908
Stericycle Inc.	25	May 2014	115.00	5,687
United Technologies Corp.	50	May 2014	115.00	18,625
United Technologies Corp.	20	May 2014	120.00	1,360
Varian Medical Systems Inc.	40	May 2014	80.00	4,600
Varian Medical Systems Inc.	40	May 2014	85.00	700
Verizon Communications Inc.	100	May 2014	47.00	3,900
Total Call Options Written (Premiums received $702,297)				$523,958

Put Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 2)
Gilead Sciences Inc.	50	May 2014	$ 70.00	$ 1,025
Petroleo Brasileiro S.A.	150	May 2014	11.00	675
Priceline Group Inc./The	3	June 2014	1,100.00	10,590
Starbucks Corp.	30	May 2014	70.00	2,970
Verizon Communications Inc.	80	May 2014	45.00	760
Total Put Options Written (Premiums received $61,989)				16,020
Total Value of Options Written (Premiums received $764,286)				$539,978

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.6%
Consumer Discretionary - 7.1%
McDonald’s Corp.	7,500	$ 760,350
Omnicom Group Inc.	2,900	196,272
Time Warner Inc.	7,800	518,388
		1,475,010
Consumer Staples - 12.3%
Coca-Cola Co./The	6,400	261,056
Diageo PLC, ADR	2,800	343,784
Nestle S.A., ADR	4,100	316,438
PepsiCo Inc.	5,200	446,628
Philip Morris International Inc.	4,700	401,521
Procter & Gamble Co./The	6,500	536,575
Wal-Mart Stores Inc.	2,800	223,188
		2,529,190
Energy - 13.5%
Chevron Corp.	6,600	828,432
ConocoPhillips	6,100	453,291
Ensco PLC, Class A	3,700	186,665
Exxon Mobil Corp.	7,200	737,352
Occidental Petroleum Corp.	3,400	325,550
Schlumberger Ltd.	2,500	253,875
		2,785,165
Financials - 16.4%

Madison Funds    | April 30, 2014

Bank of New York Mellon Corp./The	6,900	233,703
BB&T Corp.	8,800	328,504
M&T Bank Corp.	2,500	305,025
Northern Trust Corp.	4,000	$ 241,000
PartnerRe Ltd.	3,700	389,980
Travelers Cos. Inc./The	8,300	751,814
US Bancorp	13,200	538,296
Wells Fargo & Co.	11,900	590,716
		3,379,038
Health Care - 16.4%
Baxter International Inc.	5,000	363,950
Becton, Dickinson and Co.	2,000	226,060
Johnson & Johnson	7,200	729,288
Medtronic Inc.	8,700	511,734
Merck & Co. Inc.	10,200	597,312
Novartis AG, ADR	2,600	226,044
Pfizer Inc.	23,700	741,336
		3,395,724
Industrials - 13.3%
3M Co.	3,500	486,815
Boeing Co./The	2,850	367,707
Deere & Co.	2,700	252,018
General Dynamics Corp.	2,400	262,680
United Parcel Service Inc., Class B	5,550	546,675
United Technologies Corp.	5,100	603,483
Waste Management Inc.	5,100	226,695
		2,746,073
Information Technology - 14.6%
Accenture PLC, Class A	5,400	433,188
Automatic Data Processing Inc.	4,200	327,432
Intel Corp.	9,100	$ 242,879
Linear Technology Corp.	5,700	253,650
Microchip Technology Inc.	5,500	261,470
Microsoft Corp.	16,000	646,400
Oracle Corp.	6,500	265,720
QUALCOMM Inc.	7,300	574,583
		3,005,322
Materials - 1.1%
Praxair Inc.	1,800	234,990
Telecommunication Services - 1.9%
Verizon Communications Inc.	8,500	397,205
Total Common Stocks (Cost $15,275,226)		19,947,717
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund	682,405	682,405
Total Short-Term Investments ( Cost $682,405 )		682,405
TOTAL INVESTMENTS - 99.9% (Cost $15,957,631**)		20,630,122
NET OTHER ASSETS AND LIABILITIES - 0.1%		14,038
TOTAL NET ASSETS - 100.0%		$ 20,644,160

**	Aggregate cost for Federal tax purposes was $15,963,859.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.3%
Consumer Discretionary - 9.8%
Dana Holding Corp.	124,000	$ 2,625,080
DIRECTV *	129,000	10,010,400
McDonald’s Corp.	39,500	4,004,510
Time Warner Inc.	75,000	4,984,500
		21,624,490
Consumer Staples - 6.1%
CVS Caremark Corp.	58,000	4,217,760
Diageo PLC, ADR	16,500	2,025,870
Nestle S.A., ADR	33,500	2,585,530
Procter & Gamble Co./The	26,000	2,146,300
Wal-Mart Stores Inc.	32,000	2,550,720
		13,526,180
Energy - 18.2%
Baker Hughes Inc.	97,000	6,780,300
Cameron International Corp. *	87,000	5,651,520
Canadian Natural Resources Ltd.	125,000	5,096,250
Exxon Mobil Corp.	31,000	3,174,710
National Oilwell Varco Inc.	61,000	4,790,330
Occidental Petroleum Corp.	64,000	6,128,000
Peabody Energy Corp.	192,000	3,649,920
Schlumberger Ltd.	47,000	4,772,850
		40,043,880
Financials - 24.2%
American International Group Inc.	171,000	9,085,230
Arch Capital Group Ltd. *	42,000	2,407,440
Bank of New York Mellon Corp./The	109,000	3,691,830
BB&T Corp.	79,500	2,967,735
Berkshire Hathaway Inc., Class B *	49,500	$ 6,378,075
Brookfield Asset Management Inc., Class A	118,000	4,963,080
M&T Bank Corp.	18,500	2,257,185
Markel Corp. *	10,600	6,634,752
Travelers Cos. Inc./The	52,500	4,755,450
US Bancorp	98,000	3,996,440
Wells Fargo & Co.	123,500	6,130,540
		53,267,757
Health Care - 14.2%
Johnson & Johnson	47,000	4,760,630
Medtronic Inc.	76,500	4,499,730
Merck & Co. Inc.	127,500	7,466,400
Novartis AG, ADR	25,500	2,216,970
Pfizer Inc.	255,500	7,992,040
UnitedHealth Group Inc.	56,000	4,202,240
		31,138,010
Industrials - 13.4%
3M Co.	16,500	2,294,985
Boeing Co./The	25,000	3,225,500
Danaher Corp.	49,500	3,632,310
Deere & Co.	42,000	3,920,280
FedEx Corp.	39,500	5,381,875
General Dynamics Corp.	24,000	2,626,800

Madison Funds    | April 30, 2014

Rockwell Collins Inc.	55,000	4,270,750
United Technologies Corp.	34,500	4,082,385
		29,434,885
Information Technology - 9.3%
Accenture PLC, Class A	32,000	2,567,040
EMC Corp.	98,000	2,528,400
Microsoft Corp.	100,000	$ 4,040,000
Oracle Corp.	107,000	4,374,160
QUALCOMM Inc.	38,000	2,990,980
Seagate Technology PLC	74,000	3,890,920
		20,391,500
Materials - 1.2%
BHP Billiton Ltd., ADR	37,000	2,609,980
Telecommunication Service - 0.9%
Verizon Communications Inc.	43,000	2,009,390
Total Common Stocks ( Cost $163,016,452 )		214,046,072
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund	6,302,410	6,302,410
Total Short-Term Investments (Cost $6,302,410)		6,302,410
TOTAL INVESTMENTS - 100.2% (Cost $169,318,862**)		220,348,482
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(352,656)
TOTAL NET ASSETS - 100.0%		$219,995,826

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $169,617,174.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
See accompanying Notes to Financial Statements.

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 92.0%
Consumer Discretionary - 13.0%
Advance Auto Parts Inc.	36,146	$ 4,384,148
CarMax Inc. *	114,045	4,992,890
McDonald’s Corp.	75,610	7,665,342
Nordstrom Inc.	93,305	5,717,730
Omnicom Group Inc.	67,907	4,595,946
		27,356,056
Consumer Staples - 8.6%
Costco Wholesale Corp.	33,800	3,909,984
Diageo PLC, ADR	54,620	6,706,243
Nestle S.A., ADR	96,910	7,479,514
		18,095,741
Energy - 4.9%
Apache Corp.	75,717	6,572,235
Schlumberger Ltd.	37,165	3,774,106
		10,346,341
Financials - 19.4%
Berkshire Hathaway Inc., Class B *	72,101	9,290,214
Brookfield Asset Management Inc., Class A	154,015	6,477,871

Madison Funds    | April 30, 2014

M&T Bank Corp.	39,523	4,822,201
Markel Corp. *	14,221	8,901,208
Northern Trust Corp.	79,812	4,808,673
US Bancorp	157,474	6,421,790
		40,721,957
Health Care - 8.1%
Baxter International Inc.	83,330	$ 6,065,591
Johnson & Johnson	58,723	5,948,053
Varian Medical Systems Inc. *	61,295	4,876,017
		16,889,661
Industrials - 15.8%
Copart Inc. *	192,885	6,995,939
Danaher Corp.	75,815	5,563,305
Jacobs Engineering Group Inc. *	110,200	6,358,540
PACCAR Inc.	104,605	6,692,628
Rockwell Collins Inc.	46,646	3,622,062
United Parcel Service Inc., Class B	38,676	3,809,586
		33,042,060
Information Technology - 20.0%
Accenture PLC, Class A	90,340	7,247,075
eBay Inc. *	107,110	5,551,511
Google Inc., Class A *	1,676	896,459
Google Inc., Class C *	1,676	882,682
MICROS Systems Inc. *	127,965	6,590,198
Microsoft Corp.	129,093	5,215,357
Oracle Corp.	196,600	8,037,008
QUALCOMM Inc.	70,219	5,526,938
Visa Inc., Class A	9,420	1,908,586
		41,855,814
Materials - 2.2%
Monsanto Co.	42,610	$ 4,716,927
Total Common Stocks (Cost $158,126,271)		193,024,557
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional U.S. Government Money Market Fund	15,847,801	15,847,801
Total Short-Term Investments (Cost $15,847,801)		15,847,801
TOTAL INVESTMENTS - 99.6% (Cost $173,974,072**)		208,872,358
NET OTHER ASSETS AND LIABILITIES - 0.4%		759,955
TOTAL NET ASSETS - 100.0%		$209,632,313

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $174,060,187.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.4%
Consumer Discretionary - 19.5%
Amazon.com Inc. *	9,056	$ 2,754,201
CBS Corp., Class B	35,860	2,071,273

Madison Funds    | April 30, 2014

DIRECTV *	37,350	2,898,360
Discovery Communications Inc., Class C *	31,817	2,231,326
Home Depot Inc./The	46,355	3,685,686
McDonald’s Corp.	33,900	3,436,782
Nordstrom Inc.	32,345	1,982,102
Omnicom Group Inc.	30,607	2,071,482
Priceline Group Inc./The *	1,960	2,269,190
Starbucks Corp.	25,950	1,832,589
TJX Cos. Inc./The	35,500	2,065,390
Walt Disney Co./The	23,111	1,833,627
		29,132,008
Consumer Staples - 6.7%
Costco Wholesale Corp.	27,482	3,179,118
CVS Caremark Corp.	35,536	2,584,178
Nestle S.A., ADR	37,140	2,866,465
PepsiCo Inc.	16,445	1,412,461
		10,042,222
Energy - 4.7%
Apache Corp.	30,280	2,628,304
Schlumberger Ltd.	43,530	4,420,472
		7,048,776
Financials - 3.0%
Brookfield Asset Management Inc., Class A	45,428	1,910,702
T. Rowe Price Group Inc.	31,026	2,548,165
		4,458,867
Health Care - 13.4%
Allergan Inc.	16,000	2,653,440
Baxter International Inc.	33,550	2,442,104
Biogen Idec Inc. *	5,450	$ 1,564,804
Celgene Corp. *	14,459	2,125,618
Cerner Corp. *	32,920	1,688,796
Gilead Sciences Inc. *	28,775	2,258,550
Johnson & Johnson	30,800	3,119,732
UnitedHealth Group Inc.	31,576	2,369,463
Varian Medical Systems Inc. *	21,325	1,696,404
		19,918,911
Industrials - 14.7%
3M Co.	17,415	2,422,252
Boeing Co./The	23,781	3,068,225
Danaher Corp.	32,325	2,372,009
FedEx Corp.	13,585	1,850,956
Rockwell Collins Inc.	29,945	2,325,229
Roper Industries Inc.	11,149	1,549,154
United Parcel Service Inc., Class B	27,313	2,690,330
United Technologies Corp.	31,219	3,694,144
W.W. Grainger Inc.	7,840	1,994,496
		21,966,795
Information Technology - 29.7%
Communications Equipment - 3.8%
QUALCOMM Inc.	71,022	5,590,142
Computers & Peripherals - 5.6%
Apple Inc.	14,158	8,354,494

Internet Software & Services - 5.7%

Madison Funds    | April 30, 2014

eBay Inc. *	60,078	3,113,842
Google Inc., Class C *	10,280	5,414,065
		8,527,907
IT Services - 3.8%
Accenture PLC, Class A	46,982	3,768,896
Visa Inc., Class A	9,595	1,944,043
		5,712,939
Semiconductors & Semiconductor Equipment - 1.4%
Linear Technology Corp.	46,975	$ 2,090,387
Software - 9.4%
MICROS Systems Inc. *	30,786	1,585,479
Microsoft Corp.	165,885	6,701,754
Oracle Corp.	140,620	5,748,546
		14,035,779
		44,311,648
Materials - 2.1%
Monsanto Co.	28,522	3,157,385
Telecommunication Service - 1.6%
Verizon Communications Inc.	51,075	2,386,735
Total Common Stocks (Cost $103,159,963)		142,423,347
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund	6,797,768	6,797,768
Total Short-Term Investments (Cost $6,797,768)		6,797,768
TOTAL INVESTMENTS - 100.0% (Cost $109,957,731**)		149,221,115
NET OTHER ASSETS AND LIABILITIES - 0.0%		56,571
TOTAL NET ASSETS - 100.0%		$149,277,686

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $110,022,660.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
See accompanying Notes to Financial Statements.

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 92.1%
Consumer Discretionary - 23.5%
Advance Auto Parts Inc.	82,194	$ 9,969,310
Bed Bath & Beyond Inc. *	93,491	5,808,596
CarMax Inc. *	183,150	8,018,307
DIRECTV *	111,340	8,639,984
Discovery Communications Inc., Class C *	103,209	7,238,047
Liberty Global PLC *	219,480	8,434,616
Omnicom Group Inc.	117,020	7,919,914
Ross Stores Inc.	130,372	8,875,726
Sally Beauty Holdings Inc. *	259,348	7,108,729
		72,013,229
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	38,344	3,440,224
Energy - 5.8%
Cameron International Corp. *	88,480	5,747,661
Ensco PLC, Class A	90,710	4,576,320
World Fuel Services Corp.	160,934	7,328,934

Madison Funds    | April 30, 2014

		17,652,915
Financials - 22.9%
Arch Capital Group Ltd. *	139,312	7,985,364
Brookfield Asset Management Inc., Class A	295,835	12,442,820
Brown & Brown Inc.	285,038	$ 8,488,432
Glacier Bancorp Inc.	191,243	4,907,295
M&T Bank Corp.	59,312	7,236,657
Markel Corp. *	27,517	17,223,441
WR Berkley Corp.	265,256	11,734,925
		70,018,934
Health Care - 13.4%
DaVita HealthCare Partners Inc. *	128,172	8,882,320
DENTSPLY International Inc.	220,633	9,846,851
Laboratory Corp. of America Holdings *	88,057	8,691,226
Perrigo Co. PLC	55,191	7,994,968
Techne Corp.	63,417	5,663,772
		41,079,137
Industrials - 17.2%
Copart Inc. *	312,458	11,332,852
Expeditors International of Washington Inc.	192,460	7,937,050
Fastenal Co.	143,805	7,201,754
Jacobs Engineering Group Inc. *	87,687	5,059,540
TransDigm Group Inc.	48,113	8,557,859
Wabtec Corp.	87,161	6,497,853
Wesco Aircraft Holdings Inc. *	291,519	5,906,175
		52,493,083
Information Technology - 4.7%
Amphenol Corp., Class A	70,324	$ 6,705,393
MICROS Systems Inc. *	150,135	7,731,953
		14,437,346
Materials - 3.5%
Crown Holdings Inc. *	225,638	10,643,344
Total Common Stocks (Cost $198,172,622)		281,778,212
SHORT-TERM INVESTMENTS - 8.4%
State Street Institutional U.S. Government Money Market Fund	25,689,956	25,689,956
Total Short-Term Investments (Cost $25,689,956)		25,689,956
TOTAL INVESTMENTS - 100.5% (Cost $223,862,578**)		307,468,168
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(1,650,463)
TOTAL NET ASSETS - 100.0%		$305,817,705

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $223,940,689.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.0%
Consumer Discretionary - 11.7%
Ascena Retail Group Inc. *	54,820	$ 942,904
Cato Corp./The, Class A	38,339	1,092,278

Madison Funds    | April 30, 2014

Choice Hotels International Inc.	3,160	139,609
Fred’s Inc., Class A	49,310	898,428
Helen of Troy Ltd. *	24,340	1,526,118
Matthews International Corp., Class A	21,500	867,525
Stage Stores Inc.	37,370	716,757
		6,183,619
Consumer Staples - 3.2%
Casey’s General Stores Inc.	10,800	741,528
Cranswick PLC	22,043	445,492
Post Holdings Inc. *	9,610	502,219
		1,689,239
Energy - 5.7%
Diamondback Energy Inc. *	11,400	820,116
Era Group Inc. *	20,180	576,139
Scorpio Tankers Inc.	104,600	942,446
SEACOR Holdings Inc. *	8,070	672,957
		3,011,658
Financials - 21.1%
AMERISAFE Inc.	11,490	490,049
Assured Guaranty Ltd.	17,390	415,795
Campus Crest Communities Inc., REIT	47,800	411,558
DiamondRock Hospitality Co., REIT	43,784	537,230
Education Realty Trust Inc., REIT	51,800	528,360
First Busey Corp.	40,973	225,352
First Midwest Bancorp Inc.	53,830	881,197
First Niagara Financial Group Inc.	54,210	483,553
Flushing Financial Corp.	27,560	529,703
Hancock Holding Co.	14,570	491,446
International Bancshares Corp.	39,830	914,497
MB Financial Inc.	23,150	621,346
Northwest Bancshares Inc.	61,270	814,278
Platinum Underwriters Holdings Ltd.	8,820	553,102
Primerica Inc.	21,080	967,361
Solar Capital Ltd.	22,310	488,589
Summit Hotel Properties Inc., REIT	49,440	447,926
Webster Financial Corp.	36,000	$ 1,085,040
Westamerica Bancorporation	4,490	228,182
		11,114,564
Health Care - 12.1%
Allscripts Healthcare Solutions Inc. *	35,390	538,636
Amsurg Corp. *	25,640	1,110,468
Charles River Laboratories International Inc. *	20,780	1,116,302
Corvel Corp. *	6,900	314,226
Haemonetics Corp. *	11,370	345,193
ICON PLC *	15,400	597,058
ICU Medical Inc. *	16,520	921,486
MedAssets Inc. *	18,000	410,940
Phibro Animal Health Corp., Class A *	19,800	349,668
STERIS Corp.	13,680	657,324
		6,361,301
Industrials - 18.2%
ACCO Brands Corp. *	90,660	555,746
Albany International Corp., Class A	26,880	967,142
Atlas Air Worldwide Holdings Inc. *	8,500	297,415

Madison Funds    | April 30, 2014

Cubic Corp.	15,320	726,627
ESCO Technologies Inc.	19,950	666,729
FTI Consulting Inc. *	6,600	226,380
G&K Services Inc., Class A	19,950	1,056,153
GATX Corp.	17,700	1,161,651
Luxfer Holdings PLC, ADR	20,100	396,975
Mueller Industries Inc.	44,920	1,299,985
SP Plus Corp. *	35,600	869,352
United Stationers Inc.	26,360	989,291
UTi Worldwide Inc.	40,600	397,474
		9,610,920
Information Technology - 13.1%
Belden Inc.	27,872	2,057,232
Coherent Inc. *	8,260	493,205
Diebold Inc.	22,860	859,764
Forrester Research Inc.	20,870	739,424
MAXIMUS Inc.	9,490	403,989
Micrel Inc.	37,705	375,542
MTS Systems Corp.	5,990	386,175
ScanSource Inc. *	18,890	$ 725,565
Verint Systems Inc. *	9,280	406,186
Zebra Technologies Corp., Class A *	6,340	440,250
		6,887,332
Materials - 7.3%
Deltic Timber Corp.	10,750	653,062
Greif Inc., Class A	10,980	595,006
Innospec Inc.	14,850	639,441
Koppers Holdings Inc.	13,940	595,238
Sensient Technologies Corp.	12,140	656,167
Zep Inc.	39,230	678,287
		3,817,201
Utilities - 3.6%
Laclede Group Inc./The	9,090	430,957
New Jersey Resources Corp.	7,390	367,505
UNS Energy Corp.	10,800	648,648
WGL Holdings Inc.	11,650	463,553
		1,910,663
Total Common Stocks (Cost $41,416,586)		50,586,497
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund	2,079,920	2,079,920
Total Short-Term Investments (Cost $2,079,920)		2,079,920
TOTAL INVESTMENTS - 99.9% (Cost $43,496,506**)		52,666,417
NET OTHER ASSETS AND LIABILITIES - 0.1%		45,839
TOTAL NET ASSETS - 100.0%		$ 52,712,256

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $43,661,656.
ADR	American Depositary Receipt
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.9%
Australia - 2.6%
BHP Billiton Ltd., ADR	14,686	$ 1,035,950
Brazil - 3.6%
Estacio Participacoes S.A.	54,255	581,056
Petroleo Brasileiro S.A., ADR	63,524	881,713
		1,462,769
France - 16.8%
AXA S.A., ADR	29,737	746,399
LVMH Moet Hennessy Louis Vuitton S.A.	5,270	1,036,381
Sanofi, ADR	21,170	1,138,946
Schneider Electric S.A., ADR	72,510	1,358,837
Technip S.A.	10,940	1,230,904
Total S.A., ADR	17,901	1,275,267
		6,786,734
Germany - 5.0%
Allianz SE, ADR	48,334	843,428
SAP AG, ADR	14,734	1,193,307
		2,036,735
Ireland - 2.0%
CRH PLC, ADR	27,891	816,648
Israel - 1.9%
Teva Pharmaceutical Industries Ltd., ADR	15,579	761,190
Japan - 10.2%
Canon Inc., ADR	25,725	804,678
Makita Corp.	15,065	798,673
Mitsubishi UFJ Financial Group Inc., ADR	149,301	798,760
Secom Co. Ltd., ADR*	59,260	850,381
Seven & I Holdings Co. Ltd.	21,525	848,704
		4,101,196
Netherlands - 5.0%
Akzo Nobel N.V., ADR	28,856	$ 737,848
Royal Dutch Shell PLC, ADR	16,082	1,266,297
		2,004,145
Singapore - 2.1%
DBS Group Holdings Ltd.	62,665	846,730
South Korea - 2.1%
Samsung Electronics Co. Ltd.	651	846,117
Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, ADR	68,706	823,785
Switzerland - 19.0%
ABB Ltd., ADR*	30,720	734,822
Credit Suisse Group AG, ADR*	28,498	902,532
Givaudan S.A., ADR	25,761	810,956
Nestle S.A., ADR	15,697	1,211,495
Novartis AG, ADR	18,826	1,636,732
Roche Holding AG, ADR	31,040	1,137,616
Syngenta AG, ADR	16,032	1,259,314
		7,693,467
United Kingdom - 25.6%
Compass Group PLC, ADR	55,915	892,403
Diageo PLC, ADR	12,699	1,559,183

Madison Funds    | April 30, 2014

GlaxoSmithKline PLC, ADR	21,896	1,212,382
HSBC Holdings PLC, ADR	15,673	804,338
Imperial Tobacco Group PLC, ADR	11,904	1,037,910
Reed Elsevier PLC, ADR	15,880	939,143
Standard Chartered PLC	38,228	827,133
Tesco PLC, ADR	67,101	993,095
Unilever PLC, ADR	19,062	852,834
WPP PLC, ADR	11,241	$ 1,213,241
		10,331,662
Total Common Stocks (Cost $33,561,555)		39,547,128
SHORT-TERM INVESTMENTS - 1.6%
United States - 1.6%
State Street Institutional U.S. Government Money Market Fund	632,675	632,675
Total Short-Term Investments (Cost $632,675)		632,675
TOTAL INVESTMENTS - 99.5% (Cost $34,194,230**)		40,179,803
NET OTHER ASSETS AND LIABILITIES - 0.5%		192,676
TOTAL NET ASSETS - 100.0%		$ 40,372,479

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $34,207,767.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Consumer Discretionary	6.7%	Materials	11.9%
Consumer Staples	15.8%	Money Market Funds	5.9%
Energy	9.8%	Telecommunication Services	5.7%
Financials	11.4%
Health Care	16.2%	Net Other Assets and Liabilities	0.4%
Industrials	7.3%
Information Technology	8.9%

See accompanying Notes to Financial Statements.

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.7%
Australia - 0.8%
Ansell Ltd.	31,539	$ 530,032
Austria - 0.9%
UNIQA Insurance Group AG	48,078	613,649
Belgium - 2.6%
Anheuser-Busch InBev N.V.	15,777	1,716,911
Bermuda - 1.1%
Signet Jewelers Ltd.	7,666	764,171
Brazil - 1.3%
Estacio Participacoes S.A.	81,200	869,629
Canada - 2.5%
MacDonald Dettwiler & Associates Ltd.	9,700	752,247
Rogers Communications Inc.	23,200	921,396
		1,673,643

Madison Funds    | April 30, 2014

China - 1.0%
Anhui Conch Cement Co. Ltd.	184,500	682,985
Denmark - 0.9%
Carlsberg AS	6,101	609,533
Finland - 1.9%
Sampo	25,498	1,266,058
France - 8.3%
BNP Paribas S.A.	24,184	$ 1,815,480
Cap Gemini S.A.	11,978	846,006
Sanofi	17,492	1,893,351
Valeo S.A.	7,691	1,053,566
		5,608,403
Germany - 3.8%
Bayer AG	13,714	1,902,611
Bayerische Motoren Werke AG	5,279	660,462
		2,563,073
Greece - 0.9%
Piraeus Bank S.A.*	247,757	584,334
Ireland - 2.2%
James Hardie Industries PLC	63,745	812,486
Ryanair Holdings PLC, ADR*	12,700	679,196
		1,491,682
Israel - 1.3%
Teva Pharmaceutical Industries Ltd., ADR	17,300	845,278
Italy - 3.0%
Atlantia SpA	40,391	1,050,683
Eni SpA	38,547	1,000,576
		2,051,259
Japan - 17.3%
AEON Financial Service Co. Ltd.	17,800	$ 447,633
Asahi Group Holdings Ltd.	28,700	791,085
Asics Corp.	35,790	696,301
Daikin Industries Ltd.	17,000	981,239
Daiwa House Industry Co. Ltd.	48,000	808,960
Don Quijote Holdings Co. Ltd.	20,600	1,084,051
Japan Display Inc.*	69,800	430,127
Japan Tobacco Inc.	38,300	1,257,249
KDDI Corp.	20,500	1,091,221
LIXIL Group Corp.	25,200	666,265
Makita Corp.	10,300	546,056
Seven & I Holdings Co. Ltd.	26,300	1,036,977
Sumitomo Mitsui Financial Group Inc.	37,100	1,463,533
United Arrows Ltd.	9,100	351,592
		11,652,289
Luxembourg - 1.3%
RTL Group S.A.	7,573	842,698
Netherlands - 1.5%
Airbus Group N.V.	14,917	1,024,200
Norway - 0.7%
Petroleum Geo-Services ASA	39,377	474,633

Madison Funds    | April 30, 2014

Philippines - 1.9%
Alliance Global Group Inc.	1,865,100	1,303,227

See accompanying Notes to Financial Statements.

Madison Funds    | April 30, 2014

Madison International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)
COMMON STOCKS - continued
South Korea - 1.1%
Samsung Electronics Co. Ltd., GDR	1,180	$ 760,510
Spain - 4.0%
International Consolidated Airlines Group S.A.*	163,880	1,118,124
Mediaset Espana Comunicacion S.A.*	55,739	617,089
Red Electrica Corp. S.A.	11,555	950,307
		2,685,520
Sweden - 2.8%
Assa Abloy AB	17,748	939,507
Swedbank AB	35,837	951,839
		1,891,346
Switzerland - 9.7%
GAM Holding AG*	46,892	852,485
Glencore Xstrata PLC	205,586	1,105,549
Informa PLC	115,767	942,708
Novartis AG	31,304	2,713,891
Swatch Group AG/The	1,413	906,304
		6,520,937
Thailand - 0.6%
Krung Thai Bank PCL	745,200	416,815
Turkey - 0.5%
KOC Holding AS	70,144	313,257
United Kingdom - 21.8%
BG Group PLC	28,680	$ 580,111
British American Tobacco PLC	26,203	1,511,719
Direct Line Insurance Group PLC	231,179	976,977
Ladbrokes PLC	172,307	445,985
Lloyds Banking Group PLC*	1,208,657	1,537,868
Prudential PLC	79,402	1,821,236
Reed Elsevier PLC	73,666	1,084,573
Rexam PLC	171,181	1,433,548
Rolls-Royce Holdings PLC*	71,714	1,271,360
Royal Dutch Shell PLC	52,250	2,070,497
Taylor Wimpey PLC	412,729	732,391
Unilever PLC	26,635	1,189,020
		14,655,285
Total Common Stocks (Cost $49,314,016)		64,411,357
PREFERRED STOCKS - 1.8%
Germany - 1.8%
Volkswagen AG	4,485	1,207,741
United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	8,738,676	14,754
Total Preferred Stocks (Cost $1,207,759)		1,222,495
	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 1.5%
United States - 1.5%
State Street Institutional U.S. Government Money Market Fund	1,006,050	$ 1,006,050
Total Short-Term Investments (Cost $1,006,050)		1,006,050

Madison Funds    | April 30, 2014

TOTAL INVESTMENTS - 99.0% (Cost $51,527,825**)	66,639,902
NET OTHER ASSETS AND LIABILITIES - 1.0%	669,551
TOTAL NET ASSETS - 100.0%	$ 67,309,453

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $51,830,736.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/14
Consumer Discretionary	15.8%	Materials	6.5%
Consumer Staples	13.5%	Money Market Funds	2.0%
Energy	6.6%	Telecommunication Services	2.9%
Financials	22.0%
Health Care	13.6%	Utilities	1.5%
Industrials	10.2%	Net Other Assets and Liabilities	–
Information Technology	5.4%

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Cash Reserves Fund	Tax-Free Virginia Fund	Tax-Free National Fund	Government Bond Fund	High Quality Bond Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 35,332,262	$ 72,017,503	$ 28,075,052	$ 22,043,438	$ 22,256,487	$ 26,572,939	$ 4,021,434	$120,922,436
Affiliated issuers[1]	32,364,011	60,059,356	22,739,792	–	–	–	–	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	1,392,829	3,858,750	2,225,812	–	660,923	1,186,402	62,267	1,012,699
Affiliated issuers[1]	3,441,269	13,664,831	6,831,235	–	–	–	–	–
Total investments at value	72,530,371	149,600,440	59,871,891	22,043,438	22,917,410	27,759,341	4,083,701	121,935,135
Cash	–	–	–	–	35,454	94,481	–	–
Foreign currency (cost of $46,097)(Note 2)	–	–	–	–	–	–	–	–
Receivables:
Investments sold	723,454	2,452,374	316,505	–	–	–	–	1,562,532
Fund shares sold	11,783	85,025	47,348	1,827	50	–	306	658,879
Dividends and interest	68,878	80,781	14,720	75,527	292,489	372,025	18,167	944,174
Due from Adviser	–	–	–	9,122	–	–	335	–
Other assets	–	–	–	–	–	–	–	–
Total assets	73,334,486	152,218,620	60,250,464	22,129,914	23,245,403	28,225,847	4,102,509	125,100,720
Liabilities:
Bank Overdrafts	–	–	–	–	–	–	–	71,499
Payables:
Investments purchased	275,000	2,243,755	150,000	–	–	–	–	–
Fund shares repurchased	154,613	46,540	48,297	22,630	568	3,446	7,108	63,609
Advisory agreement fees	12,015	24,462	9,854	7,332	9,513	11,575	1,341	30,889
Service agreement fees	15,020	30,577	12,318	3,057	6,659	8,102	838	19,563
Distribution fees - Class B	7,141	20,619	8,020	341	–	–	–	–
Distribution fees - Class C	11,003	4,821	1,504	–	–	–	–	–
Shareholder servicing fees	15,013	30,566	12,314	–	–	–	–	–
Dividends	–	–	–	–	2,331	16,692	77	–
Options written, at value (premium received $764,286) (Note 6)	–	–	–	–	–	–	–	–
Total liabilities	489,805	2,401,340	242,307	33,360	19,071	39,815	9,364	185,560
Net Assets	$ 72,844,681	$149,817,280	$ 60,008,157	$ 22,096,554	$ 23,226,332	$ 28,186,032	$ 4,093,145	$124,915,160
Net Assets consist of:
Paid-in capital	$ 67,422,067	$131,879,843	$ 49,480,883	$ 22,096,576	$ 22,510,465	$ 27,024,548	$ 4,028,684	$123,857,938
Accumulated undistributed net investment income (loss)	98,405	158,884	176,450	–	2,729	3,329	(434)	2,837
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	490,111	254,972	1,293,777	(22)	52,215	(28,247)	2,628	41,686
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related transactions	4,834,098	17,523,581	9,057,047	–	660,923	1,186,402	62,267	1,012,699
Net Assets	$ 72,844,681	$149,817,280	$ 60,008,157	$ 22,096,554	$ 23,226,332	$ 28,186,032	$ 4,093,145	$124,915,160
Class A Shares:
Net Assets	$ 43,284,151	$108,361,816	$ 44,480,512	$ 21,560,038
Shares of beneficial interest outstanding	3,962,837	9,129,374	3,607,679	21,560,050
Net Asset Value and redemption price per share	$ 10.92	$ 11.87	$ 12.33	$ 1.00
Sales charge of offering price[2]	0.67	0.72	0.75	–

Madison Funds | April 30, 2014

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

Maximum offering price per share	$ 11.59	$ 12.59	$ 13.08	$ 1.00
Class B Shares:
Net Assets	$ 11,646,619	$ 33,496,738	$ 13,077,948	$ 536,516
Shares of beneficial interest outstanding	1,062,508	2,828,288	1,073,402	536,504
Net Asset Value and redemption price per share[3]	$ 10.96	$ 11.84	$ 12.18	$ 1.00
Class C Shares:
Net Assets	$ 17,913,911	$ 7,958,726	$ 2,449,697
Shares of beneficial interest outstanding	1,633,368	671,604	200,953
Net Asset Value and redemption price per share[3]	$ 10.97	$ 11.85	$ 12.19
Class Y Shares:
Net Assets					$ 23,226,332	$ 28,186,032	$ 4,093,145	$124,915,160
Shares of beneficial interest outstanding					2,011,894	2,591,443	386,986	11,346,894
Net Asset Value and redemption price per share[3]					$ 11.54	$ 10.88	$ 10.58	$ 11.01
Class R6 Shares:
Net Assets
Shares of beneficial interest outstanding
Net Asset Value and redemption price per share[3]

[1] See Note 11 for information on affiliated issuers.
[2] Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds.

3 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
[4] Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

Core Bond Fund	Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund[4]	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	NorthRoad International Fund	International Stock Fund

$181,201,168	$ 24,877,386	$ 40,615,592	$113,312,785	$ 38,139,068	$ 15,957,631	$169,318,862	$173,974,072	$109,957,731	$223,862,578	$ 43,496,506	$ 34,194,230	$ 51,527,825
–	–	–	–	–	–	–	–	–	–	–	–	–

6,409,362	489,571	2,039,211	23,914,601	(499,190)	4,672,491	51,029,620	34,898,286	39,263,384	83,605,590	9,169,911	5,985,573	15,112,077
–	–	–	–	–	–	–	–	–	–	–	–	–
187,610,530	25,366,957	42,654,803	137,227,386	37,639,878	20,630,122	220,348,482	208,872,358	149,221,115	307,468,168	52,666,417	40,179,803	66,639,902
–	–	–	–	–	–	–	–	–	–	–	17,238	–
–	–	–	–	–	–	–	–	–	–	–	–	46,226

1,019,654	–	727,221	–	–	–	365,233	2,966,336	–	–	–	–	272,936
1,129,883	11	4,498	183,411	560,132	5,055	19,521	82,287	30,996	166,718	256,069	644	7,535
1,602,473	218,252	743,989	646,289	42,251	22,826	174,033	252,274	146,574	35,951	88,339	162,604	411,959
–	–	–	–	–	2,499	–	25,592	–	–	–	–	–
–	–	–	8,574	–	1,986	16,227	46,943	17,990	–	–	47,574	100,381
191,362,540	25,585,220	44,130,511	138,065,660	38,242,261	20,662,488	220,923,496	212,245,790	149,416,675	307,670,837	53,010,825	40,407,863	67,478,939

–	–	–	–	–	–	–	–	–	–	–	–	–

2,302,372	204,977	850,000	275,636	–	–	693,649	2,358,914	–	1,313,490	91,839	–	14,991
55,550	216	32,425	34,014	22,593	–	54,917	80,031	4,604	234,665	150,000	204	72,612
76,575	7,741	19,920	72,713	25,680	12,496	96,983	115,526	93,102	189,524	44,226	26,196	57,912
22,971	4,838	7,244	22,373	4,519	5,832	63,480	58,835	24,827	99,608	11,056	8,984	16,546
2,364	–	1,398	8,852	1,932	–	3,140	–	2,965	2,880	346	–	1,524
–	–	–	5,787	–	–	–	–	–	–	–	–	–
8,165	–	6,774	31,411	2,459	–	15,501	171	13,491	12,965	1,102	–	5,901
213,332	39,580	64,762	2,301	–	–	–	–	–	–	–	–	–
–	–	–	–	539,978	–	–	–	–	–	–	–	–
2,681,329	257,352	982,523	453,087	597,161	18,328	927,670	2,613,477	138,989	1,853,132	298,569	35,384	169,486
$188,681,211	$ 25,327,868	$ 43,147,988	$137,612,573	$ 37,645,100	$ 20,644,160	$219,995,826	$209,632,313	$149,277,686	$305,817,705	$ 52,712,256	$ 40,372,479	$ 67,309,453

$181,223,917	$ 24,841,174	$ 40,368,466	$118,048,917	$ 36,793,849	$ 15,539,628	$161,740,881	$162,208,606	$104,763,667	$202,104,975	$ 43,069,868	$ 33,002,908	$ 61,982,202
(53,163)	2,358	9,752	(7,026)	(738,807)	3,238	569,968	458,390	293,701	(1,763,375)	104,867	346,323	273,575
1,101,095	(5,235)	730,559	(4,343,919)	1,864,940	428,803	6,655,357	12,067,031	4,956,934	21,870,515	367,610	1,037,653	(10,064,354)
6,409,362	489,571	2,039,211	23,914,601	(274,882)	4,672,491	51,029,620	34,898,286	39,263,384	83,605,590	9,169,911	5,985,595	15,118,030
$188,681,211	$ 25,327,868	$ 43,147,988	$137,612,573	$ 37,645,100	$ 20,644,160	$219,995,826	$209,632,313	$149,277,686	$305,817,705	$ 52,712,256	$ 40,372,479	$ 67,309,453

$ 35,755,158		$ 30,625,839	$113,485,803	$ 9,041,206		$ 70,951,102	$ 830,062	$ 61,354,671	$ 58,256,022	$ 4,699,908		$ 26,475,122
3,513,791		4,441,393	7,860,716	907,851		3,870,151	35,229	2,848,834	6,367,287	326,456		1,954,174
$ 10.18		$ 6.90	$ 14.44	$ 9.96		$ 18.33	$ 23.56	$ 21.54	$ 9.15	$ 14.40		$ 13.55
0.48		0.33	0.88	0.61		1.12	1.44	1.31	0.56	0.88		0.83
$ 10.66		$ 7.23	$ 15.32	$ 10.57		$ 19.45	$ 25.00	$ 22.85	$ 9.71	$ 15.28		$ 14.38

$ 3,743,331		$ 2,291,813	$ 14,474,834			$ 5,081,318		$ 4,778,220	$ 4,573,516	$ 546,148		$ 2,443,725

Madison Funds | April 30, 2014

Statements of Assets and Liabilities as of April 30, 2014 (unaudited)

367,771		325,098	996,755			281,057		247,542	560,709	39,427		184,001
$ 10.18		$ 7.05	$ 14.52			$ 18.08		$ 19.30	$ 8.16	$ 13.85		$ 13.28

			$ 9,651,936	$ 3,289,368
			664,907	335,012
			$ 14.52	$ 9.82

$149,172,499	$ 25,327,868	$ 10,230,336		$ 25,192,325	$ 20,644,160	$143,963,406	$203,788,034	$ 83,144,795	$238,260,774	$ 47,466,200	$ 31,101,371	$ 38,390,606
14,698,469	2,215,377	1,499,095		2,506,043	907,583	7,853,324	8,639,901	3,830,570	25,491,407	3,290,199	2,517,321	2,832,350
$ 10.15	$ 11.43	$ 6.82		$ 10.05	$ 22.75	$ 18.33	$ 23.59	$ 21.71	$ 9.35	$ 14.43	$ 12.35	$ 13.55

$ 10,223				$ 122,201			$ 5,014,217		$ 4,727,393		$ 9,271,108
1,006				12,136			212,226		503,721		747,584
$ 10.16				$ 10.07			$ 23.63		$ 9.38		$ 12.40

See accompanying Notes to Financial Statements.

Statements of Operations for the Six-Months Ended April 30, 2014 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Cash Reserves Fund	Tax-Free Virginia Fund	Tax-Free National Fund	Government Bond Fund	High Quality Bond Fund
Investment Income:
Interest	$ 1	$ 1	$ –	$ 9,593	$ 408,913	$ 499,789	$ 32,571	$ 984,332
Dividends
Unaffiliated issuers	502,386	1,004,026	385,476	–	–	–	–	–
Affiliated issuers[1]	350,203	672,836	207,185	–	–	–	–	–
Less: Foreign taxes withheld	–	–	–	–	–	–	–	–
Total investment income	852,590	1,676,863	592,661	9,593	408,913	499,789	32,571	984,332
Expenses:
Advisory agreement fees	71,609	145,904	57,817	47,083	57,378	68,895	8,252	193,926
Service agreement fees[2]	89,511	182,380	72,272	17,656	40,165	48,226	5,157	122,819
Distribution fees - Class B	42,801	123,842	47,250	2,119	–	–	–	–
Distribution fees - Class C	65,054	28,244	8,522	–	–	–	–	–
Shareholder servicing fees - Class A	53,546	131,664	53,677	–	–	–	–	–
Shareholder servicing fees - Class B	14,267	41,281	15,750	–	–	–	–	–
Shareholder servicing fees - Class C	21,685	9,415	2,841	–	–	–	–	–
Other Expenses	79	246	–	–	–	–	5	187
Total expenses before reimbursement/waiver	358,552	662,976	258,129	66,858	97,543	117,121	13,414	316,932
Less reimbursement/waiver[3]	–	–	–	(57,265)	–	–	(2,063)	–
Total expenses net of reimbursement/waiver	358,552	662,976	258,129	9,593	97,543	117,121	11,351	316,932
Net Investment Income	494,038	1,013,887	334,532	–	311,370	382,668	21,220	667,400
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	117,757	2,811,393	1,400,745	–	52,223	(21,316)	2,631	41,761
Affiliated issuers[1]	1,001,980	3,233,343	1,141,692	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	70,270	98,724	34,588	–	–	–	–	–
Affiliated issuers[1]	373,186	1,501,506	740,278	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	572,396	(760,873)	(291,750)	–	328,650	520,442	(15,010)	(253,494)
Affiliated issuers[1]	(303,967)	(1,593,294)	(293,493)	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	1,831,622	5,290,799	2,732,060	–	380,873	499,126	(12,379)	(211,733)
Net Increase in Net Assets from Operations	$ 2,325,660	$ 6,304,686	$ 3,066,592	$ –	$ 692,243	$ 881,794	$ 8,841	$ 455,667

[1] See Note 11 for information on affiliated issuers.
[2] See Note 3 for information on service agreement fees.
[3] See Note 3 for more information on these waivers.
[4] Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.

See accompanying Notes to Financial Statements.

Statements of Operations for the Six-Months Ended April 30, 2014 (unaudited)

Core Bond Fund	Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund[4]	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	NorthRoad International Fund	International Stock Fund

$ 2,664,760	$293,779	$ 1,433,890	$ 795,551	$ 405	$ –	$ 4	$ 4	$ 5	$ 11	$ 1	$ 3	$ 1

–	–	–	1,031,561	217,382	261,648	2,009,090	1,580,630	1,152,527	994,194	447,650	610,408	815,290
–	–	–	–	–	–	–	–	–	–	_	–	–
–	–	–	(10,763)	(982)	(2,562)	(27,808)	(39,242)	(14,856)	(9,377)	–	(45,956)	(73,513)
2,664,760	293,779	1,433,890	1,816,349	216,805	259,086	1,981,286	1,541,392	1,137,676	984,828	447,651	564,455	741,778

424,781	40,744	127,468	423,261	157,400	72,731	562,975	696,664	587,124	1,181,998	265,655	145,439	337,001
127,429	25,465	46,352	130,234	27,700	33,941	368,493	353,237	156,566	620,660	66,414	55,153	96,286
15,218	–	8,638	53,246	10,153	–	19,235	–	18,731	19,114	1,911	–	10,037
–	–	–	30,110	–	–	–	–	–	–	–	–	–
46,247	–	36,630	134,936	10,207	–	85,026	790	75,318	72,066	5,850	–	31,596
5,067	–	2,879	17,732	3,384	–	6,402	–	6,235	6,371	637	–	3,345
–	–	–	10,036	–	–	–	–	–	–	–	–	–
31	–	29	–	–	–	–	–	–	147	–	1,684	119
618,773	66,209	221,996	799,555	208,844	106,672	1,042,131	1,050,691	843,974	1,900,356	340,467	202,276	478,384
–	–	–	–	–	(14,546)	–	(154,092)	–	–	–	–	–
618,773	66,209	221,996	799,555	208,844	92,126	1,042,131	896,599	843,974	1,900,356	340,467	202,276	478,384
2,045,987	227,570	1,211,894	1,016,794	7,961	166,960	939,155	644,793	293,702	(915,528)	107,184	362,179	263,394

–	–	–	–	1,025,533	–	–	–	–	–	–	–	–
1,101,173	19,812	730,564	1,860,428	842,746	439,535	13,292,432	12,130,668	5,312,164	25,771,100	2,497,649	1,048,758	2,349,018
–	–	–	–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–	–	–	–

–	–	–	–	322,485	–	–	–	–	–	–	–	–
(721,511)	283,386	(69,584)	3,239,109	(337,073)	787,275	2,577,733	3,263,060	3,531,747	(13,415,709)	(2,190,003)	433,552	(209,387)
–	–	–	–	–	–	–	–	–	–	–	–	–
379,662	303,198	660,980	5,099,537	1,853,691	1,226,810	15,870,165	15,393,728	8,843,911	12,355,391	307,646	1,482,310	2,139,631
$ 2,425,649	$ 530,768	$ 1,872,874	$ 6,116,331	$ 1,861,652	$ 1,393,770	$ 16,809,320	$ 16,038,521	$ 9,137,613	$ 11,439,863	$ 414,830	$ 1,844,489	$ 2,403,025

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
Net Assets at beginning of period	$ 70,709,344	$ 62,239,358	$145,265,676	$128,028,167	$ 56,007,317	$ 45,166,984	$ 25,076,196	$ 12,479,952
Increase (decrease) in net assets from operations:
Net investment income	494,038	1,197,952	1,013,887	1,839,053	334,532	422,168	–	–
Net realized gain	1,563,193	2,531,257	7,644,966	7,825,823	3,317,303	3,910,706	–	–
Net change in unrealized appreciation (depreciation)	268,429	468,202	(2,354,167)	7,666,155	(585,243)	4,563,316	–	–
Net increase in net assets from operations	2,325,660	4,197,411	6,304,686	17,331,031	3,066,592	8,896,190	–	–
Distributions to shareholders from:
Net investment income
Class A	(303,083)	(1,804,108)	(1,325,211)	(2,245,442)	(146,018)	(695,513)	–	–
Class B	(36,355)	(328,654)	(167,155)	(508,352)	–	(148,698)	–	–
Class C	(56,195)	(416,739)	(37,587)	(87,019)	–	(15,230)	–	–
Net investment income
Class A	(170,950)	–	–	–	–	–	–	–
Class B	(45,469)	–	–	–	–	–	–	–
Class C	(68,404)	–	–	–	–	–	–	–
Total distributions	(680,456)	(2,549,501)	(1,529,953)	(2,840,813)	(146,018)	(859,441)	–	–
Capital Stock transactions:
Class A Shares
Shares sold	3,332,091	7,155,245	5,298,032	13,383,799	2,817,847	6,370,604	1,748,654	22,752,208
Issued to shareholders in reinvestment of distributions	470,597	1,788,336	1,315,263	2,228,327	145,466	693,978	–	–
Shares redeemed	(3,850,223)	(9,477,739)	(6,438,713)	(14,235,720)	(2,182,711)	(4,761,139)	(4,740,779)	(9,853,826)
Net increase (decrease) from capital stock transactions	(47,535)	(534,158)	174,582	1,376,406	780,602	2,303,443	(2,992,125)	12,898,382
Class B Shares
Shares sold	658,292	2,998,726	1,757,445	4,490,173	779,472	1,250,645	–	639,211
Issued to shareholders in reinvestment of distributions	81,446	327,565	166,921	506,855	–	148,453	240,667	–
Shares redeemed	(925,404)	(1,569,605)	(2,664,924)	(5,078,958)	(699,777)	(1,656,331)	(228,184)	(941,349)
Net increase (decrease) from capital stock transactions	(185,666)	1,756,686	(740,558)	(81,930)	79,695	(257,233)	12,483	(302,138)
Class C Shares
Shares sold	1,865,521	7,752,363	828,331	2,693,759	300,574	861,083
Issued to shareholders in reinvestment of distributions	123,924	414,428	35,303	81,665	–	14,083
Shares redeemed	(1,266,111)	(2,567,243)	(520,787)	(1,322,609)	(80,605)	(117,792)
Net increase from capital stock transactions	723,334	5,599,548	342,847	1,452,815	219,969	757,374
Total net increase (decrease) from capital stock transactions	490,133	6,822,076	(223,129)	2,747,291	1,080,266	2,803,584	(2,979,642)	12,596,244
Total increase (decrease) in net assets	2,135,337	8,469,986	4,551,604	17,237,509	4,000,840	10,840,333	(2,979,642)	12,596,244
Net Assets at end of period	$ 72,844,681	$ 70,709,344	$149,817,280	$145,265,676	$ 60,008,157	$ 56,007,317	$ 22,096,554	$ 25,076,196
Undistributed net investment income (loss)	$ 98,405	$ –	$ 158,884	$ 674,950	$ 176,450	$ (12,064)	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold	308,783	679,481	454,795	1,237,434	234,615	593,674	1,748,654	22,749,903
Issued to shareholders in reinvestment of distributions	43,566	171,989	112,608	217,185	11,982	69,537	–	–
Shares redeemed	(356,339)	(902,855)	(552,703)	(1,318,870)	(180,984)	(446,895)	(4,740,779)	(9,853,826)
Net increase (decrease) in shares outstanding	(3,990)	(51,385)	14,700	135,749	65,613	216,316	(2,992,125)	12,896,077
Class B Shares
Shares sold	60,798	283,652	151,008	416,394	65,335	116,994	240,667	636,399
Issued to shareholders in reinvestment of distributions	7,510	31,310	14,291	49,401	–	14,950	–	–
Shares redeemed	(85,616)	(148,807)	(229,118)	(471,435)	(58,904)	(155,234)	(228,184)	(941,348)
Net increase (decrease) in shares outstanding	(17,308)	166,155	(63,819)	(5,640)	6,431	(23,290)	12,483	(304,949)
Class C Shares
Shares sold	172,667	733,013	71,258	247,406	25,174	81,215
Issued to shareholders in reinvestment of distributions	11,427	39,597	3,020	7,952	–	1,416
Shares redeemed	(116,635)	(243,804)	(44,837)	(123,344)	(6,706)	(11,102)
Net increase in shares outstanding	67,459	528,806	29,441	132,014	18,468	71,529

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
Statements of Changes in Net Assets

	Tax-Free Virginia Fund*			Tax-Free National Fund*			Government Bond Fund*
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended September 30, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended September 30, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[2]	Year Ended December 31, 2012
Net Assets at beginning of period	$ 23,407,619	$ 23,215,375	$ 26,117,230	$ 27,805,398	$ 28,328,309	$ 31,526,202	$ 4,364,033	$ 6,123,246	$ 5,328,364
Increase (decrease) in net assets from operations:
Net investment income	311,370	50,900	671,333	382,668	66,147	882,259	21,220	48,815	78,933
Net realized gain (loss)	52,223	134	375,573	(21,316)	(6,918)	127,137	2,631	19,095	11,280
Net change in unrealized appreciation (depreciation)	328,650	91,117	(1,727,417)	520,442	92,739	(1,915,420)	(15,010)	(95,974)	(9,925)
Net increase (decrease) in net assets from operations	692,243	142,151	(680,511)	881,794	151,968	(906,024)	8,841	(28,064)	80,288
Distributions to shareholders from:
Net investment income
Class Y	(311,332)	(51,047)	(668,495)	(382,662)	(66,564)	(878,519)	(21,856)	(50,235)	(78,933)
Net realized gains
Class Y	(375,715)	–	(182,600)	(127,150)	–	(209,589)	(16,815)	–	(14,284)
Total distributions	(687,047)	(51,047)	(851,095)	(509,812)	(66,564)	(1,088,108)	(38,671)	(50,235)	(93,217)
Capital Stock transactions:
Class Y Shares
Shares sold	172,077	144,304	682,000	571,685	38,022	2,694,374	185,888	441,944	2,333,762
Issued to shareholders in reinvestment of distributions	657,706	48,689	812,522	372,268	47,488	799,526	37,739	49,100	90,774
Shares redeemed	(1,016,266)	(91,853)	(2,864,771)	(935,301)	(693,825)	(4,697,661)	(464,685)	(2,171,958)	(1,616,725)
Net increase (decrease) from capital stock transactions	(186,483)	101,140	(1,370,249)	8,652	(608,315)	(1,203,761)	(241,058)	(1,680,914)	807,811
Total net increase (decrease) from capital stock transactions	(186,483)	101,140	(1,370,249)	8,652	(608,315)	(1,203,761)	(241,058)	(1,680,914)	807,811
Total increase (decrease) in net assets	(181,287)	192,244	(2,901,855)	380,634	(522,911)	(3,197,893)	(270,888)	(1,759,213)	794,882
Net Assets at end of period	$ 23,226,332	$ 23,407,619	$ 23,215,375	$ 28,186,032	$ 27,805,398	$ 28,328,309	$ 4,093,145	$ 4,364,033	$ 6,123,246
Undistributed net investment income (loss)	$ 2,729	$ 2,691	$ 2,838	$ 3,329	$ 3,323	$ 3,740	$ (434)	$ 202	$ –
Capital Share transactions:
Class Y Shares
Shares sold	15,040	12,585	56,915	53,294	3,556	242,273	17,542	41,221	215,243
Issued to shareholders in reinvestment of distributions	57,994	4,219	68,072	34,784	4,426	71,600	3,574	4,593	8,377
Shares redeemed	(88,936)	(7,981)	(238,995)	(87,203)	(65,004)	(422,286)	(43,900)	(203,025)	(149,294)
Net increase (decrease) in shares outstanding	(15,902)	8,823	(114,008)	875	(57,022)	(108,413)	(22,784)	(157,211)	74,326

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] The fiscal year end of the Fund changed to October 31. Disclosure represents 1 month of information.
[2] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	High Quality Bond Fund*			Core Bond Fund		Corporate Bond Fund*
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended December 31, 2012	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[2]	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended December 31, 2012
Net Assets at beginning of period	$132,687,696	$109,693,730	$104,848,636	$153,794,099	$126,245,592	$ 19,742,741	$ 19,812,541	$ 17,550,454
Increase (decrease) in net assets from operations:
Net investment income	667,400	937,344	1,261,288	2,045,987	3,313,167	227,570	337,087	385,213
Net realized gain (loss)	41,761	485,009	667,181	1,101,173	943,321	19,812	(25,047)	47,118
Net change in unrealized appreciation (depreciation)	(253,494)	(1,499,017)	264,756	(721,511)	(6,261,697)	283,386	(615,077)	606,580
Net increase (decrease) in net assets from operations	455,667	(76,664)	2,193,225	2,425,649	(2,005,209)	530,768	(303,037)	1,038,911
Distributions to shareholders from:
Net investment income
Class A				(415,263)	(1,048,053)
Class B				(30,503)	(90,408)
Class Y	(784,143)	(817,764)	(1,261,288)	(1,670,461)	(2,159,510)	(227,068)	(335,226)	(385,213)
Class R6				(128)	(131)
Net realized gains
Class A				(183,134)	–
Class B				(20,191)	–
Class Y	(484,992)	(228,548)	(385,849)	(577,720)	–	–	(38,809)	(8,314)
Class R6				(48)	–
Total distributions	(1,269,135)	(1,046,312)	(1,647,137)	(2,897,448)	(3,298,102)	(227,068)	(374,035)	(393,527)
Capital Stock transactions:
Class A Shares
Shares sold				967,989	6,117,642
Issued to shareholders in reinvestment of distributions				563,377	990,178
Shares redeemed				(5,701,079)	(10,705,316)
Net decrease from capital stock transactions				(4,169,713)	(3,597,496)
Class B Shares
Shares sold				108,174	905,422
Issued to shareholders in reinvestment of distributions				50,097	89,203
Shares redeemed				(827,883)	(2,396,138)
Net decrease from capital stock transactions				(669,612)	(1,401,513)
Class Y Shares
Shares sold	27,565,917	72,721,520	31,070,711	49,048,512	60,487,970	5,656,614	1,021,608	1,595,553
Issued to shareholders in reinvestment of distributions	443,385	313,545	429,590	618,800	470,565	12,216	22,320	21,405
Shares redeemed	(34,968,370)	(48,918,123)	(27,201,295)	(9,469,251)	(23,118,119)	(387,403)	(436,656)	(255)
Net increase (decrease) from capital stock transactions	(6,959,068)	24,116,942	4,299,006	40,198,061	37,840,416	5,281,427	607,272	1,616,703
Class R6 Shares
Shares sold				–	10,280
Issued to shareholders in reinvestment of distributions				175	131
Net increase from capital stock transactions				175	10,411
Total net increase (decrease) from capital stock transactions	(6,959,068)	24,116,942	4,299,006	35,358,911	32,851,818	5,281,427	607,272	1,616,703
Total increase (decrease) in net assets	(7,772,536)	22,993,966	4,845,094	34,887,112	27,548,507	5,585,127	(69,800)	2,262,087
Net Assets at end of period	$124,915,160	$132,687,696	$109,693,730	$188,681,211	$153,794,099	$ 25,327,868	$ 19,742,741	$ 19,812,541
Undistributed net investment income (loss)	$ 2,837	$ 119,580	$ –	$ (53,163)	$ 17,205	$ 2,358	$ 1,856	$ –
Capital Share transactions:
Class A Shares
Shares sold				95,593	581,717
Issued to shareholders in reinvestment of distributions				55,848	95,192
Shares redeemed				(564,100)	(1,033,573)
Net decrease in shares outstanding				(412,659)	(356,664)
Class B Shares
Shares sold				10,667	85,970

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Issued to shareholders in reinvestment of distributions				4,972	8,560
Shares redeemed				(81,717)	(231,432)
Net decrease in shares outstanding				(66,078)	(136,902)
Class Y Shares
Shares sold	2,500,137	6,574,908	2,766,242	4,853,543	5,888,491	497,242	91,150	138,008
Issued to shareholders in reinvestment of distributions	40,511	28,263	38,279	61,496	45,770	1,079	1,959	1,852
Shares redeemed	(3,175,786)	(4,409,816)	(2,418,194)	(937,894)	(2,212,704)	(34,230)	(39,008)	(22)
Net increase (decrease) in shares outstanding	(635,138)	2,193,355	386,327	3,977,145	3,721,557	464,091	54,101	139,838
Class R6 Shares
Shares sold				–	976
Issued to shareholders in reinvestment of distributions				17	13
Net increase in shares outstanding				17	989

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] The Core Bond Fund Class R6 commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	High Income Fund		Diversified Income Fund		Covered Call & Equity Income Fund[1]
	Six-Months Ended April 30,2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
Net Assets at beginning of period	$ 48,544,980	$ 83,165,229	$126,549,734	$102,262,963	$ 39,239,210	$ 88,706,560
Increase (decrease) in net assets from operations:
Net investment income	1,211,894	3,494,494	1,016,794	1,851,627	7,961	61,767
Net realized gain	730,564	2,697,239	1,860,428	3,390,112	1,868,279	4,251,812
Net change in unrealized appreciation (depreciation)	(69,584)	(2,376,016)	3,239,109	8,185,648	(14,588)	3,247,317
Net increase in net assets from operations	1,872,874	3,815,717	6,116,331	13,427,387	1,861,652	7,560,896
Distributions to shareholders from:
Net investment income
Class A	(762,449)	(1,722,670)	(918,262)	(1,713,630)	(173,878)	(892)
Class B	(49,776)	(133,459)	(68,286)	(142,080)
Class C			(39,181)	(29,799)	(61,782)	–
Class Y	(400,818)	(1,973,374)			(531,956)	(61,813)
Class R6					(2,577)	(113)
Net realized gains
Class A	(1,402,074)	–	–	–	(244,921)	(624,953)
Class B	(114,583)	–	–	–	(81,744)	(98,599)
Class C			–	–
Class Y	(865,371)	–			(829,777)	(5,073,282)
Class R6					(3,628)	(9,841)
Total distributions	(3,595,071)	(3,829,503)	(1,025,729)	(1,885,509)	(1,930,263)	(5,869,493)
Capital Stock transactions:
Class A Shares
Shares sold	3,370,861	3,853,085	9,169,559	19,211,028	1,551,538	2,258,951
Issued to shareholders in reinvestment of distributions	1,862,121	1,417,390	899,117	1,682,354	412,242	615,714
Shares redeemed	(2,164,955)	(3,804,071)	(6,330,708)	(12,131,402)	(457,579)	(1,791,345)
Net increase from capital stock transactions	3,068,027	1,466,404	3,737,968	8,761,980	1,506,201	1,083,320
Class B Shares
Shares sold	126,248	402,209	1,288,089	2,997,466
Issued to shareholders in reinvestment of distributions	141,331	114,110	68,016	141,362
Shares redeemed	(460,716)	(947,516)	(1,722,580)	(4,651,903)
Net decrease from capital stock transactions	(193,137)	(431,197)	(366,475)	(1,513,075)
Class C Shares
Shares sold			3,091,526	5,580,463	948,929	1,638,719
Issued to shareholders in reinvestment of distributions			38,555	29,557	120,562	78,678
Shares redeemed			(529,337)	(114,032)	(16,333)	(20,703)
Net increase from capital stock transactions			2,600,744	5,495,988	1,053,158	1,696,694
Class Y Shares
Shares sold	417,287	4,295,011			8,498,155	13,315,193
Issued to shareholders in reinvestment of distributions	26,592	7,519			450,639	605,478
Shares redeemed	(6,993,564)	(39,944,200)			(13,039,858)	(67,867,077)
Net decrease from capital stock transactions	(6,549,685)	(35,641,670)			(4,091,064)	(53,946,406)
Class R6 Shares
Shares sold					–	346,119
Issued to shareholders in reinvestment of distributions					6,206	9,954
Shares redeemed					–	(348,434)
Net increase from capital stock transactions					6,206	7,639
Total net increase (decrease) from capital stock transactions	(3,674,795)	(34,606,463)	5,972,237	12,744,893	(1,525,499)	(51,158,753)
Total increase (decrease) in net assets	(5,396,992)	(34,620,249)	11,062,839	24,286,771	(1,594,110)	(49,467,350)
Net Assets at end of period	$ 43,147,988	$ 48,544,980	$137,612,573	$126,549,734	$ 37,645,100	$ 39,239,210
Undistributed net investment income (loss)	$ 9,752	$ 10,901	$ (7,026)	$ 1,909	$ (738,807)	$ 23,425
Capital Share transactions:

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Class A Shares
Shares sold	490,620	536,883	650,522	1,449,080	155,901	229,790
Issued to shareholders in reinvestment of distributions	272,846	198,809	63,329	127,456	41,547	63,661
Shares redeemed	(311,731)	(532,019)	(448,110)	(915,027)	(46,048)	(182,360)
Net increase in shares outstanding	451,735	203,673	265,741	661,509	151,400	111,091
Class B Shares
Shares sold	17,927	54,879	90,782	224,170
Issued to shareholders in reinvestment of distributions	20,271	15,690	4,762	10,704
Shares redeemed	(64,587)	(129,848)	(121,691)	(352,661)
Net decrease in shares outstanding	(26,389)	(59,279)	(26,147)	(117,787)
Class C Shares
Shares sold			217,568	414,839	96,130	168,023
Issued to shareholders in reinvestment of distributions			2,699	2,211	12,297	8,169
Shares redeemed			(37,246)	(8,422)	(1,667)	(2,095)
Net increase in shares outstanding			183,021	408,628	106,760	174,097
Class Y Shares
Shares sold	60,926	612,069			839,001	1,343,132
Issued to shareholders in reinvestment of distributions	3,936	1,066			45,031	62,139
Shares redeemed	(1,027,902)	(5,631,883)			(1,284,092)	(6,825,223)
Net decrease in shares outstanding	(963,040)	(5,018,748)			(400,060)	(5,419,952)
Class R6 Shares
Shares sold					–	35,019
Issued to shareholders in reinvestment of distributions					619	1,021
Shares redeemed					–	(35,019)
Net increase from capital stock transactions					619	1,021

[1] Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	Dividend Income Fund*			Large Cap Value Fund		Investors Fund*
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended December 31, 2012	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1,2,3]	Year Ended December 31, 2012
Net Assets at beginning of period	$ 18,657,813	$ 13,263,105	$ 11,188,990	$204,476,151	$148,849,589	$203,678,461	$ 35,175,535	$ 36,338,819
Increase (decrease) in net assets from operations:
Net investment income	166,960	224,734	244,281	939,155	2,111,953	644,793	214,683	271,204
Net realized gain	439,535	568,491	235,265	13,292,432	9,181,786	12,130,668	7,490,857	2,058,621
Net change in unrealized appreciation	787,275	2,558,889	781,331	2,577,733	25,256,674	3,263,060	3,009,370	2,486,753
Net increase in net assets from operations	1,393,770	3,352,114	1,260,877	16,809,320	36,550,413	16,038,521	10,714,910	4,816,578
Distributions to shareholders from:
Net investment income
Class A				(558,942)	(807,513)	(256)	–
Class B				(2,969)	(38,341)
Class Y	(174,134)	(214,322)	(244,281)	(1,439,649)	(1,508,749)	(205,696)	(188,838)	(271,204)
Class R6						(6,296)	–	–
Net realized gains
Class A				–	–	(16,415)	–	–
Class B				–	–
Class Y	(554,711)	–	(555,330)	–	–	(5,995,694)	–	–
Class R6						(183,523)	–	–
Total distributions	(728,845)	(214,322)	(799,611)	(2,001,560)	(2,354,603)	(6,407,880)	(188,838)	(271,204)
Capital Stock transactions:
Class A Shares
Shares sold				2,417,231	4,838,409	553,367	276,137
Issued to shareholders in reinvestment of distributions				551,494	794,950	16,672	–
Shares redeemed				(4,098,264)	(9,375,381)	(45,484)	–
Net increase (decrease) from capital stock transactions				(1,129,539)	(3,742,022)	524,555	276,137
Class B Shares
Shares sold				344,506	502,521
Issued to shareholders in reinvestment of distributions				2,952	37,946
Shares redeemed				(885,852)	(2,153,591)
Net decrease from capital stock transactions				(538,394)	(1,613,124)
Class Y Shares
Shares sold	2,823,019	3,351,462	2,158,121	21,461,267	38,252,441	29,539,562	172,020,254	1,414,571
Issued to shareholders in reinvestment of distributions	702,581	205,258	766,208	1,439,649	80,022	4,069,483	170,708	252,425
Shares redeemed	(2,204,178)	(1,299,804)	(1,311,480)	(20,521,068)	(11,546,565)	(35,375,717)	(21,653,836)	(7,375,654)
Net increase (decrease) from capital stock transactions	1,321,422	2,256,916	1,612,849	2,379,848	26,785,898	(1,766,672)	150,537,126	(5,708,658)
Class R6 Shares
Shares sold						226,626	7,164,547
Issued to shareholders in reinvestment of distributions						189,820	–
Shares redeemed						(2,851,118)	(956)
Net increase (decrease) from capital stock transactions						(2,434,672)	7,163,591
Total net increase (decrease) from capital stock transactions	1,321,422	2,256,916	1,612,849	711,915	21,430,752	(3,676,789)	157,976,854	(5,708,658)
Total increase (decrease) in net assets	1,986,347	5,394,708	2,074,115	15,519,675	55,626,562	5,953,852	168,502,926	(1,163,284)
Net Assets at end of period	20,644,160	18,657,813	13,263,105	$219,995,826	$204,476,151	$209,632,313	$203,678,461	$ 35,175,535
Undistributed net investment income	$ 3,238	$ 10,412	$ –	$ 569,968	$ 1,632,373	$ 458,390	$ 25,845	$ –
Capital Share transactions:
Class A Shares
Shares sold				137,246	315,495	23,972	12,457
Issued to shareholders in reinvestment of distributions				31,264	57,647	724	–
Shares redeemed				(233,012)	(622,700)	(1,924)	–
Net increase (decrease) in shares outstanding				(64,502)	(249,558)	22,772	12,457
Class B Shares
Shares sold				20,030	33,548

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Issued to shareholders in reinvestment of distributions				169	2,782
Shares redeemed				(51,065)	(144,053)
Net decrease in shares outstanding				(30,866)	(107,723)
Class Y Shares
Shares sold	127,053	162,564	118,437	1,205,785	2,431,628	1,279,333	7,820,487	79,305
Issued to shareholders in reinvestment of distributions	31,575	9,979	42,399	81,705	5,807	176,780	7,784	13,601
Shares redeemed	(101,317)	(63,276)	(71,446)	(1,183,380)	(724,300)	(1,533,974)	(1,005,484)	(413,818)
Net increase (decrease) in shares outstanding	57,311	109,267	89,390	104,110	1,713,135	(77,861)	6,822,787	(320,912)
Class R6 Shares
Shares sold						9,671	321,489
Issued to shareholders in reinvestment of distributions						8,239	–
Shares redeemed						(127,129)	(44)
Net increase (decrease) in shares outstanding						(109,219)	321,445

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] The Investors Fund Class A commenced investment operations at the close of business on September 20, 2013.
[3] For accounting purposes, the Investors Class R6 is treated as having commenced investment operations at the close of business September 20, 2013.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid Cap Fund*			Small Cap Fund
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1,2]	Year Ended December 31, 2012	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
Net Assets at beginning of period	$156,356,448	$119,512,186	$323,586,628	$173,283,378	$160,327,768	$ 50,280,101	$ 18,066,656
Increase (decrease) in net assets from operations:
Net investment income (loss)	293,702	570,023	(915,528)	(792,271)	6,317	107,184	72,547
Net realized gain	5,312,164	9,063,438	25,771,100	29,382,601	10,532,602	2,497,649	2,906,731
Net change in unrealized appreciation (depreciation)	3,531,747	17,581,080	(13,415,709)	26,386,047	14,509,191	(2,190,003)	5,709,276
Net increase in net assets from operations	9,137,613	27,214,541	11,439,863	54,976,377	25,048,110	414,830	8,688,554
Distributions to shareholders from:
Net investment income
Class A	(1)	(188,549)	–	–		–	(29,464)
Class B	–	(10,362)	–	–		–	(487)
Class Y	(199,656)	(391,738)	–	–	–	(2,317)	(154,857)
Class R6			–	–	(6,317)
Net realized gains
Class A	(2,167,745)	–	(3,967,132)	–		(187,370)	(185,387)
Class B	(204,606)	–	(411,064)	–		(20,771)	(15,426)
Class Y	(3,413,769)	–	(17,376,994)	(9,686,917)	(6,194,230)	(1,945,021)	(721,797)
Class R6			(320,452)	(283,380)	(173,726)
Total distributions	(5,985,777)	(590,649)	(22,075,642)	(9,970,297)	(6,374,273)	(2,155,479)	(1,107,418)
Capital Stock transactions:
Class A Shares
Shares sold	2,354,029	4,400,109	2,948,586	54,262,185		396,141	1,466,193
Issued to shareholders in reinvestment of distributions	2,142,366	185,813	3,933,649	–		187,260	214,851
Shares redeemed	(3,663,627)	(6,296,195)	(3,229,656)	(4,137,518)		(294,539)	(2,176,957)
Net increase (decrease) from capital stock transactions	832,768	(1,710,273)	3,652,579	50,124,667		288,862	(495,913)
Class B Shares
Shares sold	242,385	562,968	281,662	5,808,096		75,796	138,984
Issued to shareholders in reinvestment of distributions	203,976	10,310	410,354	–		20,588	15,033
Shares redeemed	(840,558)	(2,249,230)	(1,345,585)	(973,076)		(25,724)	(67,676)
Net increase (decrease) from capital stock transactions	(394,197)	(1,675,952)	(653,569)	4,835,020		70,660	86,341
Class Y Shares
Shares sold	10,150,760	30,433,194	18,377,063	114,318,929	45,976,991	10,623,083	34,104,032
Issued to shareholders in reinvestment of distributions	3,613,425	17,971	12,242,989	6,911,778	4,420,424	1,418,927	110,137
Shares redeemed	(24,433,354)	(16,844,570)	(39,340,935)	(71,438,065)	(61,089,654)	(8,228,728)	(9,172,288)
Net increase (decrease) from capital stock transactions	(10,669,169)	13,606,595	(8,720,883)	49,792,642	(10,692,239)	3,813,282	25,041,881
Class R6 Shares
Shares sold			508,598	454,776	4,793,969
Issued to shareholders in reinvestment of distributions			320,452	283,380	180,043
Shares redeemed			(2,240,321)	(193,315)	–
Net increase (decrease) from capital stock transactions			(1,411,271)	544,841	4,974,012
Total net increase (decrease) from capital stock transactions	(10,230,598)	10,220,370	(7,133,144)	105,297,170	(5,718,227)	4,172,804	24,632,309
Total increase (decrease) in net assets	(7,078,762)	36,844,262	(17,768,923)	150,303,250	12,955,610	2,432,155	32,213,445
Net Assets at end of period	$149,277,686	$156,356,448	$305,817,705	$323,586,628	$173,283,378	$ 52,712,256	$ 50,280,101
Undistributed net investment income (loss)	$ 293,701	$ 199,656	$ (1,763,375)	$ (847,847)	$ –	$ 104,867	$ –
Capital Share transactions:
Class A Shares
Shares sold	110,345	236,553	319,610	6,438,623		26,765	113,157
Issued to shareholders in reinvestment of distributions	100,064	10,797	427,106	–		12,602	18,538
Shares redeemed	(171,397)	(337,114)	(348,193)	(469,859)		(19,913)	(158,501)
Net increase (decrease) in shares outstanding	39,012	(89,764)	398,523	5,968,764		19,454	(26,806)
Class B Shares

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Shares sold	12,631	33,629	33,785	761,432		5,248	10,964
Issued to shareholders in reinvestment of distributions	10,602	659	49,861	–		1,436	1,333
Shares redeemed	(43,891)	(133,338)	(163,324)	(121,045)		(1,844)	(5,441)
Net increase (decrease) in shares outstanding	(20,658)	(99,050)	(79,678)	640,387		4,840	6,856
Class Y Shares
Shares sold	472,690	1,539,165	1,946,480	20,312,512	3,647,804	712,651	2,546,109
Issued to shareholders in reinvestment of distributions	167,599	1,037	1,302,446	518,902	342,403	95,358	9,519
Shares redeemed	(1,144,090)	(896,915)	(4,186,667)	(7,369,410)	(4,789,291)	(555,939)	(686,093)
Net increase (decrease) in shares outstanding	(503,801)	643,287	(937,741)	13,462,004	(799,084)	252,070	1,869,535
Class R6 Shares
Shares sold			53,271	271,557	358,895
Issued to shareholders in reinvestment of distributions			33,982	21,195	13,889
Shares redeemed			(231,363)	(17,705)	–
Net increase (decrease) in shares outstanding			(144,110)	275,047	372,784

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Statements of Changes in Net Assets

	NorthRoad International Fund*			International Stock Fund
	Six-Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013[1]	Year Ended December 31, 2012	Six-Months Ended April 30,2014 (unaudited)	Year Ended October 31, 2013
Net Assets at beginning of period	$ 32,628,399	$ 28,867,033	$ 1,620,854	$ 62,150,969	$ 47,501,195
Increase (decrease) in net assets from operations:
Net investment income	362,179	513,156	463,747	263,394	598,103
Net realized gain	1,048,758	835,058	(65,728)	2,349,018	2,638,423
Net change in unrealized appreciation (depreciation)	433,552	3,688,558	2,035,365	(209,387)	8,001,581
Net increase in net assets from operations	1,844,489	5,036,772	2,433,384	2,403,025	11,238,107
Distributions to shareholders from:
Net investment income
Class A				(196,126)	(243,677)
Class B				(4,534)	(16,140)
Class Y	(526,648)	–	(463,551)	(341,577)	(359,912)
Class R6	(204)	–	(196)
Net realized gains
Class A				–	–
Class B				–	–
Class Y	(781,797)	–	–	–	–
Class R6	(302)	–	–
Total distributions	(1,308,951)	–	(463,747)	(542,237)	(619,729)
Capital Stock transactions:
Class A Shares
Shares sold				2,127,257	2,382,823
Issued to shareholders in reinvestment of distributions				193,731	240,555
Redemption fees				–	205
Shares redeemed				(1,153,061)	(3,521,199)
Net increase (decrease) from capital stock transactions				1,167,927	(897,616)
Class B Shares
Shares sold				104,225	273,668
Issued to shareholders in reinvestment of distributions				4,518	16,044
Shares redeemed				(693,637)	(1,137,148)
Net decrease from capital stock transactions				(584,894)	(847,436)
Class Y Shares
Shares sold	3,361,625	4,383,083	26,932,428	8,208,193	15,028,950
Issued to shareholders in reinvestment of distributions	319,523	–	55,504	61,110	41,891
Shares redeemed	(5,364,102)	(5,658,489)	(1,721,586)	(5,554,640)	(9,294,393)
Net increase (decrease) from capital stock transactions	(1,682,954)	(1,275,406)	25,266,346	2,714,663	5,776,448
Class R6 Shares
Shares sold	8,890,991	–	10,000
Issued to shareholders in reinvestment of distributions	505	–	196
Shares redeemed	–	–	–
Net increase from capital stock transactions	8,891,496	–	10,196
Total net increase (decrease) from capital stock transactions	7,208,542	(1,275,406)	25,276,542	3,297,696	4,031,396
Total increase in net assets	7,744,080	3,761,366	27,246,179	5,158,484	14,649,774
Net Assets at end of period	$ 40,372,479	$ 32,628,399	$ 28,867,033	$ 67,309,453	$ 62,150,969
Undistributed net investment income	$ 346,323	$ 510,996	$ –	$ 273,575	$ 552,418
Capital Share transactions:
Class A Shares
Shares sold				159,917	201,197
Issued to shareholders in reinvestment of distributions				14,425	21,345
Shares redeemed				(86,839)	(298,940)
Net increase (decrease) in shares outstanding				87,503	(76,398)
Class B Shares

Madison Funds | April 30, 2014

Statements of Changes in Net Assets

Shares sold				7,978	23,440
Issued to shareholders in reinvestment of distributions				342	1,447
Shares redeemed				(53,199)	(98,881)
Net decrease in shares outstanding				(44,879)	(73,994)
Class Y Shares
Shares sold	280,489	386,462	2,766,606	619,425	1,246,349
Issued to shareholders in reinvestment of distributions	26,738	–	5,342	4,550	3,720
Shares redeemed	(452,461)	(500,302)	(170,139)	(419,443)	(775,527)
Net increase (decrease) in shares outstanding	(145,234)	(113,840)	2,601,809	204,532	474,542
Class R6 Shares
Shares sold	746,515	–	1,008
Issued to shareholders in reinvestment of distributions	42	–	19
Shares redeemed	–	–	–
Net increase in shares outstanding	746,557	–	1,027

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$10.68	$10.43	$9.94	$10.02	$9.34	$8.53	$10.71	$10.42	$9.94	$10.03	$9.34	$8.48
Income from Investment Operations:
Net investment income[1]	0.08	0.22	0.24	0.25	0.27	0.24	0.05	0.15	0.16	0.17	0.20	0.18
Net realized and unrealized gain on investments	0.27	0.48	0.50	0.04	0.70	0.98	0.27	0.47	0.50	0.05	0.71	0.98
Total from investment operations	0.35	0.70	0.74	0.29	0.97	1.22	0.32	0.62	0.66	0.22	0.91	1.16
Less Distributions:
Distributions from net investment income	(0.07)	(0.45)	(0.25)	(0.37)	(0.29)	(0.41)	(0.03)	(0.33)	(0.18)	(0.31)	(0.22)	(0.30)
Distributions from capital gains	(0.04)	–	–	–	–	–	(0.04)	–	–	–	–	–
Total distributions	(0.11)	(0.45)	(0.25)	(0.37)	(0.29)	(0.41)	(0.07)	(0.33)	(0.18)	(0.31)	(0.22)	(0.30)
Net increase (decrease) in net asset value	0.24	0.25	0.49	(0.08)	0.68	0.81	0.25	0.29	0.48	(0.09)	0.69	0.86
Net Asset Value at end of period	$10.92	$10.68	$10.43	$9.94	$10.02	$9.34	$10.96	$10.71	$10.42	$9.94	$10.03	$9.34
Total Return (%)[2]	3.37[3]	6.90	7.60	3.00	10.58	14.91	3.06[3]	6.05	6.75	2.19	9.87	14.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,284	$42,353	$41,905	$35,293	$33,274	$27,225	$11,647	$11,569	$9,521	$8,203	$8,363	$6,287
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	0.92	1.45[4]	1.45	1.45	1.45	1.45	1.68
After reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	0.70	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.68[4]	2.09	2.34	2.40	2.79	2.80	0.93[4]	1.29	1.61	1.67	2.04	2.16
Portfolio turnover (%)[5]	49[3]	69	40	26	50	38	49[3]	69	40	26	50	38
See accompanying Notes to Financial Statements.

	CONSERVATIVE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$10.72	$10.43	$9.95	$10.04	$9.35	$8.48
Income from Investment Operations:
Net investment income[1]	0.04	0.16	0.16	0.19	0.20	0.16
Net realized and unrealized gain on investments	0.28	0.46	0.50	0.03	0.71	1.01
Total from investment operations	0.32	0.62	0.66	0.22	0.91	1.17
Less Distributions:
Distributions from net investment income	(0.03)	(0.33)	(0.18)	(0.31)	(0.22)	(0.30)
Distributions from capital gains	(0.04)	–	–	–	–	–
Total distributions	(0.07)	(0.33)	(0.18)	(0.31)	(0.22)	(0.30)
Net increase (decrease) in net asset value	0.25	0.29	0.48	(0.09)	0.69	0.87
Net Asset Value at end of period	$10.97	$10.72	$10.43	$9.95	$10.04	$9.35
Total Return (%)[2]	3.06[3]	6.05	6.75	2.19	9.86	14.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,914	$16,787	$10,813	$5,846	$5,417	$3,412
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	1.87
After reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.93[4]	1.22	1.49	1.76	2.03	2.03
Portfolio turnover (%)[5]	49[3]	69	40	26	50	38

[1] Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.50	$10.35	$9.76	$9.63	$8.77	$7.84	$11.43	$10.29	$9.70	$9.58	$8.72	$7.80
Income from Investment Operations:
Net investment income[1]	0.10	0.17	0.19	0.16	0.18	0.15	0.05	0.09	0.11	0.08	0.10	0.10
Net realized and unrealized gain on investments	0.42	1.23	0.63	0.22	0.83	0.93	0.42	1.23	0.63	0.21	0.84	0.92
Total from investment operations	0.52	1.40	0.82	0.38	1.01	1.08	0.47	1.32	0.74	0.29	0.94	1.02
Less Distributions:
Distributions from net investment income	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)
Total distributions	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)
Net increase in net asset value	0.37	1.15	0.59	0.13	0.86	0.93	0.41	1.14	0.59	0.12	0.86	0.92
Net Asset Value at end of period	$11.87	$11.50	$10.35	$9.76	$9.63	$8.77	$11.84	$11.43	$10.29	$9.70	$9.58	$8.72
Total Return (%)[2]	4.51[3]	13.87	8.55	3.97	11.68	14.12	4.10[3]	12.98	7.77	3.19	10.78	13.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$108,362	$104,849	$92,954	$84,321	$79,765	$64,631	$33,497	$33,070	$29,821	$26,928	$25,002	$20,221
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	0.78	1.45[4]	1.45	1.45	1.45	1.45	1.53
After reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	0.70	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.59[4]	1.55	1.86	1.64	1.98	1.93	0.87[4]	0.82	1.11	0.88	1.24	1.26
Portfolio turnover (%)[5]	45[3]	69	50	20	54	30	45[3]	69	50	20	54	30

See accompanying Notes to Financial Statements.

	MODERATE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.44	$10.30	$9.71	$9.58	$8.72	$7.80
Income from Investment Operations:
Net investment income[1]	0.05	0.10	0.10	0.08	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.42	1.22	0.64	0.22	0.84	0.93
Total from investment operations	0.47	1.32	0.74	0.30	0.94	1.02
Less Distributions:
Distributions from net investment income	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)
Total distributions	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)
Net increase (decrease) in net asset value	0.41	1.14	0.59	0.13	0.86	0.92
Net Asset Value at end of period	$11.85	$11.44	$10.30	$9.71	$9.58	$8.72
Total Return (%)[2]	4.10[3]	12.97	7.77	3.19	10.89	13.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,959	$7,347	$5,253	$3,939	$3,856	$3,094
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	1.74
After reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.83[4]	0.82	1.02	0.90	1.23	0.98
Portfolio turnover (%)[5]	45[3]	69	50	20	54	30

[1] Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.72	$10.01	$9.32	$9.04	$8.12	$7.16	$11.59	$9.89	$9.23	$8.96	$8.05	$7.12
Income from Investment Operations:
Net investment income[1]	0.08	0.12	0.12	0.07	0.09	0.08	0.04	0.04	0.05	0.00[6]	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.57	1.80	0.70	0.32	0.92	0.92	0.55	1.80	0.68	0.32	0.91	0.90
Total from investment operations	0.65	1.92	0.82	0.39	1.01	1.00	0.59	1.84	0.73	0.32	0.94	0.93
Less Distributions:
Distributions from net investment income	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	(0.04)	–	(0.14)	(0.07)	(0.05)	(0.03)	–
Total distributions	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	(0.04)	–	(0.14)	(0.07)	(0.05)	(0.03)	–
Net increase in net asset value	0.61	1.71	0.69	0.28	0.92	0.96	0.59	1.70	0.66	0.27	0.91	0.93
Net Asset Value at end of period	$12.33	$11.72	$10.01	$9.32	$9.04	$8.12	$12.18	$11.59	$9.89	$9.23	$8.96	$8.05
Total Return (%)[2]	5.56[3]	19.56	8.87	4.29	12.50	14.00	5.09[3]	18.79	7.99	3.54	11.67	13.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,481	$41,526	$33,282	$30,190	$27,823	$21,855	$13,078	$12,365	$10,787	$9,975	$9,109	$7,518
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	1.11	1.45[4]	1.45	1.45	1.45	1.45	1.88
After reimbursement of expenses by Adviser (%)	0.70[4]	0.70	0.70	0.70	0.70	0.70	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	1.35[4]	1.02	1.22	0.74	1.03	1.06	0.62[4]	0.34	0.48	(0.00)[7]	0.30	0.44
Portfolio turnover (%)[5]	42[3]	67	67	29	62	17	42[3]	67	67	29	62	17

See accompanying Notes to Financial Statements.

	AGGRESSIVE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period[1]	$11.60	$9.90	$9.24	$8.97	$8.06	$7.12
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.05	0.03	(0.02)	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.56	1.79	0.70	0.34	0.91	0.93
Total from investment operations	0.59	1.84	0.73	0.32	0.94	0.94
Less Distributions:
Distributions from net investment income	–	(0.14)	(0.07)	(0.05)	(0.03)	–
Total distributions	–	(0.14)	(0.07)	(0.05)	(0.03)	–
Net increase (decrease) in net asset value	0.59	1.70	0.66	0.27	0.91	0.94
Net Asset Value at end of period	$12.19	$11.60	$9.90	$9.24	$8.97	$8.06
Total Return (%)[2]	5.09[3]	18.78	7.98	3.54	11.66	13.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,450	$2,116	$1,099	$828	$508	$470
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	3.72
After reimbursement of expenses by Adviser (%)	1.45[4]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.54[4]	0.10	0.32	(0.32)	0.34	0.28
Portfolio turnover (%)[5]	42[3]	67	67	29	62	17

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6] Amounts represent less than $0.005 per share.
[7] Amounts represent less than 0.005%.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	CASH RESERVES FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.002	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]	0.00[2]
Less Distributions:
Distributions from net investment income	–	–	–	–	–	(0.00)[2]	–	–	–	–	–	(0.00)[2]
Total distributions	–	–	–	–	–	(0.00)[2]	–	–	–	–	–	(0.00)[2]
Net increase (decrease) in net asset value	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]	0.00[2]
Net Asset Value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[3]	0.00[4]	0.00	0.00	0.00	0.00	0.07	0.00[4]	0.00	0.00	0.00	0.00	0.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,560	$24,552	$11,654	$12,298	$11,687	$13,690	$537	$524	$826	$1,601	$2,056	$3,250
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55[5]	0.55	0.55	0.55	0.55	0.80	1.30[5]	1.30	1.30	1.30	1.30	1.56
After reimbursement of expenses by Adviser (%)	0.08[5,6]	0.09[6]	0.08[6]	0.10[6]	0.14[6]	0.33	0.08[5,6]	0.10[6]	0.07[6]	0.10[6]	0.14[6]	0.40
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00[5,6,7]	(0.00)[6,7]	0.00[6,7]	0.00[6,7]	0.00[6,7]	0.07	0.00[5,6,7]	0.00[6,7]	0.00[6,7]	0.00[6,7]	0.00[6,7]	0.01

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Amounts represent less than $0.005 per share.
[3] Total return without applicable sales charge.
[4] Not annualized.
[5] Annualized.
[6] Ratio is net of fees waived by the adviser and distributor (See Note 3).
[7] Amounts represent less than 0.005%.
See accompanying Notes to Financial Statements.

	TAX-FREE VIRGINIA FUND*
	CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[6]	Year Ended September 30,
			2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.54	$11.50	$12.24	$11.92	$11.98	$11.87	$11.01
Income from Investment Operations:
Net investment income[1]	0.15	0.03	0.32	0.35	0.35	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.19	0.04	(0.65)	0.33	–	0.16	0.91
Total from investment operations	0.34	0.07	(0.33)	0.68	0.35	0.53	1.28
Less Distributions:
Distributions from net investment income	(0.15)	(0.03)	(0.32)	(0.35)	(0.35)	(0.37)	(0.37)
Distributions from capital gains	(0.19)	–	(0.09)	(0.01)	(0.06)	(0.05)	(0.05)
Total distributions	(0.34)	(0.03)	(0.41)	(0.36)	(0.41)	(0.42)	(0.42)
Net increase (decrease) in net asset value	–	0.04	(0.74)	0.22	(0.06)	0.11	0.86
Net Asset Value at end of period	$11.54	$11.54	$11.50	$12.24	$11.92	$11.98	$11.87
Total Return (%)[2]	3.03[4]	0.57[4]	(2.77)	5.75	3.10	4.54	11.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,226	$23,408	$23,215	$26,117	$25,009	$26,170	$25,883
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.85[5]	0.85[5]	0.85	0.98	1.03	1.03	1.03
After reimbursement of expenses by Adviser (%)	0.85[5]	0.85[5]	0.85	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.71[5]	2.58[5]	2.71	2.88	3.03	3.10	3.26
Portfolio turnover (%)[3]	7[4]	–[4]	14	12	7	19	18

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4] Not annualized.
[5] Annualized.
[6] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 1 month of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE NATIONAL FUND*
	CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[6]	Year Ended September 30,
			2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$10.73	$10.70	$11.44	$11.05	$11.16	$11.09	$10.34
Income from Investment Operations:
Net investment income[1]	0.15	0.03	0.32	0.33	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.20	0.03	(0.66)	0.43	(0.02)	0.12	0.82
Total from investment operations	0.35	0.06	(0.34)	0.76	0.32	0.48	1.19
Less Distributions:
Distributions from net investment income	(0.15)	(0.03)	(0.32)	(0.33)	(0.34)	(0.36)	(0.37)
Distributions from capital gains	(0.05)	–	(0.08)	(0.04)	(0.09)	(0.05)	(0.07)
Total distributions	(0.20)	(0.03)	(0.40)	(0.37)	(0.43)	(0.41)	(0.44)
Net increase (decrease) in net asset value	0.15	0.03	(0.74)	0.39	(0.11)	0.07	0.75
Net Asset Value at end of period	$10.88	$10.73	$10.70	$11.44	$11.05	$11.16	$11.09
Total Return (%)[2]	3.28[4]	0.52[4]	(3.03)	7.02	3.02	4.43	11.73
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,186	$27,805	$28,328	$31,526	$31,319	$29,347	$29,143
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.85[5]	0.85[5]	0.85	1.00	1.06	1.06	1.06
After reimbursement of expenses by Adviser (%)	0.85[5]	0.85[5]	0.85	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.78[5]	2.79[5]	2.92	2.97	3.11	3.26	3.44
Portfolio turnover (%)[3]	12[4]	6[4]	24	13	13	19	17

See accompanying Notes to Financial Statements.

	GOVERNMENT BOND FUND*							HIGH QUALITY BOND FUND*
	CLASS Y							CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[6]	Year Ended December 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[6]	Year Ended December 31,
			2012	2011	2010	2009	2008			2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.65	$10.80	$10.82	$10.72	$10.63	$10.81	$10.30	$11.07	$11.21	$11.15	$10.94	$10.68	$10.47	$10.41
Income from Investment Operations:
Net investment income[1]	0.06	0.11	0.15	0.20	0.26	0.27	0.32	0.06	0.09	0.13	0.16	0.19	0.20	0.48
Net realized and unrealized gain (loss) on investments	(0.03)	(0.15)	0.01	0.19	0.10	(0.15)	0.51	(0.01)	(0.13)	0.10	0.22	0.27	0.21	0.16
Total from investment operations	0.03	(0.04)	0.16	0.39	0.36	0.12	0.83	0.05	(0.04)	0.23	0.38	0.46	0.41	0.64
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.15)	(0.20)	(0.26)	(0.27)	(0.32)	(0.07)	(0.08)	(0.13)	(0.16)	(0.19)	(0.20)	(0.48)
Distributions from capital gains	(0.04)	–	(0.03)	(0.09)	(0.01)	(0.03)	–	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)	–	(0.10)
Total distributions	(0.10)	(0.11)	(0.18)	(0.29)	(0.27)	(0.30)	(0.32)	(0.11)	(0.10)	(0.17)	(0.17)	(0.20)	(0.20)	(0.58)
Net increase (decrease) in net asset value	(0.07)	(0.15)	(0.02)	0.10	0.09	(0.18)	0.51	(0.06)	(0.14)	0.06	0.21	0.26	0.21	0.06
Net Asset Value at end of period	$10.58	$10.65	$10.80	$10.82	$10.72	$10.63	$10.81	$11.01	$11.07	$11.21	$11.15	$10.94	$10.68	$10.47
Total Return (%)[2]	0.27[4]	(0.41)[4]	1.44	3.65	3.40	1.19	8.17	0.42[4]	(0.35)[4]	2.04	3.53	4.35	3.99	6.30
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,093	$4,364	$6,123	$5,328	$5,048	$4,300	$5,071	$124,915	$132,688	$109,694	$104,849	$52,388	$26,382	$2,155
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65[5]	0.65[5]	0.61	0.69	0.68	0.69	0.78	0.49[5]	0.49[5]	0.49	0.49	0.49	0.49	0.56
After reimbursement of expenses by Adviser (%)	0.55[5]	0.55[5]	0.61	–	–	–	–	0.49[5]	0.49[5]	–	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.03[5]	1.14[5]	1.38	1.81	2.39	2.55	3.00	1.03[5]	0.99[5]	1.15	1.48	1.76	2.21	3.70
Portfolio turnover (%)[3]	6[4]	14[4]	23	45	20	38	67	9[4]	30[4]	29	9	21	11	73

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4] Not annualized.
[5] Annualized.
[6] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$10.21	$10.66	$10.59	$10.46	$10.11	$9.48	$10.22	$10.67	$10.59	$10.46	$10.12	$9.48
Income from Investment Operations:
Net investment income[1]	0.11	0.26	0.26	0.26	0.25	0.30	0.08	0.18	0.18	0.19	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.02	(0.46)	0.07	0.13	0.35	0.63	0.01	(0.46)	0.08	0.12	0.34	0.64
Total from investment operations	0.13	(0.20)	0.33	0.39	0.60	0.93	0.09	(0.28)	0.26	0.31	0.51	0.87
Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.26)	(0.26)	(0.25)	(0.30)	(0.08)	(0.17)	(0.18)	(0.18)	(0.17)	(0.23)
Distributions from capital gains	(0.05)	–	–	–	–	–	(0.05)	–	–	–	–	–
Total distributions	(0.16)	(0.25)	(0.26)	(0.26)	(0.25)	(0.30)	(0.13)	(0.17)	(0.18)	(0.18)	(0.17)	(0.23)
Net increase (decrease) in net asset value	(0.03)	(0.45)	0.07	0.13	0.35	0.63	(0.04)	(0.45)	0.08	0.13	0.34	0.64
Net Asset Value at end of period	$10.18	$10.21	$10.66	$10.59	$10.46	$10.11	$10.18	$10.22	$10.67	$10.59	$10.46	$10.12
Total Return (%)[2]	1.31[3]	(1.92)	3.11	3.81	5.97	9.91	0.84[3]	(2.65)	2.43	3.04	5.08	9.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$35,755	$40,104	$45,671	$43,775	$44,238	$44,099	$3,743	$4,433	$6,088	$5,678	$8,388	$9,363
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.90[4]	0.90	0.90	0.90	0.90	0.94	1.65[4]	1.65	1.65	1.65	1.65	1.69
After reimbursement of expenses by Adviser (%)	0.90[4]	0.90	0.90	0.90	0.90	0.90	1.65[4]	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.24[4]	2.42	2.41	2.54	2.42	3.04	1.49[4]	1.68	1.66	1.78	1.68	2.37
Portfolio turnover (%)[5]	21[3]	24	6	12	7	37	21[3]	24	6	12	7	37

See accompanying Notes to Financial Statements.

	CORE BOND FUND
	CLASS Y						CLASS R6
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[6]
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$10.19	$10.64	$10.58	$10.46	$10.11	$9.47	$10.20	$10.53
Income from Investment Operations:
Net investment income[1]	0.13	0.28	0.29	0.29	0.27	0.32	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.01	(0.45)	0.06	0.12	0.35	0.64	0.01	(0.34)
Total from investment operations	0.14	(0.17)	0.35	0.41	0.62	0.96	0.14	(0.20)
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.29)	(0.29)	(0.27)	(0.32)	(0.13)	(0.13)
Distributions from capital gains	(0.05)	–	–	–	–	–	(0.05)	–
Total distributions	(0.18)	(0.28)	(0.29)	(0.29)	(0.27)	(0.32)	(0.18)	(0.13)
Net increase (decrease) in net asset value	(0.04)	(0.45)	0.06	0.12	0.35	0.64	(0.04)	(0.33)
Net Asset Value at end of period	$10.15	$10.19	$10.64	$10.58	$10.46	$10.11	$10.16	$10.20
Total Return (%)[2]	1.36[3]	(1.65)	3.36	4.03	6.23	10.30	1.36[3]	(1.86)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$149,172	$109,247	$74,486	$145,125	$164,190	$147,145	$10	$10
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65[4]	0.65	0.65	0.65	0.65	0.69	0.54[4]	0.53[4]
After reimbursement of expenses by Adviser (%)	0.65[4]	0.65	0.65	0.65	0.65	0.65	0.54[4]	0.53[4]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.49[4]	2.64	2.64	2.79	2.67	3.28	2.60[4]	2.71[4]
Portfolio turnover (%)[5]	21[3]	24	6	12	7	37	21[3]	24[3]

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6] Commenced investment operations at the close of business on April 22, 2013.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORPORATE BOND FUND*							HIGH INCOME FUND
	CLASS Y							CLASS A
	Period Ended 4/30/14 (unaudited)	Year Ended 10/31/13[7]	Year Ended December 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.27	$11.67	$11.27	$10.81	$10.68	$10.16	$10.26	$7.15	$7.15	$6.95	$7.10	$6.66	$5.57
Income from Investment Operations:
Net investment income[1]	0.12	0.19	0.24	0.22	0.48	0.53	0.52	0.18	0.41	0.45	0.48	0.51	0.46
Net realized and unrealized gain (loss) on investments	0.16	(0.38)	0.39	0.61	0.13	0.52	(0.09)	0.10	0.03	0.20	(0.16)	0.43	1.09
Total from investment operations	0.28	(0.19)	0.63	0.83	0.61	1.05	0.43	0.28	0.44	0.65	0.32	0.94	1.55
Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.23)	(0.36)	(0.48)	(0.53)	(0.52)	(0.18)	(0.44)	(0.45)	(0.47)	(0.50)	(0.46)
Distributions from capital gains	–	(0.02)	0.00[6]	(0.01)	–	–	(0.01)	(0.35)	–	–	–	–	–
Total distributions	(0.12)	(0.21)	(0.23)	(0.37)	(0.48)	(0.53)	(0.53)	(0.53)	(0.44)	(0.45)	(0.47)	(0.50)	(0.46)
Net increase (decrease) in net asset value	0.16	(0.40)	0.40	0.46	0.13	0.52	(0.10)	(0.25)	(0.00)[6]	0.20	(0.15)	0.44	1.09
Net Asset Value at end of period	$11.43	$11.27	$11.67	$11.27	$10.81	$10.68	$10.16	$6.90	$7.15	$7.15	$6.95	$7.10	$6.66
Total Return (%)[2]	2.52[4]	(1.58)[4]	5.72	7.83	5.81	10.58	4.29	4.18[4]	6.29	9.67	4.61	14.73	28.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,328	$19,743	$19,813	$17,550	$1,069	$987	$948	$30,626	$28,530	$27,061	$25,299	$24,986	$25,684
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65[5]	0.65[5]	0.67	0.69	0.06	–	–	1.00[5]	1.00	1.00	1.00	1.00	1.05
After reimbursement of expenses by Adviser (%)	0.65[5]	0.65[5]	–	–	–	–	–	1.00[5]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.23[5]	2.05[5]	2.04	1.98	4.44	5.05	5.21	5.19[5]	5.63	6.35	6.73	7.38	7.78
Portfolio turnover (%)[3]	13[4]	10[4]	11	10	14	18	5	24[4]	28	36	55	47	73

See accompanying Notes to Financial Statements.

	HIGH INCOME FUND
	CLASS B						CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$7.30	$7.26	$7.05	$7.19	$6.74	$5.63	$7.09	$7.10	$6.92	$7.09	$6.65	$5.56
Income from Investment Operations:
Net investment income[1]	0.16	0.37	0.40	0.44	0.46	0.44	0.19	0.45	0.47	0.49	0.52	0.47
Net realized and unrealized gain (loss) on investments	0.09	0.03	0.20	(0.17)	0.44	1.09	0.08	0.01	0.19	(0.16)	0.44	1.10
Total from investment operations	0.25	0.40	0.60	0.27	0.90	1.53	0.27	0.46	0.66	0.33	0.96	1.57
Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.39)	(0.41)	(0.45)	(0.42)	(0.19)	(0.47)	(0.48)	(0.50)	(0.52)	(0.48)
Distributions from capital gains	(0.35)	–	–	–	–	–	(0.35)	–	–	–	–	–
Total distributions	(0.50)	(0.36)	(0.39)	(0.41)	(0.45)	(0.42)	(0.54)	(0.47)	(0.48)	(0.50)	(0.52)	(0.48)
Net increase (decrease) in net asset value	(0.25)	0.04	0.21	(0.14)	0.45	1.11	(0.27)	(0.01)	0.18	(0.17)	0.44	1.09
Net Asset Value at end of period	$7.05	$7.30	$7.26	$7.05	$7.19	$6.74	$6.82	$7.09	$7.10	$6.92	$7.09	$6.65
Total Return (%)[2]	3.71[4]	5.60	8.74	3.89	13.86	28.08	4.11[4]	6.68	9.92	4.81	15.04	29.35
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,292	$2,566	$2,983	$3,023	$4,571	$4,711	$10,230	$17,449	$53,121	$81,572	$94,907	$80,394
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.75[5]	1.75	1.75	1.75	1.75	1.81	0.75[5]	0.75	0.75	0.75	0.75	0.80
After reimbursement of expenses by Adviser (%)	1.75[5]	1.75	1.75	1.75	1.75	1.75	0.75[5]	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	4.44[5]	4.89	5.60	6.01	6.62	7.01	5.43[5]	5.95	6.61	7.00	7.61	8.04
Portfolio turnover (%)[3]	24[4]	28	36	55	47	73	24[4]	28	36	55	47	73

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4] Not annualized.
[5] Annualized.
[6] Amounts represent less than $0.005 per share.
[7] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$13.89	$12.54	$11.68	$11.16	$10.17	$9.92	$13.98	$12.61	$11.74	$11.22	$10.22	$9.96
Income from Investment Operations:
Net investment income[1]	0.12	0.24	0.26	0.29	0.34	0.38	0.07	0.13	0.18	0.20	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.55	1.35	0.86	0.52	0.98	0.28	0.54	1.37	0.86	0.52	0.99	0.28
Total from investment operations	0.67	1.59	1.12	0.81	1.32	0.66	0.61	1.50	1.04	0.72	1.25	0.60
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.26)	(0.29)	(0.33)	(0.41)	(0.07)	(0.13)	(0.17)	(0.20)	(0.25)	(0.34)
Total distributions	(0.12)	(0.24)	(0.26)	(0.29)	(0.33)	(0.41)	(0.07)	(0.13)	(0.17)	(0.20)	(0.25)	(0.34)
Net increase (decrease) in net asset value	0.55	1.35	0.86	0.52	0.99	0.25	0.54	1.37	0.87	0.52	1.00	0.26
Net Asset Value at end of period	$14.44	$13.89	$12.54	$11.68	$11.16	$10.17	$14.52	$13.98	$12.61	$11.74	$11.22	$10.22
Total Return (%)[2]	4.83[3]	12.76	9.69	7.32	13.15	7.07	4.36[3]	11.99	8.89	6.47	12.35	6.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$113,486	$105,521	$86,952	$72,913	$73,040	$71,014	$14,475	$14,297	$14,387	$15,906	$18,511	$18,322
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10[4]	1.10	1.10	1.10	1.10	1.27	1.85[4]	1.85	1.85	1.85	1.85	2.04
After reimbursement of expenses by Adviser (%)	1.10[4]	1.10	1.10	1.10	1.10	1.10	1.85[4]	1.85	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.69[4]	1.75	2.14	2.51	3.10	3.98	0.94[4]	1.01	1.42	1.77	2.35	3.33
Portfolio turnover (%)[5]	8[3]	18	21	17	24	28	8[3]	18	21	17	24	28

See accompanying Notes to Financial Statements.

	DIVERSIFIED INCOME FUND
	CLASS C
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13	Inception to 10/31/12[6]

Net Asset Value at beginning of period	$13.97	$12.61	$12.53
Income from Investment Operations:
Net investment income[1]	0.07	0.13	0.04
Net realized and unrealized gain (loss) on investments	0.55	1.36	0.08
Total from investment operations	0.62	1.49	0.12
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.04)
Distributions from capital gains	–	–	–
Total distributions	(0.07)	(0.13)	(0.04)
Net increase (decrease) in net asset value	0.55	1.36	0.08
Net Asset Value at end of period	$14.52	$13.97	$12.61
Total Return (%)[2]	4.43[3]	11.91	0.94[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,652	$6,732	$924
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.85[4]	1.84	1.83[4]
After reimbursement of expenses by Adviser (%)	1.85[4]	1.84	1.83[4]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.92[5]	0.88	0.83[4]
Portfolio turnover (%)5	8[3]	18	21[3]

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6] Commenced investment operations July 31, 2012.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND[1]
	CLASS A					CLASS C
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,			Inception to 10/31/10[2]	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13	Inception to 10/31/12[9]
		2013	2012	2011
Net Asset Value at beginning of period	$9.99	$9.76	$9.76	$10.27	$10.00	$9.89	$9.74	$9.66
Income from Investment Operations:
Net investment income (loss)3	0.01	0.02	0.00[8]	0.00[8]	(0.04)	0.00[8]	0.20	0.00[8]
Net realized and unrealized gain (loss) on investments	0.48	1.12	0.82	0.50	0.71	0.45	0.86	0.28
Total from investment operations	0.49	1.14	0.82	0.50	0.67	0.45	1.06	0.28
Less Distributions:
Distributions from net investment income	(0.20)	(0.60)	–	–	–	(0.20)	(0.60)	–
Distributions from capital gains	(0.32)	(0.31)	(0.82)	(1.01)	(0.40)	(0.32)	(0.31)	(0.20)
Total distributions	(0.52)	(0.91)	(0.82)	(1.01)	(0.40)	(0.52)	(0.91)	(0.20)
Net increase (decrease) in net asset value	(0.03)	0.23	–	(0.51)	0.27	(0.07)	0.15	0.08
Net Asset Value at end of period	$9.96	$9.99	$9.76	$9.76	$10.27	$9.82	$9.89	$9.74
Total Return (%)[4]	4.96[5]	12.29	8.61	5.22	7.03[5]	4.57[5]	11.44	2.88[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,041	$7,559	$6,297	$4,072	$2,886	$3,289	$2,258	$527
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.25[6]	1.25	1.24	1.25	1.25[6]	2.00[6]	2.00	1.96[6]
After reimbursement of expenses by Adviser (%)	1.25[6]	1.25	1.24	1.25	1.25[6]	2.00[6]	2.00	1.96[6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.09)[6]	(0.12)	(0.15)	(0.44)	(0.64)[6]	(0.84)[6]	(0.91)	(0.89)[6]
Portfolio turnover (%)[7]	61[5]	100	84	107	58[5]	61[5]	100	84[5]

See accompanying Notes to Financial Statements.

	COVERED CALL & EQUITY INCOME FUND[1]
	CLASS Y					CLASS R6
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,			Inception to 10/31/10[2]	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13	Inception to 10/31/12[9]
		2013	2012	2011
Net Asset Value at beginning of period	$10.08	$9.82	$9.81	$10.29	$10.00	$10.09	$9.82	$9.72
Income from Investment Operations:
Net investment income (loss)[3]	0.02	(0.28)	0.00[8]	0.03	(0.04)	0.02	0.04	0.00[8]
Net realized and unrealized gain (loss) on investments	0.49	1.45	0.84	0.50	0.73	0.50	1.14	0.30
Total from investment operations	0.51	1.17	0.84	0.53	0.69	0.52	1.18	0.30
Less Distributions:
Distributions from net investment income	(0.22)	(0.60)	(0.02)	–	–	(0.22)	(0.60)	–
Distributions from capital gains	(0.32)	(0.31)	(0.81)	(1.01)	(0.40)	(0.32)	(0.31)	(0.20)
Total distributions	(0.54)	(0.91)	(0.83)	(1.01)	(0.40)	(0.54)	(0.91)	(0.20)
Net increase (decrease) in net asset value	(0.03)	0.26	0.01	(0.48)	0.29	(0.02)	0.27	0.10
Net Asset Value at end of period	$10.05	$10.08	$9.82	$9.81	$10.29	$10.07	$10.09	$9.82
Total Return (%)[4]	5.07[5]	12.60	8.73	5.51	7.23[5]	5.17[5]	12.75	3.07[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,192	$29,307	$81,779	$63,395	$32,634	$122	$116	$103
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00[6]	1.00	1.00	1.00	1.00[6]	0.87[6]	0.87	0.86[6]
After reimbursement of expenses by Adviser (%)	1.00[6]	1.00	1.00	1.00	1.00[6]	0.87[6]	0.87	0.86[6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.18[6]	0.14	0.09	(0.15)	(0.46)[6]	0.30[6]	0.21	0.17[6]
Portfolio turnover (%)[7]	61[5]	100	84	107	58[5]	61[5]	100	84[5]

[1] Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2] Fund was seeded on October 31, 2009.
[3] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4] Total return without applicable sales charge.
[5] Not annualized.
[6] Annualized.
[7] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8] Amounts represent less than $0.005 per share.
[9] Fund was seeded on July 31, 2012.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVIDEND INCOME FUND*							LARGE CAP VALUE FUND
	CLASS Y							CLASS A
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[6]	Year Ended December 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$21.94	$17.90	$17.17	$17.50	$16.39	$13.29	$17.62	$17.04	$13.99	$12.42	$11.40	$10.57	$10.60
Income from Investment Operations:
Net investment income[1]	0.19	0.28	0.36	0.20	0.19	0.17	0.25	0.07	0.18	0.21	0.18	0.12	0.20
Net realized and unrealized gain (loss) on investments	1.46	4.03	1.50	0.10	1.11	3.10	(3.72)	1.36	3.07	1.55	0.98	0.85	(0.01)
Total from investment operations	1.65	4.31	1.86	0.30	1.30	3.27	(3.47)	1.43	3.25	1.76	1.16	0.97	0.19
Less Distributions:
Distributions from net investment income	(0.20)	(0.27)	(0.35)	(0.20)	(0.19)	(0.17)	(0.25)	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.22)
Distributions from capital gains	(0.64)	–	(0.78)	(0.43)	–	–	(0.61)	–	–	–	–	–	–
Total distributions	(0.84)	(0.27)	(1.13)	(0.63)	(0.19)	(0.17)	(0.86)	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.22)
Net increase (decrease) in net asset value	0.81	4.04	0.73	(0.33)	1.11	–	–	1.29	3.05	1.57	1.02	0.83	(0.03)
Net Asset Value at end of period	$22.75	$21.94	$17.90	$17.17	$17.50	$16.39	$13.29	$18.33	$17.04	$13.99	$12.42	$11.40	$10.57
Total Return (%)[2]	7.63[3]	24.18[3]	10.86	1.73	8.02	24.82	(19.92)	8.44[3]	23.58	14.37	10.27	9.22	2.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,644	$18,658	$13,263	$11,189	$12,256	$12,119	$10,139	$70,951	$67,048	$58,537	$54,271	$53,520	$54,242
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10[4]	1.10[4]	1.17	1.25	1.24	1.25	1.24	1.16[4]	1.16	1.16	1.16	1.16	1.19
After reimbursement of expenses by Adviser (%)	0.95[4]	0.95[4]	1.09	–	–	–	–	1.16[4]	1.16	1.16	1.16	1.16	1.18
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.72[4]	1.66[4]	1.95	–	–	–	–	0.78[4]	1.12	1.51	1.44	1.07	2.00
Portfolio turnover (%)[5]	11[3]	16[3]	61	56	39	57	50	30[3]	33	25	39	70	86

See accompanying Notes to Financial Statements.

	LARGE CAP VALUE FUND
	CLASS B						CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$16.74	$13.74	$12.21	$11.20	$10.38	$10.42	$17.06	$14.01	$12.44	$11.42	$10.58	$10.62
Income from Investment Operations:
Net investment income[1]	0.03	0.12	0.16	0.12	0.06	0.19	0.09	0.19	0.22	0.23	0.15	0.18
Net realized and unrealized gain (loss) on investments	1.32	2.98	1.47	0.94	0.82	(0.08)	1.37	3.10	1.57	0.97	0.86	0.03
Total from investment operations	1.35	3.10	1.63	1.06	0.88	0.11	1.46	3.29	1.79	1.20	1.01	0.21
Less Distributions:
Distributions from net investment income	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.15)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)	(0.25)
Total distributions	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.15)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)	(0.25)
Net increase (decrease) in net asset value	1.34	3.00	1.53	1.01	0.82	(0.04)	1.27	3.05	1.57	1.02	0.84	(0.04)
Net Asset Value at end of period	$18.08	$16.74	$13.74	$12.21	$11.20	$10.38	$18.33	$17.06	$14.01	$12.44	$11.42	$10.58
Total Return (%)[2]	8.06[3]	22.69	13.41	9.52	8.45	1.23	8.59[3]	23.86	14.64	10.53	9.58	2.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,081	$5,222	$5,768	$7,199	$8,863	$9,637	$143,963	$132,206	$84,545	$78,344	$90,233	$80,167
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.91[4]	1.91	1.91	1.91	1.91	1.95	0.91[4]	0.91	0.91	0.91	0.91	0.93
After reimbursement of expenses by Adviser (%)	1.91[4]	1.91	1.91	1.91	1.91	1.94	0.91[4]	0.91	0.91	0.91	0.91	0.93
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.04[4]	0.40	0.79	0.70	0.31	1.36	1.02[4]	1.33	1.76	1.69	1.31	2.12
Portfolio turnover (%)[5]	30[3]	33	25	39	70	86	30[3]	33	25	39	70	86

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND*
	CLASS A		CLASS Y							CLASS R6
	Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[1]	Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[7]	Year Ended December 31,					Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[1]
					2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$22.49	$22.06	$22.50	$18.56	$16.40	$16.55	$15.07	$11.31	$18.44	$22.51	$22.06
Income from Investment Operations:
Net investment income[2]	0.04	–	0.07	0.10	0.13	0.15	0.09	0.05	0.08	0.11	–
Net realized and unrealized gain (loss) on investments	1.72	0.43	1.72	3.94	2.17	(0.150)	1.48	3.76	(6.280)	1.71	0.45
Total from investment operations	1.76	0.43	1.79	4.04	2.30	–	1.57	3.81	(6.200)	1.82	0.45
Less Distributions:
Distributions from net investment income	(0.01)	–	(0.02)	(0.10)	(0.14)	(0.15)	(0.09)	(0.05)	(0.08)	(0.02)	–
Distributions from capital gains	(0.68)	–	(0.68)	–	–	–	–	–	(0.85)	(0.68)	–
Total distributions	(0.69)	–	(0.70)	(0.10)	(0.14)	(0.15)	(0.09)	(0.05)	(0.93)	(0.70)	–
Net increase (decrease) in net asset value	1.07	0.43	1.09	3.94	2.16	(0.15)	1.48	3.76	(7.13)	1.12	0.45
Net Asset Value at end of period	$23.56	$22.49	$23.59	$22.50	$18.56	$16.40	$16.55	$15.07	$11.31	$23.63	$22.51
Total Return (%)[3]	7.91[4]	1.95[4]	8.06[4]	21.78[4]	14.05	–	10.44	33.73	(33.40)	8.19[4]	2.04[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$830	$280	$203,788	$196,164	$35,176	$36,339	$42,882	$39,684	$28,030	$5,014	$7,234
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.28[5]	1.20[5]	1.02[5]	1.04[5]	1.05	0.99	0.99	1.00	1.05	0.69[5]	0.65[5]
After reimbursement of expenses by Adviser (%)	1.13[5]	1.06[5]	0.87[5]	0.89[5]	0.97	–	–	–	–	0.59[5]	0.56[5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.39[5]	(0.22)[5]	0.62[5]	0.41[5]	0.75	–	–	–	–	0.85[5]	0.23[5]
Portfolio turnover (%)[6]	24[4]	34[4]	24[4]	34[4]	47	36	41	74	47	24[4]	34[4]
See accompanying Notes to Financial Statements.

	LARGE CAP GROWTH FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$21.06	$17.18	$16.00	$15.20	$13.15	$11.07	$19.02	$15.61	$14.64	$13.99	$12.16	$10.30
Income from Investment Operations:
Net investment income (loss)[2]	0.03	0.07	0.01	(0.01)	0.02	0.05	(0.07)	(0.12)	(0.12)	(0.13)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.23	3.88	1.17	0.83	2.08	2.05	1.13	3.56	1.09	0.78	1.91	1.88
Total from investment operations	1.26	3.95	1.18	0.82	2.10	2.10	1.06	3.44	0.97	0.65	1.83	1.86
Less Distributions:
Distributions from net investment income	–	(0.07)	–	(0.02)	(0.05)	(0.02)	–	(0.03)	–	–	–	–
Distributions from capital gains	(0.78)	–	–	–	–	–	(0.78)	–	–	–	–	–
Total distributions	(0.78)	(0.07)	–	(0.02)	(0.05)	(0.02)	(0.78)	(0.03)	–	–	–	–
Net increase in net asset value	0.48	3.88	1.18	0.80	2.05	2.08	0.28	3.41	0.97	0.65	1.83	1.86
Net Asset Value at end of period	$21.54	$21.06	$17.18	$16.00	$15.20	$13.15	$19.30	$19.02	$15.61	$14.64	$13.99	$12.16
Total Return (%)[3]	5.99[4]	23.05	7.38	5.39	15.96	18.99	5.57[4]	22.08	6.63	4.65	15.05	18.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$61,355	$59,187	$49,824	$48,068	$48,389	$45,398	$4,778	$5,102	$5,731	$7,581	$9,698	$9,665
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20[5]	1.20	1.20	1.20	1.20	1.31	1.95[5]	1.95	1.95	1.95	1.95	2.07
After reimbursement of expenses by Adviser (%)	1.20[5]	1.20	1.20	1.20	1.20	1.20	1.95[5]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.26[5]	0.34	0.08	(0.05)	0.13	0.41	(0.49)[5]	(0.37)	(0.68)	(0.79)	(0.62)	(0.30)
Portfolio turnover (%)[6]	15[4]	58	71	77	79	105	15[4]	58	71	77	79	105

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Commenced investment operations September 20, 2013.
[2] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3] Total return without applicable sales charge.
[4] Not annualized.
[5] Annualized.
[6] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP GROWTH FUND - continued						MID CAP FUND*
	CLASS Y						CLASS A		CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[1]	Six Months Ended 4/30/14 (unaudited)	Inception to 10/31/13[1]
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$21.24	$17.33	$16.11	$15.30	$13.23	$11.14	$9.48	$8.41	$8.55	$7.62
Income from Investment Operations:
Net investment income (loss)[2]	0.06	0.11	0.06	0.04	0.07	0.06	(0.03)	(0.03)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	1.24	3.91	1.18	0.82	2.08	2.07	0.37	1.10	0.36	0.99
Total from investment operations	1.30	4.02	1.24	0.86	2.15	2.13	0.34	1.07	0.28	0.93
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.02)	(0.05)	(0.08)	(0.04)	–	–	–	–
Distributions from capital gains	(0.78)	–	–	–	–	–	(0.67)	–	(0.67)	–
Total distributions	(0.83)	(0.11)	(0.02)	(0.05)	(0.08)	(0.04)	(0.67)	–	(0.67)	–
Net increase (decrease) in net asset value	0.47	3.91	1.22	0.81	2.07	2.09	(0.33)	1.07	(0.39)	0.93
Net Asset Value at end of period	$21.71	$21.24	$17.33	$16.11	$15.30	$13.23	$9.15	$9.48	$8.16	$8.55
Total Return (%)[3]	6.11[4]	23.33	7.72	5.63	16.26	19.26	3.52[4]	12.72[4]	3.19[4]	12.20[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$83,145	$92,067	$63,956	$61,122	$94,475	$106,390	$58,256	$56,578	$4,574	$5,476
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.95[5]	0.95	0.95	0.95	0.95	1.06	1.40[5]	1.40[5]	2.15[5]	2.15[5]
After reimbursement of expenses by Adviser (%)	0.95[5]	0.95	0.95	0.95	0.95	0.95	1.40[5]	1.40[5]	2.15[5]	2.15[5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.50[5]	0.57	0.33	0.22	0.38	0.63	(0.78)[5]	(0.64)[5]	(1.52)[5]	(1.39)[5]
Portfolio turnover (%)[6]	15[4]	58	71	77	79	105	18[4]	21[4]	18[4]	21[4]

See accompanying Notes to Financial Statements.

	MID CAP FUND*
	CLASS Y							CLASS R6
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[8]	Year Ended December 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[8]	Year Ended 12/31/12[7,9]
			2012[7]	2011[7]	2010[7]	2009[7]	2008[7]
Net Asset Value at beginning of period	$9.66	$8.31	$7.45	$7.40	$6.11	$4.91	$8.23	$9.68	$8.30	$7.42
Income from Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.02)	–	(0.01)	(0.02)	(0.02)	(0.02)	(0.01)	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.39	2.11	1.17	0.39	1.31	1.22	(3.01)	0.38	2.11	1.12
Total from investment operations	0.36	2.09	1.17	0.38	1.29	1.20	(3.03)	0.37	2.12	1.20
Less Distributions:
Distributions from net investment income	–	–	–	–	–	–	–	–	–	(0.01)
Distributions from capital gains	(0.67)	(0.74)	(0.31)	(0.33)	–	–	(0.29)	(0.67)	(0.74)	(0.31)
Total distributions	(0.67)	(0.74)	(0.31)	(0.33)	–	–	(0.29)	(0.67)	(0.74)	(0.32)
Net increase (decrease) in net asset value	(0.31)	1.35	0.86	0.05	1.29	1.20	(3.32)	(0.30)	1.38	0.88
Net Asset Value at end of period	$9.35	$9.66	$8.31	$7.45	$7.40	$6.11	$4.91	$9.38	$9.68	$8.30
Total Return (%)[3]	3.67[4]	22.68[4]	15.69	5.10	21.15	24.51	(36.61)	3.77[4]	23.05[4]	7.34[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$238,261	$255,263	$168,428	$160,328	$159,413	$140,548	$88,964	$4,727	$6,270	$4,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.15[5]	1.15[5]	1.20	1.25	1.25	1.26	1.26	0.77[5]	0.77[5]	0.76[5]
After reimbursement of expenses by Adviser (%)	1.15[5]	1.15[5]	–	–	–	–	–	0.77[5]	0.77[5]	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.52)[5]	(0.29)[5]	–	(0.20)	(0.26)	(0.36)	(0.33)	(0.12)[5]	0.11[5]	1.19[5]
Portfolio turnover (%)[6]	18[4]	21[4]	28	32	57	63	76	18[4]	21[4]	28[4]

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] For accounting purposes, the Mid-Cap Fund Class A & B are treated as having commenced investment operations at the close of business on April 19, 2013.
[2] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3] Total return without applicable sales charge.
[4] Not annualized.
[5] Annualized.
[6] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7] The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after the reorganization.

[8] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9] Commenced investment operations February 29, 2012.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$14.87	$11.81	$10.79	$9.93	$8.24	$7.29	$14.38	$11.45	$10.55	$9.78	$8.18	$7.24
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.02	0.06	0.04	0.00[2]	0.03	(0.02)	(0.06)	(0.02)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	0.11	3.68	1.31	0.86	1.70	0.94	0.09	3.56	1.27	0.86	1.67	0.94
Total from investment operations	0.13	3.70	1.37	0.90	1.70	0.97	0.07	3.50	1.25	0.80	1.60	0.92
Redemption Fees	–	–	–	0.01	–	–	–	–	–	–	–	–
Less Distributions:
Distributions from net investment income	–	(0.09)	–	(0.05)	(0.01)	(0.02)	–	(0.02)	–	(0.03)	–	–
Distributions from capital gains	(0.60)	(0.55)	(0.35)	–	–	–	(0.60)	(0.55)	(0.35)	–	–	–
Total distributions	(0.60)	(0.64)	(0.35)	(0.05)	(0.01)	(0.02)	(0.60)	(0.57)	(0.35)	(0.03)	–	–
Net increase (decrease) in net asset value	(0.47)	3.06	1.02	0.86	1.69	0.95	(0.53)	2.93	0.90	0.77	1.60	0.94
Net Asset Value at end of period	$14.40	$14.87	$11.81	$10.79	$9.93	$8.24	$13.85	$14.38	$11.45	$10.55	$9.78	$8.18
Total Return (%)[3]	0.78[4]	32.85	13.08	9.12	20.60	13.30	0.37[4]	31.92	12.21	8.20	19.56	12.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,700	$4,566	$3,941	$3,201	$2,540	$1,301	$546	$497	$318	$266	$262	$100
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.50[5]	1.50	1.50	1.50	1.50	2.85	2.25[5]	2.25	2.25	2.25	2.25	11.03
After reimbursement of expenses by Adviser (%)	1.50[5]	1.50	1.50	1.50	1.50	1.50	2.25[5]	2.25	2.25	2.25	2.25	2.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.20[5]	0.14	0.53	0.33	0.04	0.50	(0.55)[5]	(0.62)	(0.22)	(0.42)	(0.72)	(0.22)
Portfolio turnover (%)[6]	17[4]	22	15	15	40	21	17[4]	22	15	15	40	21

See accompanying Notes to Financial Statements.

	SMALL CAP FUND
	CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$14.88	$11.82	$10.77	$9.91	$8.22	$7.31
Income from Investment Operations:
Net investment income[1]	0.03	0.02	0.10	0.07	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.12	3.71	1.30	0.85	1.69	0.92
Total from investment operations	0.15	3.73	1.40	0.92	1.72	0.97
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.12)	–	(0.06)	(0.03)	(0.06)
Distributions from capital gains	(0.60)	(0.55)	(0.35)	–	–	–
Total distributions	(0.60)	(0.67)	(0.35)	(0.06)	(0.03)	(0.06)
Net increase (decrease) in net asset value	(0.45)	3.06	1.05	0.86	1.69	0.91
Net Asset Value at end of period	$14.43	$14.88	$11.82	$10.77	$9.91	$8.22
Total Return (%)[3]	0.92[4]	33.17	13.39	9.29	20.90	13.53
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$47,466	$45,217	$13,808	$17,039	$29,240	$20,389
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.25[5]	1.25	1.25	1.25	1.25	1.52
After reimbursement of expenses by Adviser (%)	1.25[5]	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.43[5]	0.28	0.77	0.69	0.29	0.77
Portfolio turnover (%)[6]	17[4]	22	15	15	40	21

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Amounts represent less than $0.005 per share.
[3] Total return without applicable sales charge.
[4] Not annualized.
[5] Annualized.
[6] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	NORTHROAD INTERNATIONAL FUND*
	CLASS Y						CLASS R6
	Six Months Ended 4/30/14 (unaudited)	Year Ended 10/31/13[8]	Year Ended December 31,				Period Ended 4/30/13 (unaudited)	Year Ended 10/31/13[8]	Inception to 12/31/12[9]
			2012	2011	2010[7]	2009[7]
Net Asset Value at beginning of period	$12.25	$10.39	$9.28	$13.30	$11.92	$10.00	$12.28	$10.39	$9.28
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.19	0.19	0.04	0.00[6]	(0.03)	0.10	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.48	1.67	1.09	(1.03)	2.20	3.01	0.51	1.67	1.11
Total from investment operations	0.59	1.86	1.28	(0.99)	2.20	2.98	0.61	1.89	1.30
Less Distributions:
Distributions from net investment income	(0.20)	–	(0.17)	(0.04)	0.00[6]	–	(0.20)	–	(0.19)
Distributions from capital gains	(0.29)	–	–	(2.99)	(0.82)	(1.06)	(0.29)	–	–
Total distributions	(0.49)	–	(0.17)	(3.03)	(0.82)	(1.06)	(0.49)	–	(0.19)
Net increase (decrease) in net asset value	0.10	1.86	1.11	(4.02)	1.38	1.92	0.12	1.89	1.11
Net Asset Value at end of period	$12.35	$12.25	$10.39	$9.28	$13.30	$11.92	$12.40	$12.28	$10.39
Total Return (%)[2]	5.06[3]	17.90[3]	13.76	(6.43)	18.42	29.66	5.12[3]	18.19[3]	6.70[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,101	$32,616	$28,856	$1,621	$1,763	$1,056	$9,271	$12	$11
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16[4]	1.15[4]	1.15	1.20	1.25	1.24	0.84[4]	0.83[4]	0.83[4]
After reimbursement of expenses by Adviser (%)	1.16[4]	1.15[4]	–	–	–	–	0.84[4]	0.83[4]	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.74[4]	2.01[4]	1.94	0.43	0.02	(0.31)	3.51[4]	2.33[4]	2.33[4]
Portfolio turnover (%)[5]	18[3]	15[3]	12	129	61	74	18[3]	15[3]	12[3]

See accompanying Notes to Financial Statements.

	INTERNATIONAL STOCK FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$13.16	$10.81	$10.12	$10.58	$9.94	$8.47	$12.87	$10.58	$9.92	$10.39	$9.76	$8.33
Income from Investment Operations:
Net investment income[1]	0.04	0.13	0.14	0.16	0.12	0.15	0.02	0.07	0.09	0.08	0.05	0.14
Net realized and unrealized gain (loss) on investments	0.45	2.35	0.76	(0.47)	0.77	1.69	0.41	2.28	0.72	(0.47)	0.75	1.60
Total from investment operations	0.49	2.48	0.90	(0.31)	0.89	1.84	0.43	2.35	0.81	(0.39)	0.80	1.74
Redemption Fee	–	0.00[6]	–	0.00[6]	–	–	–	–	–	–	–	–
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.16)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.10)
Distributions from capital gains	–	–	–	–	–	(0.21)	–	–	–	–	–	(0.21)
Total distributions	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.37)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.31)
Net increase (decrease) in net asset value	0.39	2.35	0.69	(0.46)	0.64	1.47	0.41	2.29	0.66	(0.47)	0.63	1.43
Net Asset Value at end of period	$13.55	$13.16	$10.81	$10.12	$10.58	$9.94	$13.28	$12.87	$10.58	$9.92	$10.39	$9.76
Total Return (%)[2]	3.77[3]	23.11	9.23	(3.00)	9.01	22.82	3.35[3]	22.26	8.39	(3.77)	8.26	21.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$26,475	$24,571	$21,002	$20,763	$23,505	$23,094	$2,444	$2,946	$3,206	$3,872	$4,854	$5,109
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.60[4]	1.60	1.60	1.60	1.60	1.73	2.35[4]	2.35	2.35	2.35	2.35	2.49
After reimbursement of expenses by Adviser (%)	1.60[4]	1.60	1.60	1.60	1.60	1.60	2.35[4]	2.35	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.70[4]	1.02	1.35	1.45	1.19	1.81	(0.18)[4]	0.28	0.59	0.72	0.43	1.09
Portfolio turnover (%)[5]	15[3]	53	41	44	52	82	15[3]	53	41	44	52	82

* The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6] Amounts represent less than $0.005 per share.
[7] Prior to June 30, 2011, the NorthRoad International Fund was known as the Small/Mid-Cap Fund. Inception of the fund was December 31, 2008 with an effective date of January 1, 2009.
[8] Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9] Commenced investment operations February 29, 2012.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND - continued
	CLASS Y
	Six Months Ended 4/30/14 (unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$13.18	$10.82	$10.13	$10.59	$9.95	$8.48
Income from Investment Operations:
Net investment income[1]	0.06	0.13	0.18	0.21	0.22	0.16
Net realized and unrealized gain (loss) on investments	0.44	2.38	0.75	(0.49)	0.69	1.70
Total from investment operations	0.50	2.51	0.93	(0.28)	0.91	1.86
Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)	(0.18)
Distributions from capital gains	–	–	–	–	–	(0.21)
Total distributions	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)	(0.39)
Net increase (decrease) in net asset value	0.37	2.36	0.69	(0.46)	0.64	1.47
Net Asset Value at end of period	$13.55	$13.18	$10.82	$10.13	$10.59	$9.95
Total Return (%)[2]	3.82[3]	23.44	9.61	(2.85)	9.28	23.25
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,391	$34,634	$23,294	$44,358	$74,421	$120,187
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35[4]	1.35	1.35	1.35	1.35	1.47
After reimbursement of expenses by Adviser (%)	1.35[4]	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.98[4]	1.26	1.36	1.70	1.42	2.07
Portfolio turnover (%)[5]	15[3]	53	41	44	52	82

[1] Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Notes to the Financial Statements (unaudited)
1. ORGANIZATION
Madison Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers twenty one funds (individually, a “Fund,” collectively, the “Funds”).
The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the High Income Fund, Small Cap Fund, NorthRoad International Fund and the International Stock Fund. Effective after the close of business on February 28, 2014, the Madison Equity Income Fund was re-named the Madison Covered Call & Equity Income Fund. The accompanying financial statements include the Cash Reserves, Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International and International Stock Funds (collectively, the “Core Funds”), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”). The Tax-Free Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes, while the Tax-Free National Fund invests in securities exempt from federal taxes (together, the “Tax-Free Funds”).
The Cash Reserves Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Large Cap Growth, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The NorthRoad International Fund offers two classes of shares: Class Y and R6. The Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond and Dividend Income offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Allocation Funds consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).
All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Investment Adviser, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.
A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Amortization and accretion are recorded on the effective yield method.
Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.
Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.
Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of April 30, 2014, no funds had open repurchase agreements.
The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.
Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.
Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included In the Statements of Operations under the heading “Net realized gain (loss) on investments”. The Covered Call & Equity Income and International Stock Funds had net realized losses of $10 and $175,724, respectively. The Small Cap, Large Cap Value and NorthRoad International Funds had net realized gains of $312, $35, and $3,870 respectively.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.
Forward Foreign Currency Exchange Contracts: Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 2014, none of the Funds had open forward foreign currency exchange contracts.
If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.
Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At April 30, 2014, investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Corporate Bond, High Income and Diversified Income Funds were $7,643,323, $1,034,576, $265,000 and $2,052,217, respectively, which represent 4.1%, 4.1%, 0.6% and 1.5% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are automatically deemed illiquid while others may be determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at April 30, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
American Association of Retired Persons	5/16/02	$ 784,687
ERAC USA Finance LLC	12/16/04	620,822
Forest Laboratories Inc.	12/5/13	200,000
Glencore Funding LLC	4/22/14	822,313
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	278,307
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	2/6/14	314,242
Intelsat Jackson Holdings S.A.	1/3/14	478,051
Liberty Mutual Group Inc.	Various	1,230,317
Metropolitan Life Global Funding I	4/7/14	699,093
Nissan Motor Acceptance Corp.	9/20/13	499,503
QVC Inc.	3/11/14	798,655
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	499,899
		$7,225,889
Corporate Bond Fund
Calumet Specialty Products Partners L.P. / Calumet Finance Corp.	3/26/14	$ 100,000
Forest Laboratories Inc.	12/5/13	50,000
Glencore Funding LLC	4/22/14	124,593
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	25,301
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	2/6/14	24,940
Intelsat Jackson Holdings S.A.	1/3/14	47,805
Liberty Mutual Group Inc.	6/13/13	99,410
Metropolitan Life Global Funding I	4/7/14	299,611
Nissan Motor Acceptance Corp.	9/19/13	49,950
QVC Inc.	3/11/14	199,664
		$1,021,274

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$ 250,000
Diversified Income Fund
American Association of Retired Persons	5/16/02	$ 784,687
ERAC USA Finance LLC	12/16/04	350,899
Glencore Funding LLC	4/22/14	264,137
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	126,503
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	2/6/14	124,699
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	124,975
		$1,775,900

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2014, no Funds had delayed delivery securities.
Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.
Fair Value Measurements: Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of April, 2014 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/14
Conservative Allocation	$ 72,530,371	$ –	$ –	$ 72,530,371
Moderate Allocation	149,600,440	–	–	149,600,440
Aggressive Allocation	59,871,891	–	–	59,871,891
Cash Reserves[1]	884,666	21,158,772	–	22,043,438
Tax-Free Virginia
Municipal Bonds	–	22,917,410	–	22,917,410
Tax-Free National
Municipal Bonds	–	27,759,341	–	27,759,341
Government Bond
Mortgage Backed Securities	–	383,433	–	383,433
U.S. Government and Agency Obligations	–	3,565,661	–	3,565,661
Short-Term Investments	134,607	–	–	134,607
	134,607	3,949,094	–	4,083,701
High Quality Bond
Corporate Notes and Bonds	–	54,684,931	–	54,684,931
U.S. Government and Agency Obligations	–	67,250,204	–	67,250,204
	–	121,935,135	–	121,935,135

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/14
Core Bond
Asset Backed Securities	$ –	$ 4,117,232	$ –	$ 4,117,232
Commercial Mortgage-Backed Securities	–	1,550,312	–	1,550,312
Corporate Notes and Bonds	–	62,803,037	–	62,803,037
Long Term Municipal Bonds	–	10,647,127	–	10,647,127
Mortgage Backed Securities	–	36,476,907	–	36,476,907
U.S. Government and Agency Obligations	–	70,171,693	–	70,171,693
Short-Term Investments	1,844,222	–	–	1,844,222
	1,844,222	185,766,308	–	187,610,530
Corporate Bond
Corporate Notes and Bonds	–	24,067,574	–	24,067,574
Short-Term Investments	1,299,383	–	–	1,299,383
	1,299,383	24,067,574	–	25,366,957
High Income
Corporate Notes and Bonds	–	41,557,890	–	41,557,890
Short-Term Investments	1,096,913	–	–	1,096,913
	1,096,913	41,557,890	–	42,654,803
Diversified Income
Common Stocks	77,917,908	–	–	77,917,908
Asset Backed Securities	–	1,200,887	–	1,200,887
Commercial Mortgage-Backed Securities	–	226,279	–	226,279
Corporate Notes and Bonds	–	21,576,262	–	21,576,262
Long Term Municipal Bonds	–	335,760	–	335,760
Mortgage Backed Securities	–	9,605,107	–	9,605,107
U.S. Government and Agency Obligations	–	21,173,554	–	21,173,554
Short-Term Investments	5,191,629	–	–	5,191,629
	83,109,537	54,117,849	–	137,227,386
Covered Call & Equity Income
Assets:
Common Stocks	28,790,803	–	–	28,790,803
Exchange Traded Funds	2,196,738	–	–	2,196,738

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

U.S. Government and Agency Obligations	–	1,999,978	–	1,999,978
Short-Term Investments	4,652,359	–	–	4,652,359
	35,639,900	1,999,978	–	37,639,878
Liabilities:
Options Written	539,978	–	–	539,978
Dividend Income
Common Stocks	19,947,717	–	–	19,947,717
Short-Term Investments	682,405	–	–	682,405
	20,630,122	–	–	20,630,122
Large Cap Value
Common Stocks	214,046,072	–	–	214,046,072
Short-Term Investments	6,302,410	–	–	6,302,410
	220,348,482	–	–	220,348,482
Investors
Common Stocks	193,024,557	–	–	193,024,557
Short-Term Investments	15,847,801	–	–	15,847,801
	208,872,358	–	–	208,872,358
Large Cap Growth
Common Stocks	142,423,347	–	–	142,423,347
Short-Term Investments	6,797,768	–	–	6,797,768
	149,221,115	–	–	149,221,115
Mid Cap
Common Stocks	281,778,212	–	–	281,778,212
Short-Term Investments	25,689,956	–	–	25,689,956
	307,468,168	–	–	307,468,168
Small Cap
Common Stocks	50,141,005	445,492	–	50,586,497
Short-Term Investments	2,079,920	–	–	2,079,920
	52,220,925	445,492	–	52,666,417
NorthRoad International
Common Stocks
Australia	1,035,950	–	–	1,035,950
Brazil	881,713	581,056	–	1,462,769
France	4,519,449	2,267,285	–	6,786,734
Germany	2,036,735	–	–	2,036,735
Ireland	816,648	–	–	816,648
Israel	761,190	–	–	761,190

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/14
Japan	$ 2,453,819	$ 1,647,377	$ –	$ 4,101,196
Netherlands	2,004,145	–	–	2,004,145
Singapore	–	846,730	–	846,730
South Korea	–	846,117	–	846,117
Sweden	823,785	–	–	823,785
Switzerland	7,693,467	–	–	7,693,467
United Kingdom	9,504,529	827,133	–	10,331,662
Short-Term Investments	632,675	–	–	632,675
	33,164,105	7,015,698	–	40,179,803
International Stock
Common Stocks
Australia	–	530,032	–	530,032
Austria	–	613,649	–	613,649
Belgium	–	1,716,911	–	1,716,911
Bermuda	–	764,171	–	764,171
Brazil	–	869,629	–	869,629
Canada	–	1,673,643	–	1,673,643
China	–	682,985	–	682,985
Denmark	–	609,533	–	609,533
Finland	–	1,266,058	–	1,266,058
France	–	5,608,403	–	5,608,403
Germany	–	2,563,073	–	2,563,073
Greece	–	584,334	–	584,334
Ireland	679,196	812,486	–	1,491,682
Israel	845,278	–	–	845,278
Italy	–	2,051,259	–	2,051,259
Japan	–	11,652,289	–	11,652,289
Luxembourg	–	842,698	–	842,698
Netherlands	–	1,024,200	–	1,024,200
Norway	–	474,633	–	474,633
Philippines	–	1,303,227	–	1,303,227
South Korea	–	760,510	–	760,510
Spain	–	2,685,520	–	2,685,520
Sweden	–	1,891,346	–	1,891,346
Switzerland	–	6,520,937	–	6,520,937
Thailand	–	416,815	–	416,815
Turkey	–	313,257	–	313,257
United Kingdom	–	14,655,285	–	14,655,285
Preferred Stock	–	1,222,495	–	1,222,495
Short-Term Investments	1,006,050	–	–	1,006,050
	2,530,524	64,109,378	–	66,639,902
1 At April 30, 2014 all Level 2 securities held are Short-Term Investments. See respective Portfolio of Investments.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Covered Call & Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of April 30, 2014:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	–	–	Options written	$539,978
The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging Instruments	Realized Gain on Derivatives:	Change in Unrealized Appreciation on Derivatives
Equity contracts	$1,025,533	$322,485

Management has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.
3. ADVISORY, SERVICES AND DISTRIBUTION AGREEMENTS
Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Diversified Income	0.65%
Moderate Allocation	0.20%	Covered Call & Equity Income	0.85%
Aggressive Allocation	0.20%	Dividend Income	0.75%
Cash Reserves	0.40%	Large Cap Value	0.55%
Tax-Free Virginia	0.50%	Investors	0.75%
Tax-Free National	0.50%	Large Cap Growth	0.75%
Government Bond	0.40%	Mid Cap	0.75%
High Quality Bond	0.30%	Small Cap	1.00%
Core Bond	0.50%	NorthRoad International	0.80%
Corporate Bond	0.40%	International Stock	1.05%
High Income	0.55%
The Cash Reserves, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investors Fund advisory fee is 0.75% on the first $100 million of assets, and 0.60% on assets in excess of $100 million. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2014, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company,

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

LLP for the Small Cap Fund, NorthRoad Capital Management, LLC for the NorthRoad International Fund and Lazard Asset Management LLC for the International Stock Fund.
The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser contractually agreed to waive a portion of advisory fees on the Cash Reserves Fund Class A Shares and Class B Shares until May 1, 2014 for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver was equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2014, the waivers totaled $46,015 for Class A Shares and $1,068 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Government Bond, Dividend Income and Investor’s Fund’s advisory fee (0.10%) was waived by the Investment Adviser until May 1, 2014. For the period ended April 30, 2014, the waivers totaled $2,063 for Government Bond, $9,697 for Dividend Income, and $103,714 for the Investors Fund, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.
Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Service Fee	Fund	Service Fee
Conservative Allocation	0.25%	Diversified Income	0.20%
Moderate Allocation	0.25%	Covered Call & Equity Income	0.15%
Aggressive Allocation	0.25%	Dividend Income	0.35%
Cash Reserves	0.15%	Large Cap Value	0.36%
Tax-Free Virginia	0.35%	Investors[1]	0.35%
Tax-Free National	0.35%	Large Cap Growth	0.20%
Government Bond	0.25%	Mid Cap[1]	0.40%
High Quality Bond	0.19%	Small Cap	0.25%
Core Bond[1]	0.15%	NorthRoad International[1]	0.35%
Corporate Bond	0.25%	International Stock	0.30%
High Income	0.20%
[1]The annual service fee for Class R6 shares is 0.02%.
The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.
The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares until at least May 1, 2014 for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2014, the waivers totaled $7,813 for Class A Shares and $250 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Dividend Income and Investors Funds’ annual service fee (0.05%) was waived by the Investment Adviser until May 1, 2014. The waived amounts totaled $4,849 and $50,378, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.
Distribution Agreement. MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted distribution and/or service plans (the “Plans”) with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees to or through MFD for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each Fund’s daily net assets attributable to the respective class of shares for all Funds except the Cash Reserves Fund. The Trust will also pay distribution fees to or through MFD for Class B and Class C shares at an aggregate annual rate of 0.75% of each Fund’s daily net assets attributable to their respective classes. The distribution fees are used to reimburse MFD for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to third party selling brokers and others engaged in the sale of Fund shares, (2) marketing, promotional and overhead expenses incurred in

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used by MFD to compensate selling brokers and others for providing personal and account maintenance services to shareholders. Fees incurred by the Funds under the Plans are detailed in the Statement of Operations.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay third party selling brokers who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected from shareholders in this manner are presented in the “Amount Collected” section of the table below. The amounts retained by MFD (and not paid to selling brokers who sell Fund shares) are shown in the “Amount Retained” section. The amounts collected and retained for the period November 1, 2013 through April 30, 2014, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$ 70,627	$ 8,179	$2,173	$ 8,655	$ 8,179	$2,173
Moderate Allocation	131,809	36,658	838	15,749	36,658	838
Aggressive Allocation	77,710	5,745	244	8,723	5,745	244
Cash Reserves	–	2,254	–	–	2,254	–
Core Bond	6,317	3,373	–	466	3,373	–
High Income	27,379	1,759	–	3,701	1,759	–
Diversified Income	247,671	5,114	1,834	32,710	5,114	1,834
Covered Call & Equity Income	36,952	–	100	4,656		100
Large Cap Value	35,329	2,354	–	4,119	2,354	–
Investors	13,159	–	–	1,796	–	–
Mid Cap	26,581	1,395	–	2,933	1,395	–
Small Cap	5,832	4	–	565	4	–
International Stock	15,920	979	–	1,740	979	–

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, MFD waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2014, the waivers totaled $2,119 and are reflected as fees waived in the accompanying Statement of Operations. MFD does not have the right to recoup these waived fees.
Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Services Agreement as described above.
4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS
With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Virginia, Tax-Free National, Government Bond, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Allocation, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International and the International Stock Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.
Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.
5. SECURITIES TRANSACTIONS
For the period ended April 30, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short–term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$36,191,811	$35,335,451
Moderate Allocation	–	–	66,821,300	66,003,399
Aggressive Allocation	–	–	26,907,310	24,260,033
Tax-Free Virginia	–	–	1,527,006	1,797,564
Tax-Free National	–	–	3,869,995	3,393,163
Government Bond	233,099	542,195	–	–
High Quality Bond	8,336,705	8,633,246	3,246,763	4,019,040
Core Bond	24,092,043	21,037,144	44,626,624	13,655,177
Corporate Bond	–	–	7,058,400	2,615,076
High Income	–	–	10,547,686	16,214,703
Diversified Income	3,602,062	2,231,782	13,146,162	8,014,249
Covered Call & Equity Income	–	–	20,113,313	23,536,271
Dividend Income	–	–	3,020,489	2,169,522
Large Cap Value	–	–	64,318,321	60,295,381
Investors	–	–	45,932,494	56,408,249
Large Cap Growth	–	–	22,112,015	32,992,199
Mid Cap	–	–	53,577,541	86,631,470
Small Cap	–	–	9,464,963	8,592,336
NorthRoad International	–	–	12,935,389	6,417,290
International Stock	–	–	13,882,573	9,389,741
6. COVERED CALL AND PUT OPTIONS
An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).
The Covered Call & Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.
When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.
Transactions in option contracts during the period ended April 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	5,155	$1,009,196
Options written during the period	8,121	1,711,083
Options closed during the period	(3,834)	(862,477)
Options exercised during the period	(3,111)	(629,558)
Options expired during the period	(2,410)	(463,958)
Options outstanding, end of period	3,921	$764,286
7. FOREIGN SECURITIES
Each Fund, other than the Tax-Free Funds, may invest in foreign securities; however, the Cash Reserves Fund is limited to U.S. dollar–denominated foreign money market securities. Foreign securities are defined as  securities that are:  (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts, European Depositary Receipts (“EDRs”), Global Depositary Receipts, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.
8. SECURITIES LENDING
The Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Midcap and International Stock Funds have entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.
At April 30, 2014, a moratorium on securities lending imposed by the Board of Trustees was in place and as such, none of the Funds had securities out on loan.
9. FEDERAL INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.
For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2013, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2016	2017	2018	Short Term	Long Term
Moderate Allocation	$ –	$ 2,027,611	$ 3,257,526	$ –	$ –
Aggressive Allocation	–	–	1,147,066	–	–
Cash Reserves	–	16	5	1	–
Tax-Free National	–	–	–	6,918	–
Corpoarte Bond	–	–	–	150	24,897
Diversified Income	–	6,019,053	–	–	–
Large Cap Value	–	6,363,014	–	–	–
Mid Cap	3,734,080	–	–	–	–
Small Cap	2,027,683	–	–	–	–
International Stock	–	10,738,511	1,381,274	–	–
The capital loss carryovers for the Mid Cap Fund and Small Cap Fund are subject to certain limitations upon availability, to offset future gains, if any, as the successor of a merger.
At April 30, 2014, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 3,952,270	$ –	$ 3,952,270
Moderate Allocation	15,534,365	107	15,534,258
Aggressive Allocation	8,194,163	−	8,194,163
Cash Reserves	−	−	−
Tax-Free Virginia	824,060	163,137	660,923
Tax-Free National	1,289,331	102,929	1,186,402
Government Bond	65,588	3,321	62,267
High Quaility Bond	1,270,761	258,062	1,012,699
Core Bond	7,242,829	833,467	6,409,362
Corporate Bond	562,446	72,875	489,571
High Income	2,078,428	39,217	2,039,211
Diversified Income	24,740,652	998,780	23,741,872
Covered Call & Equity Income	1,663,816	1,938,698	(274,882)
Dividend Income	4,703,886	37,623	4,666,263
Large Cap Value	50,921,932	190,624	50,731,308
Investors	34,832,430	20,259	34,812,171
Large Cap Growth	39,198,455	−	39,198,455
Mid Cap	84,551,417	1,023,938	83,527,479
Small Cap	9,468,265	463,504	9,004,761
NorthRoad International	6,660,386	688,350	5,972,036
International Stock	15,764,935	955,769	14,809,166
The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.
10. CONCENTRATION OF RISK
Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are funds of funds, meaning that each invests primarily in the shares of other registered investment companies (the “Underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.
Please see the most current version of the Fund’s prospectus(es) for a more detailed discussion of risks associated with investing in the Funds.

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP
The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds’’). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2014 follows:

Fund/Underlying Fund	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 04/30/2014	Value at 04/30/2014	Realized Gain (Loss)	Distributions Received[1]
Conservative Allocation
Madison High Quality Bond Fund Class Y	473,310	–	$203,929	269,381	$ 2,965,889	$ 31,361	$ 41,183
Madison Core Bond Fund Class Y	843,336	369,482	29,615	1,183,203	12,009,514	(11,949)	179,236
Madison Corporate Bond Fund Class Y	402,670	44,131	-	446,801	5,106,931	–	51,028
Madison High Income Fund Class Y	202,805	–	66,199	136,606	931,654	57,951	105,359
Madison Large Cap Value Fund Class Y	372,809	49,908	62,006	360,711	6,611,839	190,889	68,267
Madison Investors Fund Class Y	150,219	21,954	39,355	132,818	3,133,185	4	106,001
Madison Large Cap Growth Fund Class Y	172,646	23,052	94,168	101,530	2,204,213	666,400	146,489
Madison International Stock Fund Class Y	190,968	43,671	24,893	209,746	2,842,055	67,324	25,826
Totals					$35,805,280	$1,001,980	$723,389

Moderate Allocation
Madison High Quality Bond Fund Class Y	458,350	–	113,184	345,166	3,800,279	(16,223)	44,252
Madison Core Bond Fund Class Y	1,204,478	263,721	–	1,468,199	14,902,224	–	236,858
Madison High Income Fund Class Y	401,919	–	238,615	163,304	1,113,730	227,065	202,177
Madison Large Cap Value Fund Class Y	959,472	143,217	73,636	1,029,053	18,862,549	256,997	172,065
Madison Investors Fund Class Y	501,626	102,820	73,157	531,289	12,533,119	126,461	353,970
Madison Large Cap Growth Fund Class Y	599,907	120,076	192,457	527,526	11,452,589	1,162,212	520,383
Madison Mid Cap Fund Class Y	535,837	38,087	263,171	310,753	2,905,540	692,539	358,019
Madison Small Cap Fund Class Y	120,730	–	69,306	51,424	742,044	498,874	73,050
Madison NorthRoad International Fund Class Y	365,405	–	133,013	232,392	2,872,367	229,756	179,920
Madison International Stock Fund Class Y	253,807	107,287	26,057	335,037	4,539,746	55,662	33,648
Totals					$73,724,187	$3,233,343	$2,174,342

Madison Funds | April 30, 2014

Notes to the Financial Statements (Unaudited)

Fund/Underlying Fund	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 04/30/2014	Value at 04/30/2014	Realized Gain (Loss)	Distributions Received[1]
Aggressive Allocation
Madison Core Bond Fund Class Y	–	292,883	$ –	292,883	$ 2,972,764	$ –	$ 15,961
Madison High Income Fund Class Y	74,981	–	74,981	–	–	15,429	20,356
Madison Large Cap Value Fund Class Y	451,224	55,344	25,839	480,729	8,811,756	75,675	85,861
Madison Investors Fund Class Y	248,937	36,947	26,538	259,346	6,117,976	78,035	175,661
Madison Large Cap Growth Fund Class Y	302,643	17,335	44,993	274,985	5,969,917	172,792	248,852
Madison Mid Cap Fund Class Y	419,504	29,818	230,558	218,764	2,045,447	541,172	280,291
Madison Small Cap Fund Class Y	74,631	–	45,057	29,574	426,749	216,853	34,902
Madison NorthRoad International Fund Class Y	139,618	–	12,928	126,690	1,565,891	21,947	68,746
Madison International Stock Fund Class Y	126,972	4,612	9,036	122,548	1,660,527	19,789	16,833
Totals					$29,571,027	$1,141,692	$947,463
1 Distributions received includes distributions from net investment income and from capital gains from the Affiliated Underlying Funds.
12. SUBSEQUENT EVENTS
Management has evaluated the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts or disclosures in the Funds’ financial statements.

Madison Funds | April 30, 2014

Other Information (unaudited)

Other Information (unaudited)
FUND EXPENSES PAID BY SHAREHOLDERS
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2014. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).
Actual Expenses
The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,033.70	0.70%	$3.53	$1,030.60	1.45%	$7.30
Moderate Allocation	1,000	1,045.10	0.70%	3.55	1,041.00	1.45%	7.34
Aggressive Allocation	1,000	1,055.60	0.70%	3.57	1,050.90	1.45%	7.37
Cash Reserves	1,000	1,000.00	0.08%	0.40	1,000.00	0.08%	0.40
Core Bond	1,000	1,013.10	0.90%	4.49	1,008.40	1.65%	8.22
High Income	1,000	1,041.80	1.00%	5.06	1,037.10	1.75%	8.84
Diversified Income	1,000	1,048.30	1.10%	5.59	1,043.60	1.85%	9.37
Covered Call & Equity Income	1,000	1,049.60	1.25%	6.35	N/A	N/A	N/A
Large Cap Value	1,000	1,084.40	1.16%	6.00	1,080.60	1.91%	9.85
Investors	1,000	1,079.10	1.13%	5.83	N/A	N/A	N/A
Large Cap Growth	1,000	1,059.90	1.20%	6.13	1,055.70	1.95%	9.94
Mid Cap	1,000	1,035.20	1.40%	7.06	1,031.90	2.15%	10.83
Small Cap	1,000	1,007.80	1.50%	7.47	1,003.70	2.25%	11.18
International Stock	1,000	1,037.70	1.60%	8.08	1,033.50	2.35%	11.85

Madison Funds | April 30, 2014

Other Information (unaudited)

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,030.60	1.45%	$7.30
Moderate Allocation	1,000	1,041.00	1.45%	7.34
Aggressive Allocation	1,000	1,050.90	1.45%	7.37
Diversified Income	1,000	1,044.30	1.85%	9.38
Covered Call & Equity Income	1,000	1,045.70	2.00%	10.14

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,030.30	0.85%	$4.28
Tax-Free National	1,000	1,032.80	0.85%	4.28
Government Bond	1,000	1,002.70	0.55%	2.73
High Quality Bond	1,000	1,004.20	0.49%	2.43
Core Bond	1,000	1,013.60	0.65%	3.25
Corporate Bond	1,000	1,025.20	0.65%	3.26
High Income	1,000	1,041.10	0.75%	3.80
Covered Call & Equity Income	1,000	1,050.70	1.00%	5.08
Dividend Income	1,000	1,076.30	0.95%	4.89
Large Cap Value	1,000	1,085.90	0.91%	4.71
Investors	1,000	1,080.60	0.87%	4.49
Large Cap Growth	1,000	1,061.10	0.95%	4.85
Mid Cap	1,000	1,036.70	1.15%	5.81
Small Cap	1,000	1,009.20	1.25%	6.23
NorthRoad International	1,000	1,050.60	1.16%	5.90
International Stock	1,000	1,038.20	1.35%	6.82

Madison Funds | April 30, 2014

Other Information (unaudited)

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,013.60	0.54%	$2.70
Covered Call & Equity Income	1,000	1,051.70	0.87%	4.43
Investors	1,000	1,081.90	0.59%	3.05
Mid Cap	1,000	1,037.70	0.77%	3.89
NorthRoad International	1,000	1,051.20	0.84%	4.27

Madison Funds | April 30, 2014

Other Information (unaudited)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,021.32	0.70%	$3.51	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Cash Reserves	1,000	1,024.40	0.08%	0.40	1,024.40	0.08%	0.40
Core Bond	1,000	1,020.33	0.90%	4.51	1,016.61	1.65%	8.25
High Income	1,000	1,019.84	1.00%	5.01	1,016.12	1.75%	8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	1,015.62	1.85%	9.25
Covered Call & Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Large Cap Value	1,000	1,019.04	1.16%	5.81	1,015.32	1.91%	9.54
Investors	1,000	1,019.19	1.13%	5.66	N/A	N/A	N/A
Large Cap Growth	1,000	1,018.84	1.20%	6.01	1,015.12	1.95%	9.74
Mid Cap	1,000	1,017.85	1.40%	7.00	1,014.13	2.15%	10.74
Small Cap	1,000	1,017.36	1.50%	7.50	1,013.64	2.25%	11.23
International Stock	1,000	1,016.86	1.60%	8.00	1,013.14	2.35%	11.73

Madison Funds | April 30, 2014

Other Information (unaudited)

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,017.60	1.45%	7.25
Diversified Income	1,000	1,015.62	1.85%	9.25
Covered Call & Equity Income	1,000	1,014.88	2.00%	9.99

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.58	0.85%	$4.26
Tax-Free National	1,000	1,020.58	0.85%	4.26
Government Bond	1,000	1,022.07	0.55%	1.83
High Quality Bond	1,000	1,022.36	0.49%	1.63
Core Bond	1,000	1,021.57	0.65%	3.26
Corporate Bond	1,000	1,021.57	0.65%	2.15
High Income	1,000	1,021.08	0.75%	3.76
Covered Call & Equity Income	1,000	1,019.84	1.00%	5.01
Dividend Income	1,000	1,020.08	0.95%	4.76
Large Cap Value	1,000	1,020.28	0.91%	4.56
Investors	1,000	1,020.48	0.87%	3.14
Large Cap Growth	1,000	1,020.08	0.95%	4.76
Mid Cap	1,000	1,019.09	1.15%	3.78
Small Cap	1,000	1,018.60	1.25%	6.26
NorthRoad International	1,000	1,019.04	1.16%	3.86
International Stock	1,000	1,018.10	1.35%	6.76

Madison Funds | April 30, 2014

Other Information (unaudited)

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.12	0.54%	$2.71
Covered Call & Equity Income	1,000	1,020.48	0.87%	4.36
Investors	1,000	1,021.87	0.59%	2.96
Mid Cap	1,000	1,020.98	0.77%	3.86
NorthRoad International	1,000	1,020.63	0.84%	4.21
Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.
PROXY VOTING POLICIES, PROCEDURES AND RECORDS
A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.
FORWARD-LOOKING STATEMENT DISCLOSURE
One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Madison Funds | April 30, 2014

Other Information (unaudited)

This page was intentionally left blank.

Madison Funds | April 30, 2014

Other Information (unaudited)

This page was intentionally left blank.

Madison Funds | April 30, 2014

Other Information (unaudited)

This page was intentionally left blank.

Madison Funds    | April 30, 2014

FACTS	WHAT DOES MADISON FUNDS® DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪Social Security number and transaction history
▪Account balances and checking account information
▪Purchase history and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share investors’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their investors’ personal information; the reasons Madison Funds chooses to share; and whether you can limit this sharing.

Reason we can share your personal information	Does Madison Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-877-6089 or go to www.madisonfunds.com.

Madison Funds    | April 30, 2014

Who we are

Who is proving this notice?	Madison Funds Post Office Box 8390 Boston, MA 02266-8390

What we do
How does Madison Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Madison Funds collect my personal information?
We collect your personal information, for example, when you
▪Open an account or provide account information
▪Direct us to buy securities or make deposits or withdrawals from your account
▪Give us your contact information
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪sharing for affiliates’ everyday business purposes—information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪Our affiliates include companies with a common “Madison” name; financial companies such as Madison Investment Advisors and MFD Distributor, LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪Madison Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪Madison Funds does not jointly market.

Other important information

Madison Funds    | April 30, 2014

Madison Funds
Post Office Box 8390
Boston, MA 02266-8390
1 (800) 877-6089
www.madisonfunds.com

SEC File Number: 811-08261

4460-P1060
Rev: 0414